    As filed with the Securities and Exchange Commission on  April 27, 2001
                                                             ______________


                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]

                     Post-Effective Amendment No. 17  [x]
                                                  --
                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 19  [x]
                                           --

                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to paragraph (b)

               [X] on May 1, 2001 pursuant to paragraph (b)

               [_] 60 days after filing pursuant to paragraph (a)(i)

               [_] on ______________ pursuant to paragraph (a)(1)

      If appropriate, check the following box:
               [_] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                          Dreyfus/Transamerica Triple
                         Advantage(R) Variable Annuity

             A Flexible Purchase Payment Deferred Variable Annuity

                                   Issued By

                 Transamerica Occidental Life Insurance Company

              Offering 27 Sub-Accounts within the Variable Account
                      Designated as Separate Account VA-2L

                         In Addition to A Fixed Account

Prospectus
May 1, 2001

 .  This prospectus contains information you should know before investing.
   Please keep this prospectus for future reference.

 . You can obtain more information about the contract by requesting a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI is available free by writing to Transamerica Occidental Life Insurance Company, Annuity Service Center, 4333 Edgewood Road N E, Cedar Rapids, Iowa 52499-0001, or by calling 877-717-8861. The current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

 .  The SEC's web site is http://www.sec.gov

 .  Transamerica's web site is http://www.transamericaservice.com

 .  The contracts and the investment options are:
  .  subject to risks, including loss of your investment;
  .  not guaranteed to achieve their goal;
  .  not bank deposits; and
  .  not insured.

 . Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DREYFUS VARIABLE INVESTMENT FUND--SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND--
SERVICE CLASS
Managed by The Dreyfus Corporation and
Mellon Equity Associates

THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND, INC.--
SERVICE CLASS

Managed by The Dreyfus Corporation and NCM Capital Management Group

DREYFUS INVESTMENT PORTFOLIOS--SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE
INSURANCE FUND, INC.
Managed by Transamerica
Investment Management, LLC
Transamerica VIF Growth Portfolio

TABLE OF CONTENTS                                                          Page

SUMMARY...................................................................   4
PERFORMANCE DATA..........................................................  14
 Yield Calculations.......................................................  14
 Total Returns............................................................  14
 Performance Information..................................................  14
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT...  15
 Transamerica Occidental Life Insurance Company...........................  15
 Published Ratings........................................................  15
 Insurance Marketplace Standards Association..............................  16
 The Variable Account.....................................................  16
THE FUNDS.................................................................  16
 Resolution of Possible Conflicts.........................................  17
 Sources of Additional Information........................................  17
 Addition, Deletion or Substitution.......................................  17
THE FIXED ACCOUNT.........................................................  18
 The Interest Rate of the Fixed Account...................................  18
 Guarantee Periods........................................................  19
 Interest Adjustment......................................................  19
 Expiration of Guarantee Period...........................................  19
THE CONTRACT..............................................................  20
CONTRACT APPLICATION AND PURCHASE PAYMENTS................................  20
 Purchase Payments........................................................  20
 Right to Cancel Option...................................................  21
 Additional Purchase Payments.............................................  21
 Choosing One or More Investment Options..................................  21
ACCOUNT VALUE.............................................................  21
 How Your Variable Accumulation Units Are Created.........................  22
 How Variable Accumulation Unit Values Are Calculated.....................  22
TRANSFERS.................................................................  22
 Before the Annuity Date..................................................  22
 Telephone Transfers......................................................  23
 Possible Restrictions....................................................  23
 Dollar Cost Averaging....................................................  24
 Special Dollar Cost Averaging Option.....................................  24
 Automatic Asset Rebalancing..............................................  24
 Transfers After the Annuity Date.........................................  25
CASH WITHDRAWALS..........................................................  25
 Withdrawals..............................................................  25
 Fees and Taxes Relating to Withdrawals or Surrenders.....................  26
 Additional Withdrawal and Surrender Provisions...........................  26
 Systematic Withdrawal Option.............................................  27

                                                                            Page

 Eligibility and Rules of the Systematic Withdrawal Option.................  27
 Automatic Payout Option...................................................  27
DEATH BENEFIT..............................................................  27
 Guaranteed Minimum Death Benefit..........................................  27
 Adjusted Partial Withdrawals..............................................  28
 Payment of Death Benefit..................................................  28
 Designation of Beneficiaries..............................................  28
 Death of Annuitant Before the Annuity Date................................  29
 Death of Owner Before the Annuity Date....................................  29
 Death of Annuitant or Owner After the Annuity Date........................  29
CHARGES AND DEDUCTIONS.....................................................  29
 Contingent Deferred Sales Load/Surrender Charge...........................  29
 Administrative Charges....................................................  31
 Mortality and Expense Risk Charge.........................................  32
 Premium Taxes.............................................................  32
 Transfer Fee..............................................................  32
 Systematic Withdrawal Option..............................................  33
 Taxes.....................................................................  33
 Portfolio Expenses........................................................  33
 Guaranteed Minimum Income Benefit Rider...................................  33
 Tax Relief Rider..........................................................  33
 Interest Adjustment.......................................................  33
DISTRIBUTION OF THE CONTRACT...............................................  33
ANNUITY PAYMENTS...........................................................  34
 Annuity Date..............................................................  34
 Annuity Payment...........................................................  34
 Election of Annuity Forms and Payment Options.............................  35
 Annuity Payment Options...................................................  35
 Fixed Annuity Payment Option..............................................  35
 Variable Annuity Payment Option...........................................  36
 Annuity Forms.............................................................  36
 General...................................................................  37
 Alternate Fixed Annuity Rates.............................................  37
THE GUARANTEED MINIMUM INCOME BENEFIT RIDER................................  37
 Minimum Annuitization Value...............................................  38
 Minimum Annuitization Value Upgrade.......................................  39
 GMIB Rider Fee............................................................  39
 Conditions of Exercise of the GMIB........................................  39
 Guaranteed Minimum Payment Option.........................................  39
 Guaranteed Minimum Payment Fee............................................  40
 Termination of the GMIB Rider.............................................  40
TAX RELIEF RIDER...........................................................  40
 Tax Relief Rider Amount...................................................  40

TABLE OF CONTENTS (continued)                                              Page

 Spousal Continuation.....................................................  41
 Tax Relief Rider Fee.....................................................  41
 Termination..............................................................  41
QUALIFIED CONTRACTS.......................................................  41
 The Automatic Payout Option..............................................  42
 Restrictions under Section 403(b) Programs...............................  42
FEDERAL TAX MATTERS.......................................................  43
 Introduction.............................................................  43
 Purchase Payments........................................................  43
 Taxation of Annuities in General.........................................  43
 Withdrawals..............................................................  44
 Annuity Payments.........................................................  44
 Withholding..............................................................  44
 Penalty Tax..............................................................  45
 Taxation of Death Benefit Proceeds.......................................  45
 Required Distributions upon Owner's Death................................  45
 Transfers, Assignments, or Exchanges of the Contract.....................  46
 Annuity Contracts Purchased by Nonresident Aliens and Foreign
  Corporations............................................................  46
 Multiple Policies........................................................  46
 Separate Account Charges.................................................  47
QUALIFIED CONTRACTS.......................................................  47

                           Page

 In General..............   47
 Qualified Pension and
  Profit Sharing Plans...   47
 Individual Retirement
  Annuities, Simplified
  Employee Plans and Roth
  IRAs...................   48
 Tax Sheltered
  Annuities..............   49
 Restrictions Under
  Qualified Contracts....   49
 Possible Changes in
  Taxation...............   49
 Other Tax Consequences..   49
LEGAL PROCEEDINGS........   49
ACCOUNTANTS AND FINANCIAL
 STATEMENTS..............   49
VOTING RIGHTS............   50
REINSTATEMENTS...........   50
AVAILABLE INFORMATION....   50
TABLE OF CONTENTS OF THE
 STATEMENT OF ADDITIONAL
 INFORMATION.............   51
APPENDIX A...............   52
 Example of
  Calculations...........   52
APPENDIX B...............   53
 Condensed Financial
  Information............   53
APPENDIX C...............   57
 Definitions.............   57

SUMMARY

You will find a list of definitions of the terms used in this prospectus in Appendix C.

The Contract

We designed the flexible premium deferred variable annuity, the contract described in this prospectus, to aid individuals in long-term financial planning for retirement or other purposes. You may use the contract:

 .  with non-qualified plans;

 . as an individual retirement annuity that qualifies for special tax treatment under Internal Revenue Code (the "Code") Section 408 and whose initial purchase payment is a rollover or transfer from a qualified retirement plan receiving special tax treatment under Code Sections 401(a), 403(b) or 408, a rollover IRA; or

 . as an individual retirement annuity that qualifies for special tax treatment under Code Section 408A and whose initial purchase payment is a rollover, transfer or conversion from other individual retirement plans issued under Sections 408 or 408A of the Code, a rollover Roth IRA.

Additionally, with Transamerica's prior approval, you may use the contract:

 . as an IRA or Roth IRA whose initial purchase payment is limited to the contribution limitations of the Code with respect to contributory IRAs or contributory Roth IRAs under Code Sections 408 or 408A;

 .  as an annuity under Code Section 403(b) Revenue Rule 90-24 (transfers only);
   and

 .  with various types of qualified pension and profit-sharing plans under Code
   Section 401(a).

Variable Account Fee Table

The purpose of the following table is to help you understand the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account and the portfolios. The table assumes that the entire account value is in the variable account and that the contract is owned during the accumulation period. Different fees may apply after the annuity date including the guaranteed minimum payment option fee applicable after annuitization under the payment options in the guaranteed minimum income benefit rider. The information set forth should be considered together with the narrative provided under the heading Charges and Deductions in this prospectus, and with the funds' prospectuses. In addition to the expenses listed below, premium taxes may apply.

                           ANNUITY CONTRACT FEE TABLE

--------------------------------------------------------------------------------

      Contract Transaction
         Expenses(/1/)
------------------------------------------
Sales Charge Imposed On Purchase
 Payments.......................     0
Maximum Contingent Deferred
 Sales Load(/2/)................     6%
Transfer Fee(/3/)...............  $0 - $10
Systematic Withdrawal Option
 Fee(/3/).......................  $0 - $25
Annual Account Fee(/4/).........  $0 - $30
Guaranteed Minimum Income
 Benefit Rider Fee..............   0.30%
Tax Relief Rider Fee............   0.25%

 Variable Account Annual Expenses
(as a percentage of average account
              value)
-----------------------------------
Mortality and Expense Risk
 Charges..................... 1.25%
Administrative Expense
 Charge(/5/)................. 0.15%
                              -----
TOTAL VARIABLE ACCOUNT
 ANNUAL EXPENSES............. 1.40%

--------------------------------------------------------------------------------
                           Portfolio Annual Expenses
 (as a percentage of assets after any fee waiver and/or expense reimbursement)
--------------------------------------------------------------------------------

                             Management  Other     Rule 12b-1   Total Portfolio
                                Fees    Expenses Fees(/7/)(/8/) Annual Expenses
-------------------------------------------------------------------------------
  Appreciation(/9/)            0.75%     0.03%       0.25%           1.03%
  Balanced(/9/)(/10/)          0.75%     0.10%       0.15%           1.00%
  Disciplined
   Stock(/9/)(/10/)            0.75%     0.06%       0.19%           1.00%
  Growth and
   Income(/9/)(/10/)           0.75%     0.03%       0.22%           1.00%
  International Equity(/9/)    0.75%     0.24%       0.25%           1.24%
  International
   Value(/9/)(/10/)            1.00%     0.23%       0.17%           1.40%
  Limited Term High
   Income(/9/)(/10/)           0.65%     0.11%       0.14%           0.90%
  Money Market                 0.50%     0.10%         N/A           0.60%
  Quality Bond(/9/)            0.65%     0.07%       0.25%           0.97%
  Small Cap(/9/)               0.75%     0.03%       0.25%           1.03%
  Small Company Stock(/9/)     0.75%     0.18%       0.25%           1.18%
  Special Value(/9/)(/10/)     0.75%     0.12%       0.13%           1.00%
  Stock Index(/9/)             0.25%     0.01%       0.25%           0.52%
  Socially Responsible
   Growth(/9/)                 0.75%     0.03%       0.25%           1.03%
  Core Bond(/10/)(/11/)        0.60%     0.20%       0.00%           0.80%
  Core Value(/9/)(/10/)        0.75%     0.25%       0.00%           1.00%
  Emerging
   Leaders(/10/)(/11/)         0.90%     0.60%       0.00%           1.50%
  Emerging
   Markets(/10/)(/11/)         1.25%     0.75%       0.00%           2.00%
  European
   Equity(/9/)(/10/)(/12/)     1.00%     0.25%       0.00%           1.25%
  Founders
   Discovery(/10/)(/11/)       0.90%     0.60%       0.00%           1.50%
  Founders
   Growth(/9/)(/10/)           0.75%     0.25%       0.00%           1.00%
  Founders International
   Equity(/9/)(/10/)           1.00%     0.50%       0.00%           1.50%
  Founders
   Passport(/9/)(/10/)         1.00%     0.50%       0.00%           1.50%
  Japan(/10/)(/11/)            1.00%     0.50%       0.00%           1.50%
  MidCap Stock(/9/)(/10/)      0.75%     0.25%       0.00%           1.00%
  Technology Growth(/9/)       0.75%     0.09%       0.16%           1.00%
  Transamerica VIF
   Growth(/13/)(/14/)          0.74%     0.11%         --            0.85%

Expense information regarding the portfolios has been provided by the funds. We have no reason to doubt the accuracy of the information, but have not verified those figures. In preparing the table above and the examples that follow, we have relied on the figures provided by the funds. These figures are for the year ended December 31, 2000, (unless otherwise stated), except that they have been restated to reflect the Rule 12b-1 fee for the Service Class Shares. Actual expenses in future years may be higher or lower than the figures given above.

Notes to Fee Table:

1. The contract transaction expenses apply to each contract, regardless of how the contract value is allocated between the variable account and the fixed account. The variable account annual expenses do not apply to the fixed account.

2. You may withdraw a portion of the purchase payments each year after the first contract year without any contingent deferred sales load (CDSL). After we have held a premium for seven contract years, you may withdraw the remaining premium payments without any CDSL. You may always withdraw accumulated earnings without a CDSL.

3. There is currently no fee for transfers. However, Transamerica may charge a fee equal to the lesser of $10 or 2% of the amount transfers in excess of 18 per year. Transamerica may also charge a fee of up to $25 per year if you elect the systematic withdrawal option, but we currently do not deduct this charge.

4. The current annual contract fee is the lesser of $30 or 2% of the contract value. We may change the fee annually, but it will not exceed the lesser of $60 or 2% of the contract value. This fee is waived if your account value is over $50,000.

5. If you annuitize under the rider and elect the guaranteed minimum payment option, there is a guaranteed minimum payment fee at an effective annual rate of 1.25% of the daily net asset value in the separate account. See Other Charges and Deductions.

6. The current annual administrative expense charge is 0.15%, during both the accumulation phase and the income phase. We may increase it to 0.25%.

7. The Fees shown are for the Service Class Shares, except for the Money Market Portfolio and Transamerica VIF Growth Portfolio. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee.

8. The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% before any fee waivers and/or expense reimbursements.

9. Other Expenses for Service Shares are based on other expenses for Initial Shares for the past fiscal year.

10. Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Total Portfolio Annual Expenses, without such fee waiver and/or expense reimbursement, would be as follows: 1.10% - Balanced; 1.06% - Disciplined Stock; 1.03% - Growth and Income; 1.48% - International Value; 1.01% - Limited High Term Income; 1.12% Special Value; 2.15% - Core Bond; 1.29% - Core Value; 2.45% - Emerging Leaders; 4.11% - Emerging Markets; 1.85% - European Equity; 2.18% - Founders Discovery; 1.33% -
     Founders Growth; 2.32% - Founders International Equity; 3.84% - Founders Passport; 3.65% - Japan; and 1.29% - MidCap Stock.

11. Other Expenses are estimated fees to be paid by the portfolio for the first full fiscal year, since it commenced operations on May 1, 2000.

12. The Dreyfus Corporation has agreed until December 31, 2001 to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of either share class do not exceed 1.25%. For the fiscal year ended December 31, 2000, the net operating expenses for the portfolios initial shares were 1.27% pursuant to a contractual arrangement then in effect. The figures in the Portfolio Annual Expense Table have been restated to reflect the expense reimbursement in effect until December 31, 2001.

13. Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.75%, 0.11% and 0.86%, respectively.

14. The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that Total Portfolio Annual Expenses for the portfolio (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed a cap of 0.85% for the Growth Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice, but are expected to continue through 2001.

Examples -- Table A(/1/)

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, and assuming no optional riders have been selected:

                                                           If the contract
                                                            annuitized at
                                                            the end of the
                                                           applicable time
                                                           period under an
                                                             annuity form
                                                              with life
                                   If the contract is   contingencies,(/2/) or
                                      surrendered                 if
                                   at the end of the     the contract is not
                                       applicable            surrendered
                                      time period.          or annuitized.
                           ---------------------------------------------------
  Subaccounts                     1     3     5    10    1     3     5    10
                                 Year Years Years Years Year Years Years Years
------------------------------------------------------------------------------
  Appreciation(/3/)              $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Balanced(/3/)                  $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Disciplined Stock(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Growth and Income(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  International Equity(/3/)      $86  $127  $178  $305  $27  $ 84  $144  $305
------------------------------------------------------------------------------
  International Value(/3/)       $88  $132  $186  $320  $29  $ 89  $152  $320
------------------------------------------------------------------------------
  Limited Term High Income(/3/)  $82  $117  $161  $271  $24  $ 74  $127  $271
------------------------------------------------------------------------------
  Money Market                   $79  $108  $146  $241  $21  $ 65  $112  $241
------------------------------------------------------------------------------
  Quality Bond(/3/)              $83  $119  $164  $278  $25  $ 76  $130  $278
------------------------------------------------------------------------------
  Small Cap(/3/)                 $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Small Company Stock(/3/)       $85  $125  $175  $299  $27  $ 83  $141  $299
------------------------------------------------------------------------------
  Special Value(/3/)             $84  $120  $166  $281  $27  $ 83  $141  $299
------------------------------------------------------------------------------
  Stock Index(/3/)               $78  $105  $142  $232  $20  $ 63  $108  $232
------------------------------------------------------------------------------
  Socially Responsible Growth
   Fund(/3/)                     $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Core Bond(/3/)                 $81  $114  $156  $261  $23  $ 71  $122  $261
------------------------------------------------------------------------------
  Core Value(/3/)                $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Emerging Leaders(/3/)          $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Emerging Markets(/3/)          $94  $149  $215  $375  $35  $107  $181  $375
------------------------------------------------------------------------------
  European Equity(/3/)           $86  $127  $178  $306  $28  $ 85  $144  $306
------------------------------------------------------------------------------
  Founders Discovery(/3/)        $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Founders Growth(/3/)           $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Founders International
   Equity(/3/)                   $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Founders Passport(/3/)         $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Japan(/3/)                     $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  MidCap Stock(/3/)              $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Technology Growth(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Transamerica VIF Growth        $82  $115  $158  $266  $24  $ 73  $124  $266

(1) In preparing the examples above, we have relied on the data provided by the funds. We have no reason to doubt the accuracy of that information. However, we can not and have not verified those figures.
(2) For annuitization under a form that does not include life contingencies, a contingent deferred sales load may apply.
(3) The above expense figures are calculated using the Service Class Shares. The figures would have been slightly lower if the Initial Class Shares were used because the Initial Class Shares are not subject to a Rule 12b-1 Fee.

Examples--Table B(/1/)

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, and that the optional guaranteed minimum income benefit and the tax relief rider have both been selected.

                                                           If the contract
                                                            annuitized at
                                                            the end of the
                                                           applicable time
                                                           period under an
                                                             annuity form
                                                              with life
                                   If the contract is   contingencies,(/2/) or
                                      surrendered                 if
                                   at the end of the     the contract is not
                                       applicable            surrendered
                                      time period.          or annuitized.
                           ---------------------------------------------------
  Subaccounts                     1     3     5    10    1     3     5    10
                                 Year Years Years Years Year Years Years Years
------------------------------------------------------------------------------
  Appreciation(/3/)              $ 90 $138  $196  $345  $31  $ 95  $162  $345
------------------------------------------------------------------------------
  Balanced(/3/)                  $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Disciplined Stock(/3/)         $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Growth and Income(/3/)         $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  International Equity(/3/)      $ 92 $144  $207  $365  $33  $101  $173  $365
------------------------------------------------------------------------------
  International Value(/3/)       $ 94 $149  $214  $379  $35  $106  $180  $379
------------------------------------------------------------------------------
  Limited Term High Income(/3/)  $ 88 $134  $190  $333  $30  $ 91  $156  $333
------------------------------------------------------------------------------
  Money Market                   $ 85 $125  $175  $303  $27  $ 82  $141  $303
------------------------------------------------------------------------------
  Quality Bond(/3/)              $ 89 $136  $194  $339  $30  $ 93  $160  $339
------------------------------------------------------------------------------
  Small Cap(/3/)                 $ 90 $138  $196  $345  $31  $ 95  $162  $345
------------------------------------------------------------------------------
  Small Company Stock(/3/)       $ 91 $142  $204  $359  $33  $100  $170  $359
------------------------------------------------------------------------------
  Special Value(/3/)             $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Stock Index(/3/)               $ 84 $122  $171  $295  $26  $ 80  $137  $295
------------------------------------------------------------------------------
  Socially Responsible Growth
   Fund(/3/)                     $ 90 $138  $196  $345  $31  $ 95  $162  $345
------------------------------------------------------------------------------
  Core Bond(/3/)                 $ 87 $131  $185  $323  $29  $ 88  $151  $323
------------------------------------------------------------------------------
  Core Value(/3/)                $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Emerging Leaders(/3/)          $ 95 $152  $219  $388  $36  $109  $185  $388
------------------------------------------------------------------------------
  Emerging Markets(/3/)          $100 $166  $243  $432  $41  $123  $209  $432
------------------------------------------------------------------------------
  European Equity(/3/)           $ 92 $144  $207  $365  $33  $102  $173  $365
------------------------------------------------------------------------------
  Founders Discovery(/3/)        $ 95 $152  $219  $388  $36  $109  $185  $388
------------------------------------------------------------------------------
  Founders Growth(/3/)           $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Founders International
   Equity(/3/)                   $ 95 $152  $219  $388  $36  $109  $185  $388
------------------------------------------------------------------------------
  Founders Passport(/3/)         $ 95 $152  $219  $388  $36  $109  $185  $388
------------------------------------------------------------------------------
  Japan(/3/)                     $ 95 $152  $219  $388  $36  $109  $185  $388
------------------------------------------------------------------------------
  MidCap Stock(/3/)              $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Technology Growth(/3/)         $ 90 $137  $195  $342  $31  $ 94  $161  $342
------------------------------------------------------------------------------
  Transamerica VIF Growth        $ 88 $132  $188  $328  $29  $ 90  $154  $328

(1) In preparing the examples above, we have relied on the data provided by the funds. We have no reason to doubt the accuracy of that information. However, we can not and have not verified those figures.
(2) For annuitization under a form that does not include life contingencies, a contingent deferred sales load may apply.
(3) The above expense figures are calculated using the Service Class Shares. The figures would have been slightly lower if the Initial Class Shares were used because the Initial Class Shares are not subject to a Rule 12b-1 Fee.

Example A and Example B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2000 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $30 annual account fee is reflected as a charge of 0.0750% based on average policy value of $40,000 (as of December 31, 2000).

Financial Information

You will find condensed financial information on each sub-account in Appendix
B. You will find the full financial statements and reports of independent auditors for the subaccounts and for Transamerica in the Statement of Additional Information.

The Issuer

The contract is issued by Transamerica Occidental Life Insurance Company (Transamerica, we, us or our).

We will issue the contract as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. This contract is not available in all states.

This prospectus does not offer the sub-accounts or the fixed account in any jurisdiction where they are not allowed to be sold. We do not authorize any dealer, salesperson or other person to give information or make representations not contained in this prospectus. You should not rely on any information or representation that is not in this prospectus.

Account Value

We will establish and maintain an account for each individual annuity contract and for each certificate issued under a group contract. You, as owner, will receive either an individual annuity contract, or a certificate evidencing your coverage under a group annuity contract. The word "contract" as used herein refers to either the individual contract or the certificate.

Before the annuity date, the account value will depend on the investment experience of each sub-account of the variable account you select. This does not apply to the fixed account. All payments and values provided under the contract when based on the investment experience of the variable account are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date you, as the owner, bear the entire investment risk for amounts you allocate to the variable account.

Any amounts you allocate to the fixed account are guaranteed by Transamerica as to their safety and at least 3% annual interest.

There is no guaranteed or minimum cash surrender value, so the proceeds of a surrender could be less than the total purchase payments.

Initial Purchase Payment

The initial purchase payment for each contract must generally be at least $5,000. We will waive this minimum if the contract is sold as a qualified contract to certain retirement plans. Generally, each additional purchase payment must be at least $500. We will waive this minimum if you select an automatic payment plan. In no event, however, may the total of all purchase payments under a contract exceed $1,000,000 without our prior approval. The minimum net purchase payment that you may allocate to a sub-account with no current allocations is $500. The minimum amount that you can allocate to a new guarantee period is $1,000. See Contract Application and Purchase Payments.

The Variable Account

The variable account is a separate account, designated as Separate Account VA-2L, divided into sub-accounts. Assets of each sub-account are invested in a specified mutual fund portfolio.

The Sub-Accounts

The following 27 sub-accounts are currently available for investment in the variable account:

 .  Appreciation

 .  Balanced

 .  Disciplined Stock

 .  Growth and Income

 .  International Equity

 .  International Value

 .  Limited Term High Income

 .  Money Market

 .  Quality Bond

 .  Small Cap

 .  Small Company Stock

 .  Special Value

 .  Stock Index

 .  Socially Responsible Growth

 .  Core Bond

 .  Core Value

 .  Emerging Leaders

 .  Emerging Markets

 .  European Equity

 .  Founders Discovery

 .  Founders Growth

 .  Founders International Equity

 .  Founders Passport

 .  Japan

 .  Mid Cap Stock

 .  Technology Growth

 .  Transamerica VIF Growth

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Each portfolio has distinct investment objectives and policies. These are described in the accompanying prospectuses for the funds. The funds pay their investment adviser and administrators certain fees charged against the assets of each portfolio. The account value, if any, and the amount of any variable annuity payments will vary to reflect the investment performance of all of the sub-accounts you select and the deduction of the charges. See Charges and Deductions on 33. For more information about the underlying portfolios, see the current prospectuses for the underlying fund portfolios, which are attached to this prospectus.

The Fixed Account

Each amount you initially allocate or transfer to the fixed account will establish a new guarantee period. Each guarantee period will have its own guaranteed interest rate with its own expiration date. The minimum interest rate will be 3% per year. You must allocate at least $1,000 to a new guarantee period. If you withdraw or transfer amounts from a guarantee period before its expiration date, you will generally be subject to an interest adjustment. This will reduce the interest credited to the amount withdrawn to 3% per year, which is the minimum annual rate.

Transfers Before the Annuity Date

Before the annuity date, you may make transfers among the sub-accounts and the guarantee periods of the fixed account. A "transfer" is the reallocation of amounts between the guaranteed periods of the fixed account and the sub-accounts, among the guarantee periods of the fixed account, and among sub-accounts.

We charge a fee equal to the lesser of $10 or 2% of the transfer amount for each transfer in excess of 18 per contract year. Transfers under certain programs, such as Dollar Cost Averaging, will not count towards the 18 free transfers per contract year. If you transfer amounts from a guarantee period before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest credited to 3%, the minimum annual rate.

Withdrawals

You may withdraw all or part of the cash surrender value on or before the annuity date. However, amounts you withdraw may be subject to a contingent deferred sales load, depending on how long the withdrawn purchase payments have been held under the contract. Amounts you withdraw may be subject to a premium tax or similar tax, depending upon the state in which you live. Withdrawals may further be subject to any federal, state or local income tax, and a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions. Except for IRAs and Roth IRAs, qualified contracts are sold only with our prior approval. We will generally deduct the annual account fee on a full surrender of a contract, and if applicable the guaranteed minimum income benefit and tax relief rider fee. We will allow only one, and in some states no, partial withdrawal while the systematic withdrawal option is in effect. If you transfer amounts from a guarantee period before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest credited to 3%, the minimum annual rate. See Cash Withdrawals.

The Contingent Deferred Sales Load/Surrender Charge

We do not deduct a sales charge from purchase payments, although we may deduct premium taxes.

However, if any part of the account value is withdrawn, we may assess a contingent deferred sales load/surrender charge as follows:

                                                          Contingent Deferred
  Contract Years Since                                        Sales Load
    Purchase Payment                                      (as a % of purchase
        Receipt                                          payments surrendered)
------------------------------------------------------------------------------
   Less than 2 years                                              6%
------------------------------------------------------------------------------
    2 years but less
      than 4 years                                                5%
------------------------------------------------------------------------------
    4 years but less
      than 6 years                                                4%
------------------------------------------------------------------------------
    6 years but less
      than 7 years                                                2%
------------------------------------------------------------------------------
       7 or more                                                  0%

After we have held a purchase payment for seven contract years, you may withdraw the remaining purchase payment without a contingent deferred sales load/surrender charge. You may make withdrawals each contract year before the annuity date up to the allowed amount described below without incurring a contingent deferred sales load.

The allowed amount is equal to:

 . during the first contract year, the accumulated earnings not previously withdrawn;

 . after you have held your contract for at least one full contract year, and only for the first withdrawal in a contract year, the sum of:

  1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus,

  2.   the greater of:

    a)   the accumulated earnings not previously withdrawn; or,

    b) 15% of purchase payments received at least one but less than seven complete contract years before the date of withdrawal not reduced to take into account any withdrawals deemed to be made from such purchase payments.

 . after the first contract year and after the first withdrawal in a contract year, the sum of:

  1. 100% of purchase payments not previously withdrawn and received at least seven complete contract years before the date of withdrawal; plus,

  2.   accumulated earnings not previously withdrawn.

We will waive the contingent deferred sales load/surrender charge on a withdrawal if the owner is confined to a hospital or nursing care facility for 45 days (30 days in Pennsylvania) out of a continuous 60 day period, and if other conditions are met. We will also waive the contingent deferred sales load in some states if the owner is diagnosed with a terminal illness after the first contract year. The illness must reasonably be expected to result in death within twelve months and other conditions apply. See Contingent Deferred Sales Load/Surrender Charge and Cash Withdrawals.

Other Charges and Deductions

We deduct a daily charge referred to as the Mortality and Expense Risk Charge. This charge is equal to a percentage of the value of the net assets in the variable account for the mortality and expense risks assumed. The effective annual rate of this charge is 1.25% of the value of the net assets in the variable account attributable to your contract. See Mortality and Expense Risk Charge. We guarantee that this mortality and expense risk charge will not be increased.

We also deduct a daily charge referred to as the Administrative Expense Charge. This charge equals 0.15% annually of your net asset value in the variable account. It helps cover some of the costs of administering the contract and the variable account. This charge may change, but it is guaranteed not to exceed 0.25% annually. See Administrative Charges.

There is also an administrative charge each year for contract maintenance, referred to as the Account Fee. This fee is currently $30, or 2% of the account value, if less. It will not be assessed for contract years in which the account value exceeds $50,000 on the last business day of the contract year or as of the date the contract is surrendered. For contracts values less than $50,000, we will deduct the account fee at the end of the contract year or when you surrender the contract, if earlier. We may change the account fee for any contract year. But we guarantee it will not exceed the lesser of $60 or 2% of the account value.

After the annuity date this fee is referred to as the annuity fee. The annuity fee is $30 and will not change.

Currently we impose no fee for the systematic withdrawal option. But we reserve the right to charge for this option in the future.

We charge a transfer fee of $10 or 2% of the transfer amount, whichever is less, for each transfer in excess of eighteen during a contract year. See Transfer Fee.

If you elect the guaranteed minimum income benefit rider, there is an annual fee during the accumulation phase (before the annuity date) of 0.30% of the minimum annuitization value. If you annuitize under the rider and elect the guaranteed minimum payment option, there is a guaranteed minimum payment fee at an effective annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the tax relief rider, there is an annual fee during the accumulation phase of 0.25% of the account value.

Charges for state premium taxes, including retaliatory premium taxes, will be imposed in some states. Depending on the applicability of such state taxes, we could deduct the charges from premiums, from amounts withdrawn, and/or from the annuity purchase amount upon annuitization. See Premium Taxes.

In addition, if you withdraw or transfer amounts out of a guarantee period of the fixed account before its expiration date, it will generally be subject to an interest adjustment. This will reduce the interest earned on that amount to 3%, the minimum annual rate.

The value of the net assets of the variable subaccounts will also reflect the management fees and operating expenses of the mutual fund portfolios (including, in most cases, Rule 12b-1 fees).

Annuity Payments

We will make annuity payments either on a fixed basis or a variable basis, or a combination of a fixed and variable basis, as you select. The annuity date cannot be earlier than the first day of the month coinciding with or immediately following the third contract anniversary, except for qualified contracts. We will begin annuity payments on the first day of the calendar month following the annuity date. You have a choice of four annuity forms:

(1)  Life Annuity;

(2)  Life and Contingent Annuity;

(3)  Life Annuity with Period Certain; and

(4)  Joint and Survivor Annuity.

Death Benefits

The death benefit will be equal to the greater of:

1. the account value on the date we receive all required information to process the death claim:

2. the Guaranteed Minimum Death Benefit on the date we receive all required information to process the death claim, plus purchase payments and minus withdrawals made after this date.

The Guaranteed Minimum Death Benefit is the greater of:

1) the largest account value on any contract anniversary prior to the date of death or any owner's or annuitant's 86 birthday, adjusted for any subsequent purchase payments and adjusted withdrawals; or

2) the sum of purchase payments less adjusted withdrawals plus interest at a 5% annual effective rate up to:

  a) the contract anniversary prior to any owner's or annuitant's 86th birthday; or

  b) when this sum has grown to two times the amount of the payments less adjusted withdrawals; or

  c)  the death of any owner or annuitant.

We will generally pay the death benefit within seven days of receipt of the required proof of death and other required information. We must have sufficient information about the beneficiary to make the payment. We must receive the beneficiary's election of the method of settlement. If we receive no election of the settlement method, we will pay the death benefit no later than one year from the date of death. We do not charge a contingent deferred sales load or interest adjustment. The beneficiary generally may elect to receive the death benefit as either a lump sum or as an annuity.

Federal Income Tax Consequences

An owner who is a natural person, meaning an individual, rather than a corporation or trust, generally should not be taxed on increases in the account value until a distribution under the contract occurs. A withdrawal or annuity payment, for example, would qualify as a distribution, thereby triggering a taxable event. A deemed distribution would also trigger a taxable event. Deemed distributions occur when owners pledge, loan, or assign a contract as collateral.

All or part of any distribution or deemed distribution may be taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Mandatory withholding may apply for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions or deemed distributions.

Right to Cancel

You have the right to examine the contract for a limited period, known as a free look period. You can cancel the contract by delivering or mailing a written notice of cancellation to our service center. You must do this before midnight of the tenth day (or longer if required by state law) after you receive the contract. If you give us notice and return the contract by mail, notice will be effective on the date we receive the notice. The amount of the refund may depend on the state of issuance. In most cases, we will refund the account value as of the date we receive the written notice and the contract. In some states, you may receive more than the account value. You should consult your registered representative for the applicable provision. See Purchase Payments and Account Value.

1035 Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code (sometimes called a "trustee to trustee" exchange). Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there may be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact our administrative office for additional information that may be applicable to your state.

You may request more information concerning your contract by contacting:

Transamerica Annuity Service Center

4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
1-877-717-8861

You should provide the contract number and the owner's and annuitant's names when requesting information regarding a specific contract.

NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the funds. They should be referred to for more detailed information.

For qualified contracts, limits or restrictions may be imposed on purchase payments, withdrawals, distributions, benefits or other contract provisions due to:

 .  the requirements of a particular retirement plan;

 .  an endorsement to the contract; or

 .  limitations or penalties imposed by the Code or the Employee Retirement
   Income Security Act of 1974, as amended.

This prospectus does not describe such limitations or restrictions.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime payments, a guaranteed death benefit, guaranteed minimum income benefits, the tax relief rider, and the guaranteed level of certain charges are appropriate for your needs. Variable annuities also provide tax-deferral. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the sub-accounts of the variable account. In addition, we may advertise the effective yield of the Money Market Sub-Account.

These figures will be based on historical information and do not indicate future performance.

Yield Calculations

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that sub-account over a specified seven-day period.

The yield is calculated by assuming:

 . the income generated for that seven-day period is generated each seven-day period over a 52-week period; and

 .  it is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account, other than that of the Money Market Sub-Account, refers to the annualized income generated by an investment in the sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may apply to a particular contract. When the contingent deferred sales load is applied to a particular contract, the yield of that contract will be reduced.

Total Returns

Average annual total returns for each sub-account are based on performance data compiled since the sub-account commenced operations. Performance results are also measured over 1, 5 and 10 year time periods. Each return will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment. This will include the deduction of any applicable contingent deferred sales load, but exclude the deduction of any premium taxes.

Performance Information

Performance information for any sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a sub-account during a particular time period on which the calculations are based. It should be considered in light of:

 .  the investment objectives;

 .  investment policies;

 .  characteristics of the portfolios in which the sub-account invests; and

 .  the market conditions during the given time period.

You should not consider it as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including but not limited to:

  1. the ranking of any sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by:

    .  Lipper Analytical Services, Inc.,
    .  VARDS,
    .  IBC/Donoghue's Money Fund Report,
    .  Financial Planning Magazine,
    .  Money Magazine, and
    .  Bank Rate Monitor.

    It may also include other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

  2. the effect of tax deferred compounding on sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise.

These may include a comparison, at various points in time, of the return from an investment, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. We may also use other ranking services and indices.

In our advertisements and sales literature, we may use charts and graphs to discuss and illustrate:

 .  the implications of longer life expectancy for retirement planning;

 .  the tax and other consequences of long-term investments;

 .  the effects of the lifetime payout option;

 . the operation of certain special investment features in the policy--such as the dollar cost averaging option;

 . the effects of certain investment strategies, such as allocating purchase payments between the fixed account and an equity sub-account; and

 . the Social Security system and its projected payout levels and retirement plans generally.

We may, from time to time, disclose average annual total returns and cumulative total returns for the sub-accounts in non-standard formats. We will assume that no contingent deferred sales load is applicable to these returns. Whenever we show non-standard performance, we will also show standardized performance. You will find additional information about the calculation of performance data in the Statement of Additional Information.

We may also advertise performance figures for the sub-accounts based on the performance of the portfolios before the time the particular sub-account started.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. Transamerica is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a direct subsidiary of Transamerica Corporation. Our principal office is at 1150 South Olive Street, Los Angeles, California 90015. Transamerica Corporation is an indirect subsidiary of AEGON N.V., one of the world's leading international insurance groups.

Published Ratings

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. These ratings should not be considered as bearing on the safety or investment performance of assets held in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers. Once it has completed its analysis of each insurer's financial strength, A.M. Best assigns the insurer a Best Rating.

These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts in accordance with their terms, including its obligations under the fixed account provisions of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

On May 22, 1992, Transamerica's Board of Directors passed resolutions to establish the Separate Account VA-2L of Transamerica, also referred to as the variable account, under the laws of the State of California. The variable account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the SEC does not supervise the management or the investment practices or contracts of the variable account.

The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company, except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account. Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to Transamerica's other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account Transamerica maintains.

The variable account has 27 sub-accounts, each of which invests solely in a specific corresponding portfolio. Changes to the sub-accounts may be made at Transamerica's discretion.

THE FUNDS

The companies that provide investment advice and administrative services for the portfolios offered through this contract are listed below. The following portfolios are currently offered through this contract:

DREYFUS VARIABLE INVESTMENT FUND--
SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND--
SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.--SERVICE CLASS
Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS--
SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio

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MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE
INSURANCE FUND, INC.
Managed by Transamerica Investment
Management, LLC
Transamerica VIF Growth Portfolio

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

Meeting objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. You should be aware of the following risks:

 . There is no assurance that any of these portfolios will achieve their stated objectives.

 . An investment in the contract is not insured or guaranteed by the FDIC or any other government agency.

 . Investing in the contract involves certain investment risks, including possible loss of principal.

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios.

The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

Resolution of Possible Conflicts

Since variable insurance products from other companies as well as Transamerica can invest in all of the portfolios, there is a possibility that a material conflict may arise between the interests of the variable account and other companies. If conflict occurs, the affected insurance companies will take the needed steps to resolve the matter. This may include stopping their separate account from investing in the portfolios.

Sources of Additional Information

You will find additional information in the current prospectuses for the portfolios, which accompany this prospectus, including:

 .  the investment objectives;

 .  the investment policies;

 .  the investment advisory services;

 .  the administrative services;

 .  charges; and

 .  operating expenses.

You should read the portfolios' prospectuses carefully before you make any decision concerning the allocation of purchase payments to, or transfers among, the sub-accounts.

Addition, Deletion or Substitution

Transamerica does not control the portfolios. We therefore cannot guarantee that any of the sub-accounts of the variable account or any of the portfolios will always be available to investors for allocation of purchase payments or transfers. We retain the right to make changes in the variable account and in its investments.

We reserve the right to:

 .  eliminate the shares of any portfolio held by a sub-account; or

 . substitute shares of another portfolio or of another investment company for the shares of any portfolio.

If the shares of a portfolio are no longer available for investment or if, in our judgement, a portfolio is not fulfilling its intended purpose within the variable account, we reserve the right to remove it. To the extent required by the 1940 Act, we will inform contract owners in advance of any substitutions. We will also seek the SEC's advance approval before making substitutions. Nothing contained herein should be construed in any way as preventing or limiting the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

At our discretion, based on marketing, tax, investment or other conditions, we can elect to establish new sub-accounts. We will make these new sub-accounts available to our existing contract owners on a basis which we will determine at that time. Each additional sub-account will purchase shares in a portfolio or in another mutual fund or investment vehicle. We may also eliminate one or more sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated sub-account.

In the event of any substitution or change, we may change the contracts in a way that appropriately reflects substitutions or changes. Furthermore, if we believe it to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under this act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE FIXED ACCOUNT

This prospectus is generally intended to serve owners as a disclosure document only for the contract and the variable account. For complete details regarding the fixed account, see the contract itself. The fixed account is not available in all states.

Purchase payments allocated to and amounts transferred to the fixed account become part of Transamerica's general account, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the 1933 Act). Nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The guarantee periods of the fixed account are part of Transamerica's general account. The general account consists of all Transamerica's general assets, other than those in the variable account, or assets in any other segregated asset account. Instead of the owner bearing the investment risk as with the variable account, we bear the full investment risk for all values in the fixed account. We have the sole right to determine how we will invest the assets of our general account while adhering to applicable laws.

The Interest Rate of the Fixed Account

You bear the risk that after the initial guarantee period we will not credit interest in excess of 3% per year to amounts you allocate to the fixed account.

The allocation or transfer of funds to the fixed account does not entitle you to share in the overall investment returns of Transamerica's general account. Instead, we guarantee that the funds you allocate or transfer to the fixed account will accrue a specified annual interest rate for a specific duration. The rate of interest we credit will always be at least 3% per year. Consequently, if you allocate all net purchase payments only to the fixed account and make no transfers or withdrawals, the minimum amount of the account value will be determinable and guaranteed.

We will establish a new guarantee period of a duration you select from those we are offering on net purchase payments you allocate to the fixed account. Every guarantee period we offer will have a duration of at least one year. The minimum amount you may allocate or transfer to a guarantee period is

$1,000. We will credit net purchase payments you allocate to the fixed account on the date we receive the payment at our service center. We will establish a new guarantee period as of the effective date of the transfer for any amount you transfer from another guarantee period, or from a sub-account of the variable account to the fixed account.

We may delay payment of any withdrawal or transfer from the fixed account for up to six months after we receive the request. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Guarantee Periods

Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date it is established and the duration you choose. The guarantee period you choose may not extend beyond the annuity date.

We reserve the right to change the maximum number of guarantee periods that may be in effect at any one time. A maximum of five guarantee periods in the fixed account may be in effect at any time.

We will establish effective annual interest rates for each guarantee period. The effective annual interest rate we establish for a guarantee period will remain in effect for the duration of the guarantee period. We will credit interest to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period before its expiration date will be subject to an interest adjustment as described below. In no event will the effective annual interest rate applicable to a guarantee period be less than 3% per year.

Interest Adjustment

Except in certain circumstances, an interest adjustment will be made to any amount withdrawn or transferred from a guarantee period before its expiration date. Any such amount withdrawn or transferred from a guarantee period will be credited with interest at a rate of only 3% per year from the date the guarantee period was established to the date of payment or transfer, regardless of the guaranteed interest rate. This means that any interest in excess of 3% will be forfeited on the amount withdrawn or transferred.

Exceptions to the interest adjustment include:

1. Amounts withdrawn within 30 days before the expiration date of the guarantee period;

2. Amounts withdrawn from a guarantee period serving as the source account, if available, for dollar cost averaging transfers; and

3.  Amounts paid as part of a death benefit.

4.  Periodic withdrawals of cumulative interest credited; and

5.  Withdrawals to satisfy any minimum distribution requirements.

A contingent deferred sales load may apply to withdrawals made at the end of a guarantee period even if there is no interest adjustment made.

Expiration of Guarantee Period

At least 45 days, but not more than 60 days, before the expiration date of a guarantee period, we will notify you of the options available when a guarantee period expires. You may elect one of the following options:

1. transfer the guarantee amount of that guarantee period to a new guarantee period from among those being offered by us. The new guarantee period will be established on the later of:

  a)  the date you select; or

  b) the date the notice, in a form and manner acceptable to us, is received at our service center, but in no event later than the day immediately following the expiration date of the previous guarantee period; or

2. transfer the guarantee amount of that guarantee period to one or more sub-accounts of the variable account.

We must receive your notice electing one of these options at our service center before the expiration date of the guarantee period. If such election has not been received by us at our service center, the guarantee amount of that guarantee period will remain in the fixed account. A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by us with a new guaranteed interest rate. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

If we are not currently offering guarantee periods having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration. If we are not offering guarantee periods longer than the duration of the expiring guarantee period, the new guarantee period will be the next shorter duration.

If the guarantee amount of an expiring guarantee period is less than $1,000, we reserve the right to transfer such amount to the Money Market Sub-Account of the variable account.

If you make a transfer from a guarantee period within the 30-day period ending on its expiration date, it will not be counted for the purpose of determining the eighteen free transfers per contract year. This transfer will not be subject to any interest adjustment.

THE CONTRACT

The contract is a flexible purchase payment multi-funded individual deferred annuity contract. The rights and benefits under the contract, or in the certificate and group contract, are described below and in the contract. We reserve the right to modify the individual contract and the group contract and its certificates so that they conform to any federal or state statute, rule or regulation. Such modifications will give contract owners the benefits of these changes. We are responsible for the obligations stated in the contract.

The contracts may be used for IRAs and Roth IRAs that qualify for special federal income tax treatment. With our prior approval, the contracts may also be available as Section 403(b) annuities and for use in Section 401(a) qualified pension and profit sharing plans established by corporate employers. Generally, qualified contracts contain restrictive provisions limiting the timing and amount of payments and distributions from the qualified contract.

The owner designates the annuitant. The annuitant can be the same person as the owner and must be the same person in the case of certain qualified contracts.

Annuity payments will be made to the annuitant after the annuity date unless, in the case of a non-qualified contract, the owner changes the payee after the annuity date.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

CONTRACT APPLICATION AND
PURCHASE PAYMENTS

Purchase Payments

Please send all of your purchase payments to our service center.

The initial purchase payment for each contract must generally be at least $5,000. We may, at our discretion, accept lower initial purchase payments for certain qualified contracts.

We will ordinarily issue the contract and credit the initial net purchase payment within two days of receipt of a properly completed application and the purchase payment. At this time, the contract is accepted and funded with your purchase payment. A net purchase payment is defined as a purchase payment minus any applicable premium taxes. Acceptance of the application is subject to it being received in good order. We reserve the right to reject any application or purchase payment. Contracts normally will not be issued if an owner or annuitant is more than 90 years old, although we, in our discretion, may waive this restriction in certain cases.

If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days, unless you consent to our retaining the initial purchase payment. Then, we will credit it to the variable sub-account(s) of your choice as soon as the requirements are fulfilled.

Right to Cancel Option

Each contract provides for a free look period of 10 days (or longer if required by state law) after receipt of the contract during which you may cancel the contract. To cancel the contract you must return it to us with a written notice of cancellation. In most states, including for some ages of owners in some states, and in all states for IRAs, we will refund the greater of the purchase payments or account value as of the date the written notice and the contract are received by us. In some states you may receive a refund of more than the account value. You should consult your registered representative or investment adviser (or see your contract) for the applicable provision.

Additional Purchase Payments

You may make additional purchase payments into the contract at any time before the annuity date, as long as the annuitant or contingent annuitant (if any) is living. Additional purchase payments must be at least $500, or at least $100 if paid through an automatic payment plan. If you use an automatic payment plan, we will automatically deduct the additional purchase payments from a bank account. In addition, minimum allocation amounts apply. Additional net purchase payments are credited to the contract as of the date the payment is received. Currently, additional purchase payments may not be made to Section 401(a) and
Section 403(b) annuity contracts.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval. In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state laws, rules, or regulations.

Choosing One or More Investment Options

You specify how purchase payments will be allocated under the contract. You may allocate the net purchase payments between and among one or more of the sub-accounts of the variable account and the guarantee periods of the fixed account. Portions must be whole number percentages and any allocation percentage for a sub-account must be at least 10%. If an allocation of an additional net purchase payment is directed to an inactive sub-account, then the amount allocated must be at least $500. If an allocation of an additional net purchase payment is directed to a new guaranteed period of the fixed account, then the amount allocated must be at least $1000.

Each net purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for new purchase payments among the sub-accounts and the guarantee periods at any time by submitting a request for such change, in a form acceptable to us, to our service center. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first purchase payment we receive with or after the request for such change at our service center, and will continue in effect until you change it again.

ACCOUNT VALUE

Before the annuity date, the account value is the sum of:

 .  the fixed account accumulated value; plus

 .  the variable account accumulated value.

The fixed account accumulated value is the total dollar amount of all guarantee amounts held under the fixed account for the contract before the annuity date. The fixed account accumulated value is determined without any interest adjustment. The variable account accumulated value is the total dollar amount of all variable accumulation units under each sub-account of the variable account held for the contract before the annuity date. The variable account accumulated value before the annuity date is equal to:

a) net purchase payments allocated to the sub-accounts; plus or minus

b) any increase or decrease in the value of the assets of the sub-accounts due to investment results; less

c) the daily mortality and expense risk charge; less

d) the daily administrative expense charge; less

e) any reductions for the annual account fee and the GMIB and TRR rider fees, if applicable; plus or minus

f) amounts transferred from or to the fixed account; less

g) any applicable transfer fees and systematic withdrawal option fees; and less

h) any withdrawals from the sub-accounts less any premium tax applicable to those withdrawals.

The variable accumulated value is expected to change from valuation period to valuation period. The variable accumulated value changes to reflect the investment performance all of the selected portfolios, and also reflects the deductions for charges. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange, generally 4:00 p.m. ET, on each valuation day. It ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business. The value of the variable account assets is determined at the end of each valuation day. To determine the value of an asset on a day that is not a valuation day, the value of that asset as of the end of the next valuation day will be used.

How Your Variable Accumulation Units Are Created

When you pay purchase payments into your contract, those payments are used to purchase variable accumulation units in the sub-accounts in which you have chosen to invest. At the end of each valuation period during which we received purchase payments, you will be credited with variable accumulation units. The number of units you receive is determined by dividing:

 .  the portion of each net purchase payment allocated to the sub-accounts, by

 .  the variable accumulation unit value, at the end of the valuation period.

The variable accumulation units credited to your contract as the result of your initial net purchase payment are credited to your contract's value within two valuation days of the later of:

1. the date upon which our service center receives an acceptable and properly completed application; and

2. the date upon which our service center receives the initial purchase payment.

The variable accumulation units credited to your contract as the result of subsequent purchase payments will be credited to your contract's value at the end of the valuation period during which we received your payment.

How Variable Accumulation Unit Values Are Calculated

The value of a variable accumulation unit for each sub-account for a valuation period is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information. There is an example in Appendix A to this prospectus.

TRANSFERS

When you transfer account values among the sub-accounts, those transfers will result in the purchase and/or cancellation of variable accumulation units. The value of these units will equal the total dollar amount you are transferring to or from a sub-account. These transactions are valued at the end of the valuation day on which we received your transaction request.

Before the Annuity Date

Before the annuity date, you may transfer any portion of the account value among the sub-accounts and the guarantee periods then offered by us. You can make transfers by giving a written request to our service center subject to the following conditions:

 .  the minimum amount that may be transferred is $500; and

 .  the minimum transfer to an inactive sub-account is $500; and

 .  the minimum transfer required to establish a new guarantee period is $1,000.

Transfers are also subject to terms and conditions that may be imposed by the portfolios.

Your transfer request must specify:

 .  the sub-account or guarantee period from which the transfer is to be made;

 .  the amounts you wish to transfer, subject to the minimum transfer amount;
   and

 .  the sub-account or guarantee period you wish to receive the transfer.

We impose a transfer fee equal to the lesser of $10 or 2% of the amount of the transfer for each transfer over 18 in a contract year. We also reserve the right to:

 .  waive the transfer fee;

 .  vary the number of transfers without charge (but not fewer than 12); or

 .  not count transfers under certain options or services.

The transfer will generally be effective on the date your request is received at our service center. If the transfer is made from a guarantee period before its expiration date, it will be subject to an interest adjustment.

If a transfer from a guarantee period is made within the 30-day period ending on its expiration date, we will not count it for purposes of the 18 allowable transfers. It will also not be subject to any interest adjustment.

If a transfer reduces the value in a sub-account to less than $500, then we reserve the right to transfer the remaining amount along with the amount you requested to be transferred according to your transfer instructions.

Under current law, there will not be any tax liability to you as the owner if you make a transfer.

Telephone Transfers

We will allow telephone transfers if you have provided proper authorization for such transfers. We will provide you with limitations and rules for these transfers. We reserve the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions that we believed were genuine. The procedures we will follow for telephone transfers may include:

a) requiring some form of personal identification before acting on instructions received by telephone;

b) providing written confirmation of the transaction; and/or

c) tape recording the instructions given by telephone.

Possible Restrictions

We reserve the right without prior notice, to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant sub-account values from one sub-account to another may prevent the portfolio impacted by these transfers from taking advantage of investment opportunities. This occurs because the portfolio must maintain a significant cash position in order to handle redemptions.

The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to a portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if a portfolio would reject our purchase order.

Such large and sudden movement of assets in any one portfolio may also cause a substantial increase in portfolio transaction costs. These costs must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by you, the owner and not by a third party holding a power of attorney. We may also require that each transfer request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by the owner or owners.

Dollar Cost Averaging

Before the annuity date, you, as the owner, may request that a designated amount of money be automatically transferred from one, and only one, of the sub-accounts which invests in:

 .  the Money Market Portfolio;

 .  the Quality Bond Portfolio;

 .  the Limited Term High Income Portfolio.

Or you can have it transferred from the fixed account. This money may be transferred to any of the sub-accounts on a monthly basis by submitting a request to our service center. The request must be in a form and manner acceptable to us. You may not Dollar Cost Average into the fixed account. You may be able to transfer amounts from other source accounts in addition to the Money Market, Quality Bond and Limited Term High Income Sub-Accounts. These other source accounts can include the shortest guarantee period. Call our service center for the availability of source account options. Your transfers will begin the month after we receive your request (however, you must wait at least one week after we receive it). Dollar cost averaging transfers will not begin until 30 days after the contract date.

Transfers will continue for the duration you selected unless terminated:

1. by you;

2. automatically by us because there are insufficient funds in the source account, or

3. for other reasons as set forth in the contract. You may request that monthly transfers be continued. You can accomplish this by giving notice to our service center in a form and manner acceptable to us within 30 days before the last monthly transfer. If no request to continue the monthly transfers is made by you, this option will terminate automatically with the last transfer.

In order to be eligible for dollar cost averaging, you must meet the following conditions:

1. the value of the source account must be at least $5,000;

2. the minimum amount that you may transfer out of the source account is $250 per month; and

3. the minimum amount transferred into any other sub-account is the greater of $250 or 10% of the amount being transferred.

Please note that dollar cost averaging transfers can not be made from a source account from which you are receiving systematic withdrawals or automatic payouts.

You will not be charged for the dollar cost averaging service. Transfers that result from dollar cost averaging practices will not count toward your 18 free transfers. We will make no interest adjustments on dollar cost averaging transfers from the fixed account if we allow it as a source account.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account options.)


When you make a purchase payment to the contract, you may elect to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging accounts of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

Amounts from the sub-accounts and/or fixed account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be re-elected. The special Dollar Cost Averaging Option cannot be in effect at the same time the regular Dollar Cost Averaging is in effect.

Automatic Asset Rebalancing

When you allocate purchase payments to certain portfolios in certain percentages, you define how you want your investments balanced. Changing market conditions affect each portfolio's performance, and can throw your allocations out of balance. You may instruct us to automatically rebalance the amounts by reallocating them among the variable sub-accounts, at the time and in the percentages that you specify. You must specify automatic asset rebalancing in your instructions to us. As the owner, you may elect to have the rebalancing done on an annual, semi-annual or quarterly frequency, and on a contract-year or calendar year basis. You may also elect to have amounts allocated among the sub-accounts using whole percentages, with a minimum of 10% allocated to each sub-account.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our service center in a form and manner acceptable to us. Automatic asset rebalancing will not count towards the limit of 18 free transfers in a contract year. We reserve the right to discontinue offering automatic asset rebalancing at any time and for any reason.

Transfers After the Annuity Date

If you elect a variable annuity payout option, you may make transfers among sub-accounts after the annuity date by submitting a request in a form acceptable to us to our service center. Transfers will generally be processed as of the date of the request for the transfer.

Transfers may be made by telephone, subject to the limitations described under "Telephone Transfers."

Your request will be subject to the following provisions:

1. transfers after the annuity date may be made no more than four times during any annuity year; and

2. the minimum amount transferred from one sub-account to another is the amount needed to support a current $75 monthly payment.

Your transfers among sub-accounts during the annuity period will be processed based on the formula outlined in the Statement of Additional Information.

CASH WITHDRAWALS

Withdrawals

You may generally withdraw all or part of your contract's cash surrender value at any time during the life of the annuitant and before the annuity date. You can do this by giving a written request to our service center. Your request will be subject to the rules below. Federal or state laws, rules or regulations may also apply. You cannot make withdrawals after the annuity date. Withdrawals may be taxable and subject to a penalty tax. Withdrawals from qualified contracts may be restricted or prohibited.

If you surrender your contract on or before the annuity date we will pay you the cash surrender value. The cash surrender value is equal to:

 .  the account value; minus

 .  any account fee; minus

 .  any interest adjustment; minus

 .  any applicable contingent deferred sales load; minus

 .  any GMIB and/or TRR rider fee deducted upon surrender; and minus

 .  any applicable premium taxes.

If the account value exceeds $50,000 on the date the contract is surrendered, and where permitted by law, we will waive the account fee. A full surrender of your contract will result in a cash withdrawal payment equal to the contract's cash surrender value at the end of the valuation period during which we receive your request with all of your completed forms.

Only one partial withdrawal will be allowed annually while the systematic withdrawal option is in effect. Partial withdrawals must be at least $500.

In the case of a partial withdrawal, you may instruct our service center as to the amounts to be withdrawn from each sub-account or fixed account. If you do not specify from where the withdrawal is to be made, the withdrawal will be taken pro rata from all sub-accounts and the fixed account with current values. If the requested withdrawal reduces the value of the sub-account to less than $500, we reserve the right to transfer the remaining value of that sub-account pro rata among the other subaccounts. You will be notified in writing of any such transfer.

A partial withdrawal will not be processed if it would reduce the account value to less than $2,000. In that case, you will be notified that you will have 10 days from the date notice is mailed to submit subsequent instructions to:

a. withdraw a lesser amount, subject to the $500 minimum, leaving an account value of at least $2,000; or

b. surrender the contract for its cash surrender value.

Amounts payable will be determined as of the end of the valuation period during which the subsequent instructions are received. If, after the expiration of the 10-day period, no written election is received from you, your withdrawal request will be considered null and void, and no withdrawal will be processed.

Fees and Taxes Relating to Withdrawals or Surrenders

The account fee, unless waived, and the GMIB and/or TRR rider fee and premium taxes, if applicable, will be deducted from a full surrender before the application of any contingent deferred sales load. Your withdrawals may be taxable transactions. Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of distributions for certain early withdrawals. There is no contingent deferred sales load on withdrawals under the automatic payout option (described below).

Withholding generally applies to the portion of the withdrawal, which is includable in income and subject to federal income tax. However, as an owner, you generally will be entitled to elect, in writing, not to have tax withholding apply. This is true except for distributions from certain qualified contracts that may be subject to mandatory 20% withholding. The federal income tax withholding rate for partial withdrawals and full surrenders is currently 10%, or 20% for certain qualified contracts, of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes.

Withdrawals, including surrender requests, generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date we receive your request, except that we may postpone such payment if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

3. the SEC permits a delay for the protection of owners.

The withdrawal request will be effective when all appropriate forms are received. Payments of any amounts derived from purchase payments paid by check may be delayed until the check has cleared your bank. When a withdrawal is made from a guarantee period before its expiration date, the amount withdrawn will generally be subject to an interest adjustment. The payment of a withdrawal from the fixed account may be delayed for up to six months. If payment from the fixed account is delayed for more than 30 days, interest will be paid on the withdrawal amount up to the date of payment.

You, as the owner, assume the investment risk for amounts allocated to the variable account. Certain withdrawals are subject to a contingent deferred sales load. The total amount paid upon surrender of the contract, taking into account any prior withdrawals, may be more or less than the total purchase payments paid.

Additional Withdrawal and Surrender Provisions

After a withdrawal of the total cash surrender value, or at any time that the account value is zero, all of your rights as the owner will terminate.

Qualified contracts will be issued in connection with retirement plans which meet the requirements of the Code. You should refer to the terms of the particular retirement plans for any additional limitations or restrictions on your cash withdrawals, as these limitations or restrictions may supercede those of the contract issued by us.

You may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the sub-accounts before the annuity date.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more sub-account(s) on a monthly basis. Other distribution frequencies (such as quarterly or semi-annually) may be allowed. The withdrawals will begin no sooner than the month following receipt of your written notice. Please note, however, payments will not begin sooner than the later of:
a. 30 days after the contract date; or

b. the end of the free look period, allowing 5 days for delivery of the contract by mail.

Upon written notice to you, we may change the day of the month on which withdrawals are made under this option. Withdrawals will be from the sub-account, or sub-accounts, and in the percentage allocations specified by you. If no specifications are made, withdrawals will be pro rata from all sub-accounts and the fixed account.

Eligibility and Rules of the Systematic Withdrawal Option

To be eligible for the systematic withdrawal option:

 . the account value must be at least $6,000 at the time you elect to use this option;

 .  the minimum monthly amount that can be withdrawn is $50; and

 . the maximum monthly amount that can be withdrawn on an annual basis is 10% of remaining purchase payments as of the date of the first withdrawal.

Systematic withdrawals are not subject to the contingent deferred sales load but can be reduced by any applicable premium tax. Systematic withdrawals may be taxable, subject to withholding, and subject to the 10% penalty tax.

Systematic withdrawals will continue unless you terminate them or they are automatically terminated by us as described in the contract. If this option is terminated it may not be used again until the next contract anniversary. In some states, any partial withdrawal will automatically terminate the systematic withdrawal option. Any portion of such partial withdrawal which exceeds the allowed amount for withdrawals will be subject to a contingent deferred sales load. In some states other restrictions may apply.

We reserve the right to impose an annual fee of up to $25 per contract year for administrative expenses associated with processing the systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a contract year. Before requesting withdrawals from a qualified contract, consult your tax adviser and, if applicable, the particular retirement plan. There may be severe restrictions on withdrawals from qualified contracts.

Automatic Payout Option, or APO

Before the annuity date, you may elect the automatic payout option, referred to as the APO, to satisfy minimum distribution requirements under the Internal Revenue Code for certain qualified contracts.

DEATH BENEFIT

If an owner or annuitant dies before the annuity date, a death benefit is payable. The death benefit will be equal to the greatest of:

(1) the account value on the date we receive the required information (see below); or

(2) the Guaranteed Minimum Death Benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of death proceeds.

This may vary by state.

Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit (GMDB) for contracts with any owner or with an annuitant age 85 or younger at the time of purchase, is equal to the greater of:

1) the largest account value on the contract date or on any contract anniversary prior to the earlier of the date of death or any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent adjusted partial withdrawals and any premium taxes applicable to those withdrawals up to the date of death); or

2) the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to those withdrawals, plus interest thereon equal to a 5% annual effective rate, credited on a daily basis up to:

  a) the contract anniversary prior to the earlier of any owner's or annuitant's 86th birthday;

  b) the date the sum of all purchase payments, (less the sum of all adjusted partial withdrawals and any premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted partial withdrawals and any premium taxes) as a result of such interest accumulation, if earlier; or

  (c) the date of death of any owner or annuitant.

For contracts purchased by any owner or with an annuitant age 85 or older, the Guaranteed Minimum Death Benefit available will be the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to these withdrawals.

The death benefit will be determined as of the valuation period during which the later of:

a)  proof of death of the owner or annuitant is received by our service center;
    or

b) written notice of the method of settlement elected by the beneficiary is received at our service center.

If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No contingent deferred sales load will apply. Until the death benefit is paid, the account value allocated to the variable account will remain in the sub-accounts as previously specified by the owner, or in the sub-accounts as reallocated according to instructions received by us from all beneficiaries. Therefore, the account value will fluctuate with the investment performance of the applicable sub-accounts. As a result, the amount of the death benefit will depend on the account value at the time the death benefit is paid, not as of the date of death. There is no extra charge for the death benefit, and it applies automatically, i.e., no election by the owner is necessary.

(The GMDB may vary by state.)

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit may be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

Payment of Death Benefit

The death benefit is generally payable upon receipt of proof of death of the annuitant or any owner. Where the owner is not an individual, the death benefit is generally payable upon receipt of proof of death of the annuitant. Once our service center receives this proof and the beneficiary's choice of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment. The death benefit may be paid in a lump sum cash benefit. Subject to any limitations under any state or federal law, rule, or regulation, it may be paid under one of the annuity forms, unless a settlement agreement effective under the contract prevents this choice. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Designation of Beneficiaries

You, as the owner, may select one or more beneficiaries and name them in a form and manner acceptable to us. If you select more than one beneficiary, unless you indicate otherwise, they will each share equally in any death benefits payable. Different beneficiaries may be named with respect to an annuitant's death and an owner's death. Respectively, these individuals are referred to as the annuitant's beneficiary and the owner's beneficiary. Before the annuitant's death, you may change the beneficiary by notice to our service center in a form and manner acceptable to us. You may also make the designation of beneficiary irrevocable by sending notice to and obtaining approval from our service center. Irrevocable beneficiaries may only be changed with the written consent of the designated irrevocable beneficiaries, except to the extent required by law.

The interest of any beneficiary who dies before the owner or annuitant will terminate at the death of said beneficiary. The interest of any beneficiary who dies at the time of, or within 30 days after, the death of the owner or annuitant will also terminate if no benefits have been paid, unless the contract has been endorsed to provide otherwise. The benefits will then be paid as though the beneficiary had died before the owner or annuitant. If the interests of all designated beneficiaries have terminated, any benefits payable will be paid to the owner's estate.

We may rely on an affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Annuitant Before the Annuity Date

If the annuitant dies before the annuity date and the annuitant is not an owner and there is no contingent annuitant, a death benefit under the contract relating to that annuitant will be paid to the annuitant's beneficiary. If there is a contingent annuitant, then upon the death of the annuitant the contingent annuitant will become the annuitant and no death benefit will be paid at that time.

Death of Owner Before the Annuity Date

If an owner dies before the annuity date, a death benefit will be paid to that owner's beneficiary. If the contract has joint owners, the surviving joint owner will be deemed the owner's beneficiary. If the owner's beneficiary is the deceased owner's spouse, then the spouse may elect to continue the contract as his or her own or receive payment of the death benefit. If the spouse elects to continue the contract, an amount equal to the excess, if any, of the Death Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Death of Annuitant or Owner After the Annuity Date

If the annuitant or an owner dies after the annuity payments start, the remaining undistributed portion, if any, of the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some annuity forms, there will be no death benefit. If the owner is not the annuitant, upon an owner's death, any remaining ownership rights will pass to the owner's beneficiary.

CHARGES AND DEDUCTIONS

No deductions are made from purchase payments except for any applicable premium taxes. Therefore, the full amount, less any premium taxes, of the purchase payments are invested in one or more of the sub-accounts of the variable account or the fixed account.

As more fully described below, charges under the contract are assessed in three ways:

1. as deductions for the contract or annuity fees, any transfer fees, rider fees, systematic withdrawal option, (if any), any interest adjustment (for withdrawals and transfers from the fixed account) and, if applicable, for premium taxes;

2. as charges against the assets of the variable account for the assumption of mortality and expense risks, rider fees, and administrative expenses; and

3.  as contingent deferred sales loads.

In addition, certain deductions are made from the assets of the funds for investment management fees and expenses. These fees and expenses are described in the funds' prospectuses and their statements of additional information.

Contingent Deferred Sales Load/Surrender Charge

No deduction for sales charges is made from your purchase payments, although premium taxes may be deducted. However, a contingent deferred sales load, or surrender charge, of up to 6% of purchase payments paid may be imposed on certain withdrawals or surrenders from the account value to partially cover certain expenses incurred by us relating to the sale of the contracts, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

We may also deduct the contingent deferred sales load if you annuitize your contract.

The contingent deferred sales load/surrender charge percentage varies according to the number of contract years between the contract year in which a net purchase payment was credited to the contract and the contract year in which the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn and subject to the contingent deferred sales load by the contingent deferred sales load percentage according to the following table.

                      Number of Contract Years                        Contingent
                          Since Receipt of                             Deferred
                        Each Purchase Payment                         Sales Load
                      ------------------------                        ----------
Less than one year...................................................     6%
1 year but less than 2 years.........................................     6%
2 years but less than 3 years........................................     5%
3 years but less than 4 years........................................     5%
4 years but less than 5 years........................................     4%
5 years but less than 6 years........................................     4%
6 years but less than 7 years........................................     2%
7 or more years......................................................     0%

In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 6% of the aggregate purchase payments paid to a contract.

Certain amounts may be withdrawn free of any contingent deferred sales load. You may make withdrawals up to this "allowed amount" without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date. During the first contract year, the allowed amount is equal to accumulated earnings not previously withdrawn.

For the first withdrawal, and only the first withdrawal in a contract year after the first contract year, the available allowed amount you may withdraw is equal to the sum of:

1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus

2.  the greater of:

  a.  accumulated earnings not previously withdrawn; or

  b. 15% of purchase payments received at least one but less than seven complete contract years before the date of withdrawal not reduced to take into account any prior withdrawals deemed to be made from such purchase payments.

After the first withdrawal in a contract year after the first contract year, the available allowed amount is equal to the sum of:

1. 100% of purchase payments not previously withdrawn and received at least seven contract years before the date of withdrawal; plus

2.  accumulated earnings not previously withdrawn.

Withdrawals will always be made first from your accumulated earnings, and then from your purchase payment on a first-in first-out basis. This is done so that accumulated earnings may be depleted with the first withdrawal and the 15% of purchase payments discussed above is not used in the calculation of the allowed amount. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year. However, accumulated earnings, if any, in your certificate value are always available as the allowed amount. No withdrawals are allowed from purchase payments made by a check which has not cleared.

Some contract owners may hold contracts issued before 1995 which, when originally issued, provided for an allowed amount which was equal to the sum of:

1. all purchase payments not previously withdrawn and held more than seven contract years; plus

2. 10% of purchase payments held between one and seven contract years not reduced by any withdrawals made by the owner from such purchase payments.

Under these contracts, withdrawals were made first from purchase payments on a first-in, first-out basis, then from earnings. The allowed amount that applies to these owners will be determined by whichever formula provides them with the larger amount available, for full surrenders only, without a contingent deferred sales load.

No contingent deferred sales load will be charged on the allowed amount if a contract is surrendered and you were eligible to withdraw the amount without charge but had not made such a withdrawal during the contract year. In addition, no contingent deferred sales load is charged:

1. upon annuitization after the first three contract years to an option involving life contingencies;

2.  upon payment of the death benefit;

3. upon transfers of account value among the sub-accounts and the guarantee periods;

4.  under the systematic withdrawal option; or,

5.  in some circumstances, under the automatic payout option.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals and full surrenders. The contingent deferred sales load or premium tax applicable to a withdrawal from the fixed account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made to you.

The contingent deferred sales load arising from a withdrawal or surrender of the contract will be waived if you receive extended medical care in a licensed hospital or nursing care facility for at least 45 days (30 days for contracts issued in Pennsylvania) during any continuous 60 day period beginning on or after the first contract anniversary and the request for the withdrawal or surrender, together with proof of such extended care, is received at our service center during the term of such care or within 90 days after the last day upon which you received such extended care. This waiver of the contingent deferred sales load may not be available in all states and does not apply if you are receiving extended medical care in a licensed hospital or nursing care facility at the time you applied for the contract or at the contract date.

Additionally, in some states, the contingent deferred sales load arising from a withdrawal or surrender of the contract will be waived if you are diagnosed, after the first contract year, with a terminal illness reasonably expected to result in death within twelve months. Proof of the terminal illness must be received by our service center at the time the withdrawal or surrender request is received.

Administrative Charges

At the end of each contract year before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. No account fee will be deducted for a contract year if your account value exceeds $50,000 on the last business day of the contract year or as of the date the contract is surrendered.

The account fee may be changed upon 30 days advance written notice to you. In no event may this fee exceed the lesser of $60 or 2% of the account value. Such increases in the account fee will apply only to future deductions after the effective date of the change.

The account fee will be deducted on a pro rata basis from each sub-account in which the contract is invested at the time of such deduction or from the fixed account if there are insufficient funds in the sub-accounts. If the entire amount is in the fixed account, then the annual account fee will be deducted on a pro rata basis from all guarantee periods. If you surrender your contract, we will deduct the account fee in full at the time of the surrender.

After the annuity date, we deduct an annual annuity fee of $30 in equal amounts from each variable annuity payment made during the year. For example, if monthly payments are made, the amount paid per month will be $2.50. This fee will not be changed. No annuity fee will be deducted from fixed annuity payments.

We also deduct an administrative expense charge from the variable account at the end of each valuation period both before and after the annuity date at an effective current annual rate of 0.15% of assets held in each sub-account. This deduction is for administrative expenses attributable to the contracts and the variable account which exceed the revenues received from the account fee, any transfer fee, and any fee imposed for systematic withdrawals.

We have the ability to increase or decrease this charge, but the charge is guaranteed not to exceed 0.25%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Mortality and Expense Risk Charge

We impose a charge called the mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the contracts. For assuming these risks, we make a daily charge equal to 0.003403% corresponding to an effective annual rate of 1.25% of the value of the net assets in the variable account. This charge is imposed both before and after the annuity date. We guarantee that this charge of 1.25% will never increase.

The mortality and expense risk charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Variable accumulated values and variable annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments and to pay death benefits before the annuity date. The annuity payments are determined in accordance with the annuity tables and other provisions contained in the contract. Thus, you are assured that neither the annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the contract.

We also bear substantial risk in connection with the death benefit before the annuity date, since we may pay a death benefit that is greater than the account value.

The expense risk assumed by us is the risk that our actual expenses in administering the contract and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for systematic withdrawals.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Taxes

We may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with purchase payments or values under the contracts. Depending upon applicable state law, we may deduct a charge for the premium taxes which are payable with respect to a particular contract from the purchase payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable state law.

In certain limited circumstances, a broker-dealer or other entity distributing the contracts may elect to pay to us an amount equal to the premium taxes that would otherwise be attributable to that entity's customers. In such cases, we will not impose a premium tax charge on those contracts.

Transfer Fee

We charge a fee equal to the lesser of $10 or 2% of the amount of transfer for each transfer in excess of 18 in a contract year. We reserve the right to:

a)  waive the transfer fee;

b)  vary the number of transfers without charge, but not fewer than 12; or

c) not count transfers under certain options or services for purposes of the allowed number without charge.

Systematic Withdrawal Option

We reserve the right to impose an annual fee, not to exceed $25, for administrative expenses associated with processing systematic withdrawals. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal you take during a contract year.

Taxes

Under present laws, we will incur state or local taxes, in addition to the premium taxes described above, in several states. No charges are currently made for taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio.

Guaranteed Minimum Income Benefit Rider

If you elect the optional guaranteed minimum income benefit rider, there is an annual rider fee during the accumulation phase (before the annuity date) of 0.30% of the minimum annuitization value. This fee is deducted on each rider anniversary from each variable sub-account in proportion to the amount of account value in each sub-account. This rider fee may also be deducted upon a complete withdrawal.

If you annuitize under the guaranteed minimum income benefit rider and select the guaranteed minimum payment option at the time of annuitization, then a guaranteed minimum payment option fee will be charged. This fee is reflected in the amount of the variable payments payable under this option. The guaranteed minimum payment option fee is currently at an annual rate of 1.25% of the daily net asset value in the variable investment options.

Once the guaranteed minimum income benefit rider is added to your contract, neither the rider fee nor the guaranteed minimum payment option fee that is in effect at that time will change during the life of that guaranteed minimum income benefit rider. They could change if you upgrade the minimum annuitization value.

Tax Relief Rider

If you elect the tax relief rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. This fee is also charged if you take a full withdrawal. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase (once we receive any necessary regulatory approvals). The rider fee is equal to the policy value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice.

Interest Adjustment

For a description of the interest adjustment applicable to early withdrawals and transfers from the guarantee periods of the fixed account, see The Fixed Account.

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation, also referred to as TSSC, is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and its affiliates. TSSC is an indirect wholly owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc., (the NASD). Its principal offices are located at 1150 South Olive, Los Angeles, California 90015. Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the SEC and are members of the

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NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

Under the agreements, contracts will be sold by broker/dealers which will generally receive compensation of up to 6.25% of any initial and additional purchase payments paid, although higher amounts may be paid in certain circumstances. Additional amounts may be paid in certain circumstances (such as upon certain annuitizations, when an additional commission of 2.5% of the account value annuitized may be paid). Additional amounts, including asset based trail commissions, may be paid in certain circumstances.

Transamerica Financial Resources, Inc., referred to as TFR, also is an underwriter and distributor of the contracts. TFR is a wholly owned subsidiary of Transamerica Insurance Corporation of California and is registered with the SEC and the NASD as a broker/dealer.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

ANNUITY PAYMENTS

Annuity Date

Initially, you select the annuity date when you buy the contract. After that, you may change the annuity date from time to time by giving notice to our service center in a form and manner acceptable to us. Our service center must receive notice of each change at least 30 days before the then-current annuity date. The annuity date must not be earlier than the third contract anniversary, except for certain qualified contracts.

The annuity date is the date that the annuity purchase amount is applied to provide the annuity payments under the contract. The annuity date will be used together with the annuity form and payment option you have selected. The annuity date will remain effective unless the entire account value has been withdrawn or the death benefit has been paid to the beneficiary before that date.

The latest annuity date which may be elected is the later of:

a) the first day of the calendar month immediately preceding the month of the annuitant's 85th birthday; or

b) the first day of the month coinciding with or next following the tenth contract anniversary.

This annuity date extension to the tenth contract anniversary may not be available in all states. The annuity date must be the first day of a calendar month. The first annuity payment will be on the first day of the month immediately following the annuity date.

Annuity Payment

The annuity purchase amount is the account value, minus any interest adjustment, minus any applicable contingent deferred sales load and minus any applicable premium taxes. Any contingent deferred sales load will be waived if the annuity form involves life contingencies and begins on or after the third contract anniversary.

If the amount of the monthly annuity payment from the payment options which you select results in a monthly annuity payment of less than $150, or if the annuity purchase amount is less than $5,000, we reserve the right to use a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly annuity payments from the variable annuity payment option will further be subject to a minimum monthly annuity amount of $75 from each sub-account of the variable account from which such payments are made.

You may choose from the annuity forms below. We may consent to other plans of payment before the annuity date. For annuity forms involving life income, the actual age and/or sex of the annuitant, or a joint or contingent annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's, or the joint or contingent annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment will be greater for older annuitants than for younger annuitants.

You may choose from the two annuity payment options described below. The annuity date and annuity forms available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Federal income tax withholding is mandatory for certain distributions from Section 401 retirement plans and 403(b) annuities. State income tax withholding may also apply.

Election of Annuity Forms and Payment Options

Before the annuity date and while the annuitant is living, you may, by written request, change the annuity form or annuity payment option or request payment of the cash surrender value of the contract. The request for change of the annuity date or annuity payment option must be received by our service center at least 30 days before the annuity date.

If you do not select an annuity form and payment option within at least 30 days before the annuity date, we will make variable and/or fixed annuity payments according to the 120 month period certain and life annuity form and the applicable provisions of the contract.

Annuity Payment Options
The annuity forms may be paid under fixed or variable annuity payment options.

Under the fixed annuity payment option, the amount of each payment will be determined on the annuity date and will not subsequently be affected by the investment performance of the sub-accounts.

Under the variable annuity payment option, the annuity payments, after the first, will reflect the investment experience of the sub-account or sub-accounts you choose.

You may elect a fixed annuity, a variable annuity, or a combination of both, in 25% increments of the annuity purchase amount. If you elect a combination, you must specify what part of the annuity purchase amount is to be applied to the fixed and variable payment options.

The initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the contract's value in the sub-accounts on the annuity date.

Fixed Annuity Payment Option

A fixed annuity provides for annuity payments that remain constant according to the terms of the annuity form elected. If a fixed annuity is selected, the portion of the annuity purchase amount used to provide the fixed annuity will be transferred to the general account assets. The amount of annuity payments will be established by the fixed annuity provisions selected and the age and sex, (if sex-distinct rates are allowed by law), of the annuitant and will not reflect investment performance after the annuity date.

The fixed annuity payment amounts are determined by applying the annuity purchase rate specified in the contract to the portion of the annuity purchase amount you applied to the fixed annuity option. Payments may change after the death of the annuitant under some annuity options; the amounts of these changes are fixed on the annuity date.

Variable Annuity Payment Option

A variable annuity provides for payments that vary in dollar amount, based on the investment performance of the selected sub-accounts of the variable account. The variable annuity purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 4%, so if the actual net investment performance of the sub-accounts is less than this rate, then the dollar amount of the actual annuity payments will decrease. If the actual net investment performance of the sub-accounts is higher than this rate, then the dollar amount of the actual annuity payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual annuity payments will remain constant.

Variable annuity payments will be based on the performance of the sub-accounts you select, and on the allocations you make among the sub-accounts. For further details as to the determination of variable annuity payments, see the Statement of Additional Information. There is also an example in Appendix A to this prospectus.

Annuity Forms

You may choose any of the annuity forms described below. Subject to our approval, you may also select any other annuity form we may offer.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies before the third payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, if living, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both the annuitant and the contingent annuitant die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that only one payment or very few payments will be made under this form, if the annuitant and contingent annuitant die shortly after payments begin.

  The written request for this form must:

  a)name the contingent annuitant; and

  b) state the percentage of payments for the contingent annuitant.

  Once annuity payments start under this annuity form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will need proof of age for the annuitant and the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

  a)the annuitant's life; or

  b)the period certain.

  The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the annuitant. If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the annuitant's beneficiary.

  If the annuitant dies during the period certain, the rest of the period certain payments will be made to the annuitant's beneficiary. You may elect to have the present value of any remaining period certain payments paid to you in a single sum.

  If you do not elect to have the present value paid in a single sum after the annuitant's death,

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

  you may designate a payee to receive any remaining payments payable if the annuitant's beneficiary dies before all of the payments under the period certain have been made.

  If the annuitant's beneficiary dies before receiving all of the remaining period certain payments and a designated payee does not survive the annuitant's beneficiary for at least 30 days, then the remaining payments will be paid to the owner, if living, otherwise in a single sum to the owner's estate.

  The written request for this form must:

  a)state the length of the period certain; and

  b)name the annuitant's beneficiary.

4. Joint and Survivor Annuity. Payments will be made, starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after payments begin.

  The written request for this form must:

  a)name the joint annuitant; and

  b) state the percentage of continued payments for the survivor.

  Once payments start under this annuity form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the joint annuitants before payments start.

5. Other Forms of Payment. Benefits can be provided under any other annuity form not described in this section subject to our agreement and any applicable state or federal law or regulation. Requests for any other annuity form must be made in writing to our service center at least 30 days before the annuity date.

  Once payments start under the annuity form and payment option you selected:

  a) no changes can be made in the annuity form and payment option;

  b) no additional purchase payments will be accepted under the contract; and

  c)no further withdrawals will be allowed.

General

You may, at any time after the annuity date by written notice to us at our service center, change the payee of annuity benefits being provided under the contract.

The effective date of change in payee will be the later of:

a) the date we receive the written request for such change; or

b) the date you specify.

If the contract is issued as a qualified contract, you may not change the payee on or after the annuity date.

Alternate Fixed Annuity Rates

The amount of any fixed annuity payments will be determined on the annuity date by using either the guaranteed fixed annuity rates or our current single premium fixed annuity rates at the time, whichever would result in a higher amount of monthly fixed annuity payments.

THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

The optional "guaranteed minimum income benefit" (GMIB) rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) 7 years after you elect the rider. If you want to purchase this optional rider, you must do so within 30 days after the contract date or within 30 days after any contract anniversary before you turn 81. Once elected, the GMIB rider can not be terminated.

The GMIB rider guarantees:

1)  the amount you will have to apply to a GMIB payment option, and

2) if you elect the guaranteed minimum payment option, that a minimum amount of those payments will be guaranteed once you begin to receive them.

By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value

The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1) the largest account value on the rider date or on any rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes); or

2) the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:

  a) the rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday; or

  b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the GMIB rider (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is currently 5% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The GMIB rider does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the GMIB payment options provided by the GMIB rider and may not be used with any of the annuity payment options listed in the Annuity Payment section of this prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain." In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain." Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payment(s).

The minimum annuitization value is used solely to calculate the GMIB payment and does not establish or guarantee an account value or guarantee performance of any investment option. Other benefits and fees under the rider (the rider fee, the guaranteed payment fee, and the waiting period before the GMIB can be exercised, as well as the annual interest rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.




Minimum Annuitization Value Upgrade

You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

 .  the new fees, thresholds and factors may be higher (or lower) than before;

 .  the new annual growth rate may be lower (or higher) than before; and

 . you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

GMIB Rider Fee

A rider fee, currently 0.30% of the minimum annuitization value on the each rider anniversary, is charged annually on the rider anniversary prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable sub-account in proportion to the amount of account value in each sub-account. This fee is deducted even if the account value exceeds the minimum annuitization value.

Conditions of Exercise of the GMIB

You can only annuitize using the GMIB within 30 days after the seventh or later rider anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later rider anniversary following the upgrade; we may, at our discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Payment Option

If you elect the guaranteed minimum payment option, annuity payments under the GMIB are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment.

It is not clear whether payments under the Guaranteed Minimum Payment Option will be treated as fixed or variable payments for federal income tax purposes. You should consult a competent tax adviser on this issue.

Under this option, the payments will also be "stabilized" or held constant during each year after annuitization. During the first year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each anniversary of annuitization thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

If you elect not to receive guaranteed minimum payments, your payments:

 .  are not guaranteed and may be less than the initial payment;

 . will vary according to the investment performance of the investment options you select; and

 .  will not be stabilized.

The guaranteed minimum payments are based on conservative actuarial factors. For examples, the regular annuity payments described above are based on a 4% assumed interest rate (AIR) for both the initial payment and all subsequent payments. However, under the GMIB, the first payment is based on a 3% AIR, which means the first payment would be lower under the GMIB (all other things being equal). In addition, the GMIB uses a 5% AIR for subsequent annuity payments, which means that payments under the GMIB will rise slower to reflect good investment performance, and decrease faster in the case of poor investment performance. In addition, there is an additional fee for the GMIB annuity payments (see below). Therefore, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the annuity purchase amount at otherwise applicable annuity factors. Therefore, the GMIB rider should be regarded as a safety net.

See the Statement of Additional Information for additional information concerning stabilized payments.

Guaranteed Minimum Payment Fee

If you elect the guaranteed minimum payment option, a guaranteed minimum payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive. The guaranteed minimum payment fee is included on page one of the rider. This option is irrevocable (you can not stop paying the fee once annuity payments began).

Termination of the GMIB Rider

The GMIB rider is irrevocable. You have the option not to use the benefit of the rider but you will not receive a refund of any fees you have paid. The GMIB rider will terminate upon the earliest of the following:

 . annuitization (you can get guaranteed minimum payments if you so elect if you annuitize using the GMIB),

 . upgrade of the minimum annuitization value (although a new rider will be issued),

 .  termination of your contract, and

 . 30 days after the last date to annuitize under the rider as specified on the first page of your rider.

The guaranteed minimum income benefit rider may not be available in all states.

TAX RELIEF RIDER

The optional "tax relief rider" or "TRR" might pay an additional death benefit amount when a death benefit is payable under your contract, under certain circumstances. The TRR amount will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the contract and (c) there are rider earnings when the death benefit is calculated. The TRR is available for issue ages through age 80.

Tax Relief Rider Amount

The TRR amount is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The TRR amount is equal to:

 .  the TRR factor (shown on page one of the rider); multiplied by

 .  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the contract death benefit; minus

 .  account value on the rider date; minus

 .  purchase payments after the rider date; plus

 . withdrawals after the rider date that exceed the rider earnings on the date of the withdrawal.

No benefit is payable under the TRR if there are no rider earnings on the date the death benefit is calculated.

If you purchase your contract as part of a 1035 transfer or added the TRR after you purchased the contract, rider earnings do not include any gains before the TRR is added to your contract.

The TRR factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. We may, at our discretion, change the factors in the future. Once the tax relief rider is added to you contract, however, your factor will not vary during the life of the rider.

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


For purposes of computing taxable gains, both the death benefit payable under the contract and the TRR will be considered.

Please see the Statement of Additional Information for an example which illustrates the TRR payable as well as the effect of a withdrawal on the TRR.

Spousal Continuation

If a spouse elects to continue the contract instead of receiving a death benefit and TRR, the spouse has the following options:

 . Continue the contract and receive a one-time account value increase equal to the TRR. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the contract without the one-time account value increase and continue the rider as is. When the next death occurs, the rider will pay the TRR based on gains since the rider was issued, not since the time of the first death.

Tax Relief Rider Fee

A rider fee, currently 0.25% of the account value, is charged annually on each rider anniversary prior to annuitization. We will also charge this fee if you take a full withdrawal (subject to any necessary regulatory approvals). The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is equal to the account value multiplied by the rider fee percentage shown on the first page of the rider. The rider fee is deducted pro rata from each investment choice. The fee will be deducted even during periods when the TRR would not pay any benefit (because there are no rider earnings).

Termination

The rider will remain in effect until:

 .  you terminate it by notifying our service center in writing,

 .  the contract is annuitized or surrendered, or

 .  the TRR is paid or added to the account value under a spousal continuation.

Once terminated, the TRR may be re-elected, however, a new rider will be issued and the tax relief rider amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains (if any) since it was re-elected.

This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plans.

The tax relief rider or TRR may vary by state and may not be available in all states.

QUALIFIED CONTRACTS

The qualified contracts may be used to fund contributory and rollover IRAs and Roth IRAs. With our prior approval, qualified contracts may also be used for various types of qualified pension and profit sharing plans under Code Section 401, which permits corporate employers to establish various types of retirement plans for employees, and as Section 403(b) annuities. Currently, additional premiums after the initial premium may not be made to certificates used as
Section 401(a) or Section 403(b) annuities. The tax rules applicable to distribution from qualified retirement plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and the conditions of the plan itself.

Various tax penalties may apply to:

a)  contributions in excess of specified limits;

b)  distributions before age 59 1/2, subject to certain exceptions;

c)  distributions that do not satisfy specified requirements; and

d)  certain other transactions subject to qualified plans.

If you are purchasing a contract for use in a qualified plan, you (the owner) should seek competent advice regarding the suitability of the proposed plan documents and the contracts to their specific needs. We reserve the right to decline to sell the contract to certain qualified plans or terminate the contract if, in our judgment, the contract is not appropriate for the plan.

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If a contract is purchased to fund an IRA or Roth IRA, you (the owner) must also be the annuitant. In addition, under current tax law, minimum distributions are required from certain qualified contracts. You should consult your tax adviser concerning these matters.

The Automatic Payout Option, or APO

Before to the annuity date, for qualified contracts other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under Code Sections 401(a)(9), 403(b), and 408(b)(3).

For IRAs and SEP/IRAs, (and if you are a 5% owner as defined in the code, for other qualified contracts) this may be elected no earlier than six months before the calendar year in which you attain age 70 1/2, and payments may not begin earlier than January of such calendar year.

For other qualified contracts, APO can be elected no earlier than six months before the later of when you:

a)  attain age 70 1/2; or

b)  retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)  30 days after the contract date; or

b) the end of the free look period.

You may elect APO in any calendar month, but no later than the month in which you attain age 84. APO withdrawals will be from the sub-accounts and in the percentage allocations which you specify. If no specifications are made, withdrawals will be pro rata from all sub-accounts with value. Withdrawals can not be made from a sub-account from which dollar cost averaging transfers are being made.

Payments will be made annually, and will continue unless terminated by you or automatically terminated by us as set forth in the contract. Once terminated, APO may not be elected again.

If only APO withdrawals are made, no contingent deferred sales load will apply, regardless of the allowed amount. However, if a partial withdrawal is taken, that partial withdrawal and any subsequent withdrawals in that contract year will be subject to a contingent deferred sales load to the extent they exceed the allowed amount.

To be eligible for this option, the following conditions must be met:

1. the account value must be at least $6,000 at the time of election; and

2. the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3), or $500.

APO allows the required minimum distribution to be paid from the sub-accounts of the variable account. If there are insufficient funds in the variable account to make a withdrawal, or for other reasons as set forth in the contract, this option will terminate. In which case, if there are amounts in a contract's account value remaining in the fixed account, the minimum distribution requirements with regard to the account value may not be met. If amounts are transferred to sub-accounts from a guaranteed period before its expiration date, an interest adjustment will be made to such amounts.

If you have more than one qualified plan subject to the Code's minimum distribution requirements, you must consider all such plans in the calculation of your minimum distribution requirement, but we will make calculations and distributions from this contract only.

Restrictions under Section 403(b) Programs

Certain restrictions apply to annuity contracts used in connection with Section 403(b) retirement plans. Code Section 403(b) provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations.

According to the requirements of the Code, Section 403(b) annuities generally restrict distribution of:

a) elective contributions made in years beginning after December 31, 1988;

b) earnings on those contributions; or

c) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

Distributions of such amounts will be allowed only upon death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or

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financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or simply, the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The contract may be purchased:

a) on a non-tax qualified basis for use as a non-qualified contract; or

b) in connection with plans qualifying for special tax treatment as a qualified contract.

Qualified contracts are designed for use by individuals solely as plans entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A.

The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

a) the type of retirement plan or arrangement for which the contract is purchased;

b) the tax status of the individual concerned; or

c) our tax status.

In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract in order to continue receiving special tax treatment. Therefore, if you are considering the purchase of a qualified contract, you should seek competent legal and tax advice regarding the suitability of the contract for your situation. You will also need to be aware of the applicable requirements, and the tax treatment of the rights and benefits of the contract.

The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. The following discussion is also based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Purchase Payments

At the time the initial purchase payment is paid, as a prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract. We will require that you purchase separate contracts if you desire to invest monies qualifying for different annuity tax treatment under the Code.

Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities In General

Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value, for example, through withdrawals or annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution, in the form of a single sum payment or an annuity, is taxable as ordinary income.

The owner of any non-qualified contract who is not a natural person generally must include as income any increase in the excess of the account value over the investment in the contract during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person, for example, a trust, may wish to discuss these with a competent tax adviser.

The following discussion generally applies to contracts owned by natural persons.

Withdrawals

In the case of a withdrawal under a qualified contract, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable. This portion is generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan. The investment in the contract generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a qualified contract, the investment in the contract can be zero. Special tax rules may apply to certain distributions from a qualified contract.

With respect to non-qualified contracts, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract is generally equal to the amount of non-deductible purchase payments made. If a partial withdrawal from the fixed account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the account value will be treated as including the amount deducted from the fixed account due to the interest adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

It is possible that the Internal Revenue Service may take a position that charges and deductions for certain optional benefits or features are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the annual fee for the Tax Relief Rider as a taxable distribution, which might also be subject to a tax penalty if the deduction occurs prior to age 59 1/2. Although we do not believe that the Tax Relief Rider fee or the charge for any other optional benefit provided under the contract should be treated as a taxable withdrawal, you should consult a tax advisor with respect to electing any optional benefit.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment elected under the contract. In general, only the portion of the annuity payment that represents the amount by which the account value exceeds the investment in the contract will be taxed. After the investment in the contract is recovered, the full amount of any additional annuity payments is taxable.

For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding

The Code requires us to withhold federal income tax from distributions under the contracts. However, except for distributions from certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withheld. Withholding applies to the portion of a distribution which is includible in income and subject to federal income tax, where the taxable amount is at least $200. Some states also require withholding for state income taxes. The withholding varies according to the type of distribution and the owner's tax status. "Eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions, such as minimum required distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA, other than a Roth IRA. The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

Penalty Tax

A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

1.  made on or after the date on which the owner attains age 59 1/2;

2.  made as a result of death or disability of the owner; or

3. received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a designated beneficiary.

Other tax penalties may apply to certain distributions under a qualified contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally such amounts should be includable in income as follows:

1. if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

2. if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

Other rules relating to distributions at death apply to qualified contracts. You should consult your legal counsel and tax adviser regarding these rules and their impact on qualified contracts.

Required Distributions upon Owner's Death

Notwithstanding any provision of the contract or this prospectus to the contrary, no payment of benefits provided under a non-qualified contract will be allowed that does not satisfy the requirements of Code Section 72(s). If an owner dies before the annuity date, the death benefit payable to the owner's beneficiary will be distributed as follows:

a) the death benefit must be completely distributed within five years of the owner's date of death; or

b) the owner's beneficiary may elect, within the one-year period after the owner's date of death, to receive the death benefit in the form of an annuity from us.

Please note that Item b) is based on the following requirements:

1. the annuity must be distributed in substantially equal installments over the life of the owner's beneficiary or over a period not extending beyond the life expectancy of the owner's beneficiary; and

2. the distributions must not begin later than one year after the owner's date of death.

Notwithstanding Items a) and b) above, if the sole owner's beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect, within the one year period after the owner's date of death, to continue the contract under the same terms as before the owner's death. If the spouse elects to continue the contract, an amount equal to the excess, if any, of the Death Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived.

Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our service office:

1. all rights of the spouse as owner's beneficiary under the contract in effect before such election will cease;

2. the spouse will become the owner of the contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and

3. all rights and privileges granted by the contract or allowed by us will belong to the spouse as owner of the contract.

This election will be deemed to have been made by the spouse if such spouse makes a purchase payment to the contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs a) and b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the owner's death. If the nonspouse owner's beneficiary is not an individual, then only a cash payment will be paid.

If no election is received by us from a nonspouse owner's beneficiary within the one-year period after the owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment. The death benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the contract.

If the Annuitant Dies After Annuity Payments Start - If the annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the annuity form then in effect.

If An Owner Dies After Annuity Payments Start - If the owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the annuity form then in effect. All of the deceased owner's rights granted under the contract or allowed by us will pass to the owner's beneficiary.

Joint Ownership - For purposes of this section, if the contract has joint owners we will consider the date of death of the first joint owner as the death of the owner and the surviving joint owner will become the owner of the contract, subject to the provisions described above.

Similar rules apply to qualified contracts.

Transfers, Assignments, or Exchanges of the Contract

A transfer of ownership of a contract, the designation of an annuitant, payee, or beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein.

If you are contemplating any such designation, transfer, assignment, or exchange, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Certain qualified contracts cannot be transferred or assigned, except as permitted by the Code or the Employee Retirement Income Security Act of 1974, or simply ERISA.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Multiple Policies

All non-qualified deferred annuity contracts that are issued by Transamerica, or its affiliates, to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the TRR as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the TRR or any other optional benefit provided under the policy should be treated as taxable withdrawals you should consult your tax advisor prior to selecting any optional benefit under the policy.

QUALIFIED CONTRACTS

In General

The qualified contract is designed for use as an IRA or Roth IRA. With our prior approval, the contract may also be used as a Section 403(b) annuity, and for use in qualified pension and profit sharing plans established by corporate employers.

The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions.

Adverse tax consequences may result from:

 .  contributions in excess of specified limits;

 .  distributions before age 59 1/2, subject to certain exceptions;

 . distributions that do not conform to specified commencement and minimum distribution rules; and

 .  other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan.

Some retirement plans are subject to distribution and other requirements that are not incorporated in the contracts or the administration of the contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant:

1.  reaches age 70 1/2; or

2. retires and also requires that the distributions must be made in a specified manner.

If the plan participant is a "5 percent owner" as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner, or plan participant reaches, age 70 1/2.

For IRAs described in Section 408, distributions generally must commence no later than of April 1 of the calendar year following the calendar year in which the owner, or plan participant, reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

Qualified Pension and Profit Sharing Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as H.R. 10, also permits self-employed individuals to establish qualified plans for themselves and their employees.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Adverse tax consequences to the plan, to the participant, or to both, may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans you should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs. The contract is designed to invest retirement savings and not to distribute retirement benefits.

Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

The contract is designed for use with contributory and rollover IRAs and Roth IRAs.

Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account, each hereinafter referred to as an IRA. A contributory IRA is a contract in which initial and subsequent purchase payments are subject to limitations imposed by the Code. Also, distributions from certain other qualified plans may be rolled over, or transferred on a tax-deferred basis into an IRA described in Code Section 408.

A Section 408 IRA is an IRA described in Sections 408(a) or 408(b).

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation. This includes earned income as defined in Code Section 401(c)(2) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over or transferred on a tax-deferred basis into an IRA.

Other than nondeductible contributions, amounts in the IRA are taxed when distributed from the IRA. Distributions before age 59 1/2 are subject to a 10% penalty tax, unless certain exceptions apply. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, also referred to as SEP-IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP-IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The contract may also be used with rollover Roth IRAs and contributory Roth IRAs. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. In addition, distributions from a Section 408 IRA may be converted to a Roth IRA.

Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

1. before age 59 1/2, subject to certain exceptions; or

2. during the five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Purchasers should seek competent advice as to the suitability of the contract for use with Roth IRAs. The sale of a contract for use with an IRA, SEP-IRA or Roth IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of these contracts will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA, SEP-IRA or Roth IRA or their purchase.

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


The Internal Revenue Service has not reviewed all features of the contract (such as the Guaranteed Minimum Death Benefit and Tax Relief Rider) for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefit features such as those in the contract comport with IRA qualification requirements.

Tax Sheltered Annuities

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

 .  elective contributions made in years beginning after December 31, 1988;

 .  earnings on those contributions; or

 . earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the contract in connection with such plan should consult their tax adviser.

Restrictions under Qualified Contracts

Other restrictions may apply to the election, commencement, or distribution of benefits under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Possible Changes in Taxation

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal gift and estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

ACCOUNTANTS AND FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Transamerica at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the subaccounts Separate Account VA-2L at December 31, 2000 and for each of the two years in the period then ended appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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


VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective funds in accordance with instructions received from persons having voting interests in the corresponding sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each sub-account of the variable account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. The owner holds a voting interest in each sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as annuity payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the funds. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective funds.

Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a sub-account will receive proxy material, reports and other material relating to the appropriate portfolio. It should be noted that the funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

REINSTATEMENTS

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the contract offered by this prospectus. This prospectus has been filed as a part of the registration statement and does not contain all of the information set forth in the registration statement and exhibits thereto. Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract.

Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the registration statement. The registration statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

THE CONTRACT
DOLLAR COST AVERAGING
SPECIAL DOLLAR COST AVERAGING OPTION
NET INVESTMENT FACTOR
ANNUITY PERIOD
GENERAL PROVISIONS
CALCULATION OF YIELDS AND TOTAL RETURNS
HISTORICAL PERFORMANCE DATA
FEDERAL TAX MATTERS
DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
TRANSAMERICA
STATE REGULATION
RECORDS AND REPORTS
FINANCIAL STATEMENTS
APPENDIX

                                   Appendix A

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go ex-dividend during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one-day risk factor for mortality and expense risk charge and the administrative expense charge of .003814% (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.002449. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be
15.537966 (15.5 x 1.002449).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.531613 (13.5 x 1.002449, which is the Net Investment Factor x 0.999893). 0.999893 is the factor, for a one-day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200 variable accumulation units of a particular sub-account. Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and option elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

    3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,

  and the number of variable annuity units credited for future payments would be:

    284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

                                   Appendix B

                        CONDENSED FINANCIAL INFORMATION

The following table sets forth certain information regarding the sub-accounts for the period from commencement of business operations of the sub-account through December 31, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:

The following condensed financial information is derived from the financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  Appreciation*(/2/)
   2000...................       $38.862           $38.077        8,193,471.439
   1999...................       $35.36            $38.862        8,513,807.354
   1998...................       $27.532            $35.36        8,121,246.029
   1997...................       $21.802           $27.532        6,447,159.634
   1996...................       $17.610           $21.802        3,665,146.389
   1995...................       $13.373           $17.610        2,077,029.504
   1994...................       $13.160           $13.373         919,622.615
   1993...................       $12.500           $13.160         237,733.021
---------------------------------------------------------------------------------
  Balanced*(/6/)
   2000...................       $15.101           $14.450        5,776,345.909
   1999...................       $14.16            $15.101        4,426,908.448
   1998...................       $11.738            $14.16        2,280,501.753
   1997...................       $10.000           $11.738         647,855.304
---------------------------------------------------------------------------------
  Disciplined Stock*(/5/)
   2000...................       $22.295           $19.977        6,539,032.706
   1999...................       $19.09            $22.295        5,856,978.740
   1998...................       $15.272            $19.09        4,753,022.290
   1997...................       $11.776           $15.272        2,278,146.352
   1996...................       $10.00            $11.776         618,809.191
---------------------------------------------------------------------------------
  Growth and Income*(/4/)
   2000...................       $33.694           $31.974        6,432,258.706
   1999...................       $29.23            $33.694        6,548,394.692
   1998...................       $26.509            $29.23        7,270,897.396
   1997...................       $23.131           $26.509        7,480,387.355
   1996...................       $19.426           $23.131        6,332,649.215
   1995...................       $12.167           $19.426        2,565,038.589
   1994...................       $12.177           $12.167          4,300.380
---------------------------------------------------------------------------------
  International
   Equity*(/4/)
   2000...................       $25.038           $20.643        2,269,168.557
   1999...................       $15.89            $25.038        2,296,712.753
   1998...................       $15.422            $15.89        2,456,885.911
   1997...................       $14.267           $15.422        2,176,230.247
   1996...................       $12.964           $14.267        1,480,395.223
   1995...................       $12.240           $12.964         530,374.642
   1994...................       $12.247           $12.240          8,552.073

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  International
   Value*(/5/)
   2000...................       $14.846           $14.101        1,377,476.194
   1999...................       $11.78            $14.846        1,432,408.023
   1998...................       $10.982            $11.78        1,380,692.935
   1997...................       $10.244           $10.982        1,047,389.002
   1996...................       $10.00            $10.244         230,868.491
---------------------------------------------------------------------------------
  Limited Term High
   Income*(/6/)
   2000...................       $10.422            $9.428        3,514,966.504
   1999...................       $10.73            $10.422        5,300,351.762
   1998...................       $10.852            $10.73        6,458,312.119
   1997...................       $10.000           $10.852        2,424,231.798
---------------------------------------------------------------------------------
  Money Market(/1/)
   2000...................       $1.258             $1.316       59,855,370.259
   1999...................        $1.22             $1.258       64,761,299.670
   1998...................       $1.175             $1.22        53,939,642.196
   1997...................       $1.132             $1.175       42,660,950.364
   1996...................       $1.093             $1.132       38,983,053.941
   1995...................       $1.048             $1.093       31,807,563.947
   1994...................       $1.018             $1.048       23,559,789.795
   1993...................       $1.021             $1.018        2,678,280.492
---------------------------------------------------------------------------------
  Quality Bond*(/1/)
   2000...................       $15.683           $17.199        4,333,498.116
   1999...................       $15.88            $15.683        5,010,813.856
   1998...................       $15.260            $15.88        5,030,446.431
   1997...................       $14.142           $15.260        4,020,220.452
   1996...................       $13.908           $14.142        3,072,774.847
   1995...................       $11.710           $13.908        2,052,313.888
   1994...................       $12.445           $11.710         931,527.691
   1993...................       $12.310           $12.445         86,752.856
---------------------------------------------------------------------------------
  Small Cap*(/1/)
   2000...................       $78.255           $87.446        2,018,390,168
   1999...................       $64.44            $78.255        2,096,729.991
   1998...................       $67.668            $64.44        2,615,765.058
   1997...................       $58.773           $67.668        2,954,842.907
   1996...................       $51.121           $58.773        2,736,720.675
   1995...................       $40.064           $51.121        2,155,879.198
   1994...................       $37.702           $40.064        1,250,237.625
   1993...................       $39.620           $37.702         138,557.449
---------------------------------------------------------------------------------
  Small Company
   Stock*(/5/)
   2000...................       $13.083           $14.003        1,666,683.284
   1999...................       $11.99            $13.083        1,665,730.260
   1998...................       $12.935            $11.99        2,111,028.689
   1997...................       $10.772           $12.935        1,604,089.554
   1996...................       $10.00            $10.772         543,949.419

                                                                       Number of
                                Accumulation        Accumulation     Accumulation
                                 Unit Value          Unit Value    Units Outstanding
  Sub-account              at Beginning of Period at End of Period at End of Period
------------------------------------------------------------------------------------
  Special Value*(/1/)
   2000...................        $17.122             $17.848        1,959,903.631
   1999...................         $16.19             $17.122        2,347,756.875
   1998...................        $14.185              $16.19        2,764,173.241
   1997...................        $11.682             $14.185        2,649,561.005
   1996...................        $12.292             $11.682        1,232,530.711
   1995...................        $12.496             $12.292        1,288,429.555
   1994...................        $12.861             $12.496        1,486,438.137
   1993...................        $12.797             $12.861         167,686.797
------------------------------------------------------------------------------------
  Stock Index*(/1/)
   2000...................        $52.828             $47.264        5,610,267.635
   1999...................         $44.42             $52.828        5,113,716.960
   1998...................        $35.128              $44.42        4,443,711.383
   1997...................        $26.791             $35.128        3,357,236.245
   1996...................        $22.172             $26.791        2,030,280.057
   1995...................        $16.437             $22.172         977,271.816
   1994...................        $16.521             $16.437         348,937.285
   1993...................        $15.310             $16.521         93,536.733
------------------------------------------------------------------------------------
  Socially Responsible
   Growth*(/3/)
   2000...................        $43.996             $38.602        3,085,982.201
   1999...................         $34.30             $43.996        2,399,067.265
   1998...................        $26.879              $34.30        1,744,708.001
   1997...................        $21.221             $26.879        1,335,814.063
   1996...................        $17.752             $21.221         708,680.320
   1995...................        $13.377             $17.752         295,077.936
   1994...................        $13.364             $13.377         135,018.350
   1993...................        $12.490             $13.364         26,089.826
------------------------------------------------------------------------------------
  Core Bond*(/10/)
   2000...................         $10.00             $10.762         401,440.673
------------------------------------------------------------------------------------
  Core Value*(/7/)
   2000...................        $10.967             $12.120        1,671,632.569
   1999...................         $9.29              $10.967         618,554.557
   1998...................         $10.00              $9.29          95,759.521
------------------------------------------------------------------------------------
  Emerging Leaders*(/11/)
   2000...................         $10.00             $12.209         237,691.634
------------------------------------------------------------------------------------
  Emerging Markets*(/11/)
   2000...................         $10.00              $7.149         68,080.097
------------------------------------------------------------------------------------
  European Equity*(/9/)
   2000...................        $12.824             $12.395         408,844.616
   1999...................         $10.00             $12.824         71,170.963
------------------------------------------------------------------------------------
  Founders
   Discovery*(/11/)
   2000...................         $10.00              $7.474        1,566,915.606
------------------------------------------------------------------------------------
  Founders Growth*(/8/)
   2000...................        $12.632              $9.299        2,497,719.994
   1999...................         $10.00             $12.632         209,797.215
------------------------------------------------------------------------------------
  Founders International
   Equity*(/9/)
   2000...................        $13.894             $11.317         889,774.353
   1999...................         $10.00             $13.894         51,377.647

                                                                       Number of
                                Accumulation        Accumulation     Accumulation
                                 Unit Value          Unit Value    Units Outstanding
  Subaccount               at Beginning of Period at End of Period at End of Period
------------------------------------------------------------------------------------
  Founders Passport*(/8/)
   2000...................        $16.144             $11.820        1,743,018.957
   1999...................         $10.00             $16.144          230,853.270
------------------------------------------------------------------------------------
  Japan*(/11/)
   2000...................         $10.00              $7.692           42,342.493
------------------------------------------------------------------------------------
  MidCap Stock*(/7/)
   2000...................        $10.529             $11.244        2,352,335.934
   1999...................          $9.63             $10.529          677,575.571
   1998...................         $10.00               $9.63          467,292.833
------------------------------------------------------------------------------------
  Technology Growth*(/9/)
   2000...................        $15.383             $11.078        9,024,925.748
   1999...................         $10.00             $15.383        2,898,342.133
------------------------------------------------------------------------------------
  Transamerica VIF
   Growth(/7/)
   2000...................        $15.422             $13.736        3,644,221.142
   1999...................         $11.35             $15.422        2,963,758.863
   1998...................         $10.00              $11.35        1,634,054.907

 (1) Sub-Account inception January 4, 1993.     (7) Sub-Account inception May 1, 1998.
 (2) Sub-Account inception April 5, 1993.       (8) Sub-Account inception May 3, 1999.
 (3) Sub-Account inception October 7, 1993.     (9) Sub-Account inception October 1, 1999.
 (4) Sub-Account inception December 15, 1994.  (10) Sub-Account inception May 1, 2000.
 (5) Sub-Account inception May 1, 1996.        (11) Sub-Account inception December 15, 1999.
 (6) Sub-Account inception May 1, 1997.

*The figures shown reflect information for the Initial Class Shares.

The Service Class Shares of the Appreciation Sub-account, Balanced Sub-account, Disciplined Stock Sub-account, Growth and Income Sub-account, International Equity Sub-account, International Value Sub-account, Limited Term High Income Sub-account, Quality Bond Sub-account, Small Cap Sub-account, Small Company Stock Sub-account, Special Value Sub-account, Dreyfus Stock Index Fund Sub-account, The Dreyfus Socially Responsible Growth Fund, Inc. Sub-account, Core Bond Sub-account, Core Value Sub-account, Emerging Leaders Sub-account, Emerging Markets Sub-account, European Equity Sub-account, Founders Discovery Sub-account, Founders Growth Sub-account, Founders International Equity Sub-account, Founders Passport Sub-account, Japan Sub-account, MidCap Stock Sub-account, and Technology Growth Sub-account were not available as of December 31, 2000, therefore comparable information for the Service Class Shares is not available.

Financial Statements for the Variable Account and Transamerica

The financial statements and reports of independent auditors for the variable account and Transamerica are contained in the Statement of Additional Information.

                                   Appendix C

                                  DEFINITIONS

Account: The account established and maintained under the contract to which your net purchase payments are credited.

Account Value: The account value is equal to the sum of: a) the fixed accumulated value, plus b) the variable accumulated value.

Active Sub-Account: A sub-account of the variable account in which the contract has current value.

Annuitant: The person: (a) whose life is used to determine the amount of monthly annuity payments on the annuity date; and (b) who is the payee designated to receive monthly annuity payments, unless such payee is changed by the owner. The annuitant cannot be changed after the contract has been issued, except upon the annuitant's death before the annuity date if a contingent annuitant has previously been named. In the case of a qualified contract used to fund an IRA, Roth IRA, or a 403(b) annuity, the owner must be the annuitant.

Annuitant's Beneficiary: The person or persons named by owner who may receive the death benefit under the contract , if: (a) the annuitant is not the owner, there is no named contingent annuitant and the annuitant dies before the annuity date and before the death of the owner or owners; or (b) the annuitant dies after the annuity date under an annuity form containing a period certain option.

Annuity Date: The date on which the annuity purchase amount will be applied to provide an annuity under the annuity form and payment option selected by the owner. Monthly annuity payments will start the first day of the month immediately following the annuity date. Unless the annuity date is changed as allowed by the contract, the annuity date will be as shown in the contract.

Annuity Payment: An amount paid by Transamerica at regular intervals to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuity Purchase Amount: The amount applied as a single purchase payment to provide an annuity under the annuity form and payment options available under the contract. The annuity purchase amount is equal to the account value, less any interest adjustment, less any applicable contingent deferred sales load, less any rider fees, and less any applicable premium taxes. In determining the annuity purchase amount, Transamerica will waive the contingent deferred sales load if the annuity form involves life contingencies and the annuity date occurs on or after the third contract anniversary.

Annuity Year: A one-year period starting on the annuity date and, after that, each succeeding one-year period.

Cash Surrender Value: The amount payable to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to the account value, less any interest adjustment, less the account fee, less any applicable contingent deferred sales load, less any rider fees, and less applicable premium taxes.

Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

Contingent Annuitant: The person who: (a) becomes the annuitant if the annuitant dies before the annuity date; or (b) may receive benefits under the contract if the annuitant dies after the annuity date under an annuity form containing a contingent annuity option. A contingent annuitant may be designated only if the owner is not also the annuitant. The contingent annuitant may be changed at any time by the owner while the annuitant is living and before the annuity date.

Contingent Deferred Sales Load or Surrender Charge: A charge equal to a percentage of premiums withdrawn from the certificate that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge for the specific percentages.

Contract Anniversary: The same month and day as the contract date in each calendar year after the calendar year in which the contract date occurs.

Contract Date: The effective date of the contract as shown on the contract.

Contract Year: The 12-month period from the contract date and ending with the day before the first contract anniversary and each twelve-month period thereafter. The first contract year for any particular net purchase payment is the contract year in which the purchase payment is received by the service center.

Expiration Date: The last day of a guarantee period.

Fixed Account: The fixed account contains one or more guarantee periods to which all or portions of net purchase payments and transfers may be allocated. The fixed account assets are general assets of the company and are distinguishable from those allocated to a separate account of the company.

Fixed Accumulated Value: The total dollar amount of all guarantee amounts held under the fixed account for the contract before the annuity date. The fixed accumulated value is determined without regard to any interest adjustment.

Fixed Annuity: An annuity with predetermined payment amounts.

Free Look Period: The period of time, beginning on the date the owner receives the contract, during which the owner has the right to cancel the contract. The length of this period depends upon the state of issuance.

Funds: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Transamerica Variable Insurance Fund, Inc., in which the variable account currently invests.

Guarantee Amount: An amount equal to: a) the amount of the net purchase payment or transfer allocated to a particular guarantee period with a particular expiration date; less b) any withdrawals or transfers made from that guarantee period; less c) any applicable transfer fee; less d) any reductions for the annual account fee and TRR Rider fee; and plus e) interest credited.

Guarantee Period: The period for which a guaranteed interest rate is credited which shall not be less than one year.

Inactive Sub-Account: A sub-account of the variable account in which the contract has a zero balance.

Net Investment Factor: An index that measures the investment performance of a sub-account from one valuation period to the next.

Net Purchase Payment: A purchase payment reduced by any applicable premium tax, including retaliatory premium taxes.

Non-Qualified Contract: A contract that does not receive special tax treatment under the Code.

Owner or Joint Owners: The person or persons who, while living, control all rights and benefits under the contract. Joint owners own the contract equally with the right of survivorship. The right of survivorship means that if a joint owner dies, his or her interest in the contract will pass to the surviving joint owner in accordance with the death benefit provision. Joint owners must be husband and wife as of the contract date (except in Pennsylvania). Qualified contracts may not have joint owners.

Owner's Beneficiary: If the owner is an individual, the owner's beneficiary is the person(s) who may receive the death benefit if the owner dies before the annuity date and before the death of the annuitant. If the contract has joint owners, the surviving joint owner will be the owner's beneficiary.

Payee: The person who receives the annuity payments after the annuity date. The payee will be the annuitant, unless otherwise changed by the owner.

Portfolio: Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., or any one of the series of Dreyfus Variable Investment Fund or any one of the portfolios of Dreyfus Investment Portfolios or the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., underlying a sub-account of the variable account.

Proof of Death: May be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to us.

Qualified Contract: A contract issued in connection with a retirement plan or program that qualified for special tax treatment under Section 401(a), 403(b), 408 or 408A of the Code.

Receipt: Receipt and acceptance by us at our service center.

Service Center: Transamerica's Annuity Service Center, at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 and at telephone (877) 717-8861.

Source Account: A sub-account of the variable account or the fixed account, as permitted, from which dollar cost averaging transfers are being made.

Sub-Account: A subdivision of the variable account investing solely in shares of one of the portfolios.

Valuation Day: Any day the New York Stock Exchange is open for trading.

Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-2L, a separate account established and maintained by Transamerica for the investment of a portion of its assets. The variable account contains several sub-accounts to which all or portions of net purchase payments and transfers may be allocated.

Variable Accumulated Value: The total dollar amount of all variable accumulation units under each sub-account of the variable account held for the contract before the annuity date. The variable accumulated value before the annuity date is equal to: (a) net purchase payments allocated to the sub-accounts; plus or minus (b) any increase or decrease in the value of assets of the sub-accounts due to investment results; less (c) the daily mortality and expense risk charge; less (d) the daily administrative expense charge; less (e) reductions for the annual account fee deducted on the last business day of each contract year; plus or minus (f) amounts transferred to or from the fixed account; less (g) any applicable transfer fees; less (h) any applicable rider fees; and less (i) withdrawals from the sub-accounts.

Variable Accumulation Unit: A unit of measure used to determine the account value before the annuity date. The value of a variable accumulation unit varies with each sub-account.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified sub-accounts of the variable account.

Variable Annuity Unit: A unit of measure used to determine the amount of the second and each subsequent payment under a variable annuity payment option. The value of a variable annuity unit varies with each sub-account.

Withdrawals: Refers to partial withdrawals, full surrenders, and systematic withdrawals that are paid in cash to the owner, or to any person or persons specified by the owner.

Written Notice or Written Request: A notice or request in writing by the owner to our service center. Such a request must contain original signatures; no carbons or photocopies will be accepted. We reserve the right to accept a facsimile copy.

      THE DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                   Issued by

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                       Supplement Dated May 1, 2001
                                    to the

                       Prospectus dated May 1, 2001

For New Jersey residents, the optional guaranteed minimum income benefit is as described in this supplement and not as described in the prospectus.

Guaranteed Minimum Income Benefit

The optional guaranteed minimum income benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing you a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option. Furthermore, if you elect the guaranteed minimum payment option, you will be guaranteed a minimum level of payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are 81 years old or older.

You can annuitize under the GMIB (subject to the conditions described below) at the greater of the account value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If you add the GMIB in the first contract year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the contract) is the total purchase payments paid less any prior withdrawals. If you add the GMIB after the first contract year, the minimum annuitization value on the rider date is the account value.

After the rider date, the minimum annuitization value is equal to the greater of:

 . the greater of the minimum annuitization value on the Rider Date or the largest account value on any rider anniversary, prior to the earlier of any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as described below and any premium taxes); or

 . the minimum annuitization value on the rider date, plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as described below) and premium taxes, plus interest thereon, equal to the annual effective interest rate specified on page one of the rider, up to:

  a) the rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday; or

  b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments, (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

Please note that if you annuitize using the GMIB on any date other than the 30-day period following a rider anniversary, there may be a downward adjustment to your minimum annuitization value. However, if you annuitize within the 30-day period following any rider anniversary, no adjustment will be made. (See "Minimum Annuitization Value Adjustment" below.)

Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. (See the SAI for more information.)

              This Prospectus Supplement must be accompanied
                             by the Prospectus for

  The Dreyfus/Transamerica Triple Advantage(R) Variable Annuity dated May 1,
                                  2001.

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the other annuity payment options listed in the prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:

 .  You chose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the GMIB before the 7th rider anniversary, the first payment will be calculated with an annuity factor age adjustment. (See "Annuity Factor Age Adjustment" below.)

Minimum Annuitization Value Adjustment. If you annuitize under the GMIB on any date after a 30-day period following a rider anniversary, the minimum annuitization value will be adjusted downward if your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is less than the account value on the last rider anniversary or Rider Date (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary or Rider Date).

The adjusted minimum annuitization value will equal:

 .  the account value on the date you annuitize; plus

 . the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus

 . the account value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

 .  you annuitize within 30 days following a rider anniversary; or

 . your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is more than the account value on last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 7th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. (See the SAI for information concerning the calculation of the initial payment.) The age adjustment shown in the table below should be subtracted from your current age. The age adjustment is as follows:

   Number of Years
      Since the
     Rider Date                                                 Age Adjustment
------------------------------------------------------------------------------
         0-1                                                           7
------------------------------------------------------------------------------
         1-2                                                           6
------------------------------------------------------------------------------
         2-3                                                           5
------------------------------------------------------------------------------
         3-4                                                           4
------------------------------------------------------------------------------
         4-5                                                           3
------------------------------------------------------------------------------
         5-6                                                           2
------------------------------------------------------------------------------
         6-7                                                           1
------------------------------------------------------------------------------
          7                                                            0

Please note that the minimum annuitization value is used solely to calculate the GMIB annuity payments. The GMIB does not establish or guarantee account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the account value at otherwise applicable adjusted annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed minimum payment fee (if the guaranteed minimum payment option is elected), and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Benefits and fees under the GMIB rider (the rider fee and the guaranteed minimum payment fee) are guaranteed not to change after the rider is added. However, all of these benefits and fees may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value at any time before your 88th birthday. For your convenience, we will put the last date to upgrade on page one of the rider. If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and

 . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your account value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can annuitize using the GMIB at any time. You cannot, however, annuitize using the GMIB after your 95th birthday. For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

Note Carefully:

 . If you annuitize at any time other than within a 30-day period following a rider anniversary, there may be a negative adjustment to your minimum annuitization value. (See "Minimum Annuitization Value Adjustment.")

 . If you annuitize before the 7th rider anniversary there will be an annuity factor age adjustment. (See "Annuity Factor Age Adjustment.")

Guaranteed Minimum Payment Option. If you choose the guaranteed minimum payment option on the election date, annuity payments are guaranteed to never be less than the initial payment. (See the SAI for information concerning the calculation of the initial payment.) The payments will also be "stabilized" or held constant during each year.

During the first year after annuitizing using the guaranteed minimum payment option, each stabilized payment will equal the initial payment. On each anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. (See the SAI for additional information concerning stabilized payments.)

Guaranteed Minimum Income Benefit Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the contract anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of account value in each subaccount.

Guaranteed Minimum Payment Option Fee. A guaranteed minimum payment option fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider and choose the guaranteed minimum payment option. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:

 . the date we receive written notice from you requesting termination of the GMIB;

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB and you select the guaranteed minimum payment option);

 . upgrade of the minimum annuitization value (although we will issue a new rider to you);

 .  termination of your contract; or

 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                    DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                                VARIABLE ANNUITY

                             SEPARATE ACCOUNT VA-2L

                                    Issued By
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


The Statement of Additional Information expands upon subjects discussed in the May 1, 2001 prospectus for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity ("contract") issued by Transamerica Occidental Life Insurance Company. The owner may obtain a copy of the prospectus by writing to: Transamerica Occidental Life Insurance Company, Annuity Service Center, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or calling 877-717-8861. Terms used in the current prospectus for the contract are incorporated in this statement.

The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract.

                                Dated May 1, 2001

                                TABLE OF CONTENTS

                                                                                              Page
                                                                                              ----
THE CONTRACT..................................................................................  3
DOLLAR COST AVERAGING.........................................................................  3
SPECIAL DOLLAR COST AVERAGING OPTION..........................................................  3
NET INVESTMENT FACTOR.........................................................................  3
ANNUITY PERIOD................................................................................  4
     Variable Annuity Units and Payments......................................................  4
     Variable Annuity Unit Value..............................................................  4
     Transfers After the Annuity Date.........................................................  4
GENERAL PROVISIONS............................................................................  4
     Adjusted Partial Withdrawals.............................................................  4
     IRS Required Distributions...............................................................  6
     Non-Participating........................................................................  6
     Misstatement of Age or Sex...............................................................  6
     Proof of Existence and Age...............................................................  6
     Assignment...............................................................................  6
     Annuity Data.............................................................................  6
     Annual Report............................................................................  6
     Incontestability.........................................................................  6
     Ownership................................................................................  7
     Entire Contract..........................................................................  7
     Changes in the Contract..................................................................  7
     Protection of Benefits...................................................................  7
     Delay of Payments and Transfers..........................................................  7
     Notices and Directions...................................................................  8
      Sales in Special Situations.............................................................  8
     Guaranteed Minimum Income Benefit (GMIB)--Hypothetical Illustration......................  8
     Tax Relief Rider (TRR) - Example.........................................................  9
CALCULATION OF YIELDS AND TOTAL RETURNS....................................................... 10
     Money Market Sub-Account Yield Calculation............................................... 10
     Other Sub-Account Yield Calculations..................................................... 11
     Average Total Return Calculations........................................................ 11
     Hypothetical (Adjusted Historical) Performance Data...................................... 11
     Other Performance Data................................................................... 12
HISTORICAL PERFORMANCE DATA................................................................... 12
     General Limitations...................................................................... 12
     Money Market Sub-Account Yields.......................................................... 12
     Sub-Account Performance Figures Including Adjusted Historical Performance................ 12
     Since Commencement of the Sub-Accounts................................................... 12
     Since Commencement of the Portfolios..................................................... 16
FEDERAL TAX MATTERS........................................................................... 19
     Taxation of Transamerica................................................................. 19
     Tax Status of the Contract............................................................... 19
DISTRIBUTION OF THE CONTRACT.................................................................. 20
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS........................................................ 20
TRANSAMERICA.................................................................................. 21
     General Information and History.......................................................... 21
STATE REGULATION.............................................................................. 21
RECORDS AND REPORTS........................................................................... 21
FINANCIAL STATEMENTS.......................................................................... 21
APPENDIX...................................................................................... 22
     Annuity Transfer Formula................................................................. 22

THE CONTRACT

As a supplement to the description in prospectus, the following provides additional information about the contract which may be of interest to some owners.


DOLLAR COST AVERAGING

We reserve the right to send written notification to you, as the owner, as to the options available if termination of dollar cost averaging, either by you or by us, results in the value of the receiving sub-account(s) to which monthly transfers were made to be less than $500. You will have 10 days from the date our notice is mailed to:

     (a) transfer the value of the sub-account(s) to another sub-account with a value equal to or greater than $500; or

     (b) transfer funds from another sub-account into the receiving sub-account(s) to bring the value of that sub-account to at least $500; or

     (c) submit an additional purchase payment to make the value of the sub-account equal to or greater than $500; or

     (d) transfer the entire value of the receiving sub-account(s) back into the source account from which the automatic transfers were made.

If no election, in a form and manner acceptable to us, is made by you before the end of the 10 day period, we reserve the right to transfer the value of the receiving sub-account(s) back into the source account from which the automatic transfers were made. Transfers made as a result of (a), (b), or (d) above will not be counted for purposes of the eighteen free transfers per contract year limitation.


SPECIAL DOLLAR COST AVERAGING OPTION
(May not be available in all states. See contract for availability of the fixed account options.)

When you apply for the contract, you may elect to allocate the entire initial purchase payment to either the six or twelve month special Dollar Cost Averaging account of the Fixed Account. The initial purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the sub-accounts and/or general account options pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the sub-account and/or general account option according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.


NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d).

Where (a) is

     The net asset value per share held in the sub-account, as of the end of the valuation period, plus or minus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period, plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

Where (b) is

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

Where (c) is

     The daily charge of 0.003403% (1.25% annually) for the mortality and expense risk charge under the contract times the number of calendar days in the current valuation period.

Where (d) is

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.000684% (0.25% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.


ANNUITY PERIOD

The variable annuity options provide for payments that fluctuate or vary in dollar amount, based on the investment performance of the elected variable account sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment, the number of variable annuity units credited in each sub-account will be determined by dividing: (a) the portion of the value to be applied to the sub-account multiplied by the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable annuity payment equals the product of the number of variable annuity units in each sub-account and the sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary as may the date of determination.

Variable Annuity Unit Value

The value of a variable annuity unit in a sub-account on any valuation day is determined as described below.

The net investment factor for the valuation period (for the appropriate annuity payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. For regular annuity payments, the interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. For annuity payments under the GMIB, the rate is 5%; see the discussion below.

Transfers After the Annuity Date

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations. (See "Transfers" in the prospectus.) The dollar amount of each subsequent monthly variable annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the sub-account's variable annuity unit value.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.


GENERAL PROVISIONS

Adjusted Partial Withdrawals

The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal by an amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by
(2), where

     (1) is the Gross Partial Withdrawals, where gross partial withdrawal = requested withdrawal plus interest plus any premium taxes plus contingent deferred sales loads on (excess partial withdrawal plus interest adjustment plus any premium taxes); and

     (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current account value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and account value.

----------------------------------------------------------------------------------------------------------------------------------
                                                            Example 1
                                                   (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------------------
      $75,000     Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
----------------------------------------------------------------------------------------------------------------------------------
      $50,000     Current account value before withdrawal
----------------------------------------------------------------------------------------------------------------------------------
      $75,000     Current death benefit (larger of policy value and GMDB)
----------------------------------------------------------------------------------------------------------------------------------
            6%    Current contingent deferred sales load percentage
----------------------------------------------------------------------------------------------------------------------------------
      $15,000     Requested withdrawal
----------------------------------------------------------------------------------------------------------------------------------
      $11,250     Assumed withdrawal amount free of contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------------------
      $ 3,750     Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------------------
      $   100     Interest adjustment
----------------------------------------------------------------------------------------------------------------------------------
      $     0     Premium taxes
----------------------------------------------------------------------------------------------------------------------------------
      $   231     Contingent deferred sales load on (EPW plus EIA plus premium taxes) = 0.06*(3,750 + 100 + 0)
----------------------------------------------------------------------------------------------------------------------------------
      $ 4,081     Reduction in account value due to excess partial withdrawal = 3,750 + 100 + 0 + 231
----------------------------------------------------------------------------------------------------------------------------------
   $22,996.50     Adjusted partial withdrawal = (11,250 + 4,081)*75,000/50,000
----------------------------------------------------------------------------------------------------------------------------------
   $52,003.50     New GMDB (after withdrawal) = 75,000 - 22,996.50
----------------------------------------------------------------------------------------------------------------------------------
      $34,669     New account value (after withdrawal) = 50,000 - 11,250-4,081
----------------------------------------------------------------------------------------------------------------------------------

Summary:

Reduction in guaranteed minimum death benefit          = $22,996.50
Reduction in account value                             = $15,331

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to withdrawal.

-------------------------------------------------------------------------------------------------------------------------------
                                                          Example 2
                                                 (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------------
    $50,000      Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------------------------------------------
    $75,000      Current account value before withdrawal
-------------------------------------------------------------------------------------------------------------------------------
    $75,000      Current death benefit (larger of policy value and GMDB)
-------------------------------------------------------------------------------------------------------------------------------
          6%     Current contingent deferred sales load percentage
-------------------------------------------------------------------------------------------------------------------------------
    $15,000      Requested withdrawal
-------------------------------------------------------------------------------------------------------------------------------
    $ 7,500      Assumed withdrawal amount free of contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------------
    $ 7,500      Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------------
    $   100      Interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
    $     0      Premium taxes
-------------------------------------------------------------------------------------------------------------------------------
    $   456      Contingent deferred sales load on (EPW plus EIA plus premium taxes) = 0.06*(7,500 + 100 + 0)
-------------------------------------------------------------------------------------------------------------------------------
    $ 8,056      Reduction in account value due to excess partial withdrawal = 7,500 + 100 + 0 + 456
-------------------------------------------------------------------------------------------------------------------------------
    $15,556      Adjusted partial withdrawal = (7,500 + 8,056)*75,000/75,000
-------------------------------------------------------------------------------------------------------------------------------
    $34,444      New GMDB (after withdrawal) = 50,000 - 15,556
-------------------------------------------------------------------------------------------------------------------------------
    $59,444      New account value (after withdrawal) = 75,000 - 7,500 - 8,056
-------------------------------------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in guaranteed minimum death benefit              = $15,556
Reduction in account value                                 = $15,556

Note, guaranteed minimum death benefit and account value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to withdrawal.

IRS Required Distributions

The contract is intended to qualify as an annuity contract for federal income tax purposes. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract. If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" in the prospectus.)

Non-Participating

The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other measuring life has been misstated in the application, or other form relied upon to determine annuity payment, the annuity payments under the contract will be whatever the annuity purchase amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the annuity payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Assignment

No assignment of a contract will be binding on us unless made in writing and given to us at our service center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Annual Report

At least once each contract year prior to the annuity date, you will be given a report of the current account value. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

Each contract is incontestable from the contract date.

Ownership

Only you, as the owner(s) will be entitled to the rights granted by the contract, or allowed by us under the contract. If an owner dies, the rights of the owner belong to the estate of the owner unless the owner has previously named an owner's beneficiary. A surviving joint owner automatically becomes the owner's beneficiary.

Entire Contract

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and, along with the contract and any riders, constitutes the entire contract. All statements made by you are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the contract when issued.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

Only two of our authorized officers, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may not change or amend the individual contract or the group contract or individual certificates thereunder, except as expressly provided therein, without your consent. However, we may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments and Transfers

Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date the election becomes effective, except that we may postpone such payment or transfers if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, the contract gives us the right to delay effecting a transfer from a sub-account for up to seven days, but only in certain limited circumstances. However, the staff of the Commission currently interprets the Investment Company Act of 1940 to require the immediate processing of all transfers, and in compliance with that interpretation we will process all transfers immediately unless and until the Commission or its staff changes its interpretation or otherwise permits us to exercise this right. Subject to such approval, we may delay effecting such a transfer only if there is a delay of payment from an affected portfolio. If this happens, and if the prior approval of the Commission or its staff is obtained, then we will calculate the dollar value or number of units involved in the transfer from a sub-account on or as of the date we receive a written transfer request, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a sub-account.

We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" in the prospectus.)

Notices and Directions

We will not be bound by any authorization, direction, election or notice which is not in writing, in a form and manner acceptable to us, and received at our service center.

Any written notice we are required to send to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

Sales in Special Situations

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include:

1.   sales in certain group arrangements, such as employee savings plans;

2. sales to current or former officers, directors, employees and their families, of Transamerica and its affiliates;

3. sales to officers, directors, employees and their families, of the portfolios' investment advisers and their affiliates; or

4. sales to officers, directors, employees and sales agents, including registered representatives and their families, or broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In such situations:

1.   the contingent deferred sales load may be reduced or waived;

2. the mortality and expense risk charge or administration charges may be reduced or waived; or

3. certain amounts may be credited to the contract account value, for example, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.

These reductions in fees or charges or credits to the account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to the account value are generally taxable and treated as purchase payments for purposes of income tax and any possible premium tax.

Guaranteed Minimum Income Benefit (GMIB)--Hypothetical Illustration

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit rider for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .    there were no subsequent purchase payments or withdrawals;

 .    there were no premium taxes;

 .    the $100,000 purchase payment is subject to the GMIB;

 .    the annuitant is (or both annuitants are) 60 years old when the rider is issued;

 .    the annual growth rate is 5.0% (once established, an annual growth rate will not change during the life of the GMIB rider); and

 .    there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated; a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the guaranteed fixed monthly payment, are based on an assumed investment return of 3%. Subsequent payments are calculated using a 5% assumed investment return. If you choose the guaranteed minimum payment option, subsequent payments will never be less than the amount of the first payment. If you do not choose the guaranteed minimum payment option, subsequent payments may be less than the amount of the first payment.

Life Only = Life Annuity with No Period Certain Life 10 = Life Annuity with 10 Years Certain


--------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at Exercise Date                       Male                      Female               Joint & Survivor
--------------------------------------------------------------------------------------------------------------------------------
                                                  Life Only     Life 10      Life Only     Life 10     Life Only     Life 10
--------------------------------------------------------------------------------------------------------------------------------
  7 (age 67)                                        $  808        $  774       $  702       $  688       $  622       $  621
--------------------------------------------------------------------------------------------------------------------------------
  15                                                $1,530        $1,364       $1,304       $1,226       $1,112       $1,100
--------------------------------------------------------------------------------------------------------------------------------
  20 (age 80)                                       $1,902        $1,546       $1,620       $1,426       $1,338       $1,296
--------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Withdrawals will reduce the minimum annuitization value on a pro-rata basis by an amount equal to the minimum annuitization value multiplied by the percentage reduction in the account value resulting from the withdrawal.

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value (or account value if greater) by the applicable annuity factor shown in Schedule I of the GMIB rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's if any) sex (or without regard to gender if required by law), age, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity sub-accounts. However, if you choose the guaranteed minimum payment option detailed in the GMIB rider, subsequent payments are guaranteed to never be less than the initial payment. If you do not choose the guaranteed minimum payment option, subsequent payments may be less than the initial payment.

Furthermore, if you elect the guaranteed minimum payment option, payments throughout each policy year will be stabilized to remain level. The stabilized payment on each subsequent contract anniversary after annuitization using the GMIB will equal the greater of the initial payment or the payment supportable by the annuity units in the selected sub-accounts. If you do not elect the guaranteed minimum payment option, subsequent payments will be equal to the supportable payment and could fluctuate throughout each policy year. The supportable payment is equal to the number of variable annuity units in the selected sub-accounts multiplied by the variable annuity unit values in those sub-accounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. Under the guaranteed minimum payment option, if the supportable payment at any payment date during a contract year is greater than the stabilized payment for that contract year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a contract year is less than the stabilized payment for the contract year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the sub-accounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each sub-account on a proportionate basis. If you do not elect the guaranteed minimum payment option, no annuity units will be purchased or redeemed.

Under the guaranteed minimum payment option, we bear the risk that we will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such event, we will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any sub-accounts. To compensate us for this risk, a guaranteed minimum payment fee will be deducted.

Tax Relief Rider - Example

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a withdrawal on the additional death benefit amount.


                                    Example 1
                                    ---------
--------------------------------------------------------------------------------------------------- ------------------
policy value on the rider date:                                                                     $100,000
--------------------------------------------------------------------------------------------------- ------------------
premiums paid after the rider date before surrender:                                                 $25,000
--------------------------------------------------------------------------------------------------- ------------------
gross partial surrenders after the rider date:                                                      $30,000
--------------------------------------------------------------------------------------------------- ------------------
death benefit on date of surrender                                                                  $150,000
--------------------------------------------------------------------------------------------------- ------------------
rider earnings on date of surrender (death benefit - policy value on rider date                     $25,000
- premiums paid after rider date = $150,000 - $100,000 - $25,000):
--------------------------------------------------------------------------------------------------- ------------------
amount of surrender that exceeds rider earnings ($30,000 - $25,000):                                $5,000
--------------------------------------------------------------------------------------------------- ------------------
base policy death benefit on the date of death benefit calculation:                                 $200,000
--------------------------------------------------------------------------------------------------- ------------------
rider earnings (= death benefit - policy value on rider date - premiums since rider date +          $80,000
surrenders since rider date that exceeded rider earnings at time of surrender =
$200,000 - $100,000 - $25,000 + $5,000):
--------------------------------------------------------------------------------------------------- ------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*          $32,000
$80,000):
--------------------------------------------------------------------------------------------------- ------------------
total death benefit paid (= base policy death benefit plus additional death benefit amount:         $232,000
--------------------------------------------------------------------------------------------------- ------------------
                                    Example 2
                                    ---------
--------------------------------------------------------------------------------------------------- ------------------
policy value on the rider date:                                                                     $100,000
--------------------------------------------------------------------------------------------------- ------------------
premiums paid after the rider date before surrender:                                                $0
--------------------------------------------------------------------------------------------------- ------------------
gross partial surrenders after the rider date:                                                      $0
--------------------------------------------------------------------------------------------------- ------------------
base policy death benefit on the date of death benefit calculation:                                 $75,000
--------------------------------------------------------------------------------------------------- ------------------
rider earnings (= death benefit - policy value on rider date - premiums since rider date +          $0
surrenders since rider date that exceeded rider earnings at time of surrender =
$75,000 - $100,000 - $0 + $0):
--------------------------------------------------------------------------------------------------- ------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):     $0
--------------------------------------------------------------------------------------------------- ------------------
total death benefit paid (= base policy death benefit plus additional death benefit amount:         $75,000
--------------------------------------------------------------------------------------------------- ------------------

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with regulations adopted by the Commission, we are required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account and income other than investment income at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the variable account will be lower than the yield for the Money Market Portfolio.

The Commission also permits us to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the sub-accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD = 2[[a-b + 1]/6/ - 1]
                                         ---
                                         cd

Where:

a    = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
b    = expenses for the sub-account accrued for the period (net of reimbursements).
c    = the average daily number of variable accumulation units outstanding during the period.
d    = the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. The contingent deferred sales load ranges from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment attributable to the portion of the account value withdrawn.

Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Average Total Return Calculations

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P[1 + T/n/]= ERV

Where:

P        =    a hypothetical initial payment of $1,000
T        =    average annual total return
n        =    number of years
ERV      =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Hypothetical (Adjusted Historical) Performance Data

We may also disclose adjusted historical performance data for a sub-account, for periods before the sub-account commenced operations. Such performance information for the sub-account will be calculated based on the performance of the corresponding portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect. The portfolio used for these calculations will be the actual portfolio that the sub-account will invest in.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load). It might assume that no riders are elected and therefore not reflect any rider fees.


Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

                               CTR = [ERV/P] - 1

Where:

CTR = the cumulative total return net of sub-account recurring charges for the period.

ERV  = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
P    = a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.


HISTORICAL PERFORMANCE DATA

General Limitations

The figures below represent the past performance of the sub-accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

Except for Transamerica Growth, the funds have provided the performance data for the sub-accounts. Except for Transamerica Growth, none of the funds or their investment advisers are affiliated with Transamerica. In preparing the tables below, we have relied on the data provided by the funds. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

Money Market Sub-Account Yields


The annualized yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was 4.75%, the effective yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was 4.86%, assuming no riders were in effect. If both the GMIB and TRR riders were in effective, the yield and effective yield would have been lower.


Sub-Account Performance Figures Including Adjusted Historical Performance

The charts below show historical performance data for the sub-accounts. Charts 1 through 3 show performance since the commencement of the sub-accounts. Charts 4 through 6 include, for certain sub-accounts, adjusted historical performance for the periods prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. These figures are not an indication of the future performance of the sub-accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

Since Commencement of the Sub-Accounts

The dates to the right of the sub-account names indicate the date of commencement of operation of the sub-accounts.

1. Average annual total returns for periods since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6% but do not reflect premium taxes or the optional GMIB rider or TRR, which if reflected would reduce the figures.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Inception
                                                                                                                  of the
  SUB-ACCOUNT                                          1 Year Ended       3 Year Ended       5 Year Ended       Sub-account
  (Sub-account Inception Date)                           12/31/00           12/31/00           12/31/00         to 12/31/00
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/                            (8.92%)             9.44%             15.65%            15.24%
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                               (11.53%)            4.97%              N/A                8.86%
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96)/(1)/                      (18.70%)             6.70%             N/A               14.61%
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (12/15/94)/(1)/                    (12.58%)             4.11%             9.33%             16.76%
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (12/15/94)/(1)/                 (24.12%)             8.25%             8.80%              8.67%
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                    (10.16%)             7.32%             N/A                6.99%
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/              (14.91%)           (6.30%)             N/A               (2.94%)
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (1/4/93)                                 (0.88%)             2.22%             3.01%              3.43%
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (1/4/93)/(1)/                             4.54%              2.74%             3.77%              5.87%
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (1/4/93)/(1)/                                1.85%              5.93%             9.86%             17.71%
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                     (3.38%)            (0.49%)            N/A                5.64%
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (1/4/93)/(1)/                           (2.68%)             5.93%             6.62%              7.08%
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (1/4/93)/(1)/                            (18.55%)             7.87%             14.99%            14.66%
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93)/(1)/           (21.11%)             9.94%             15.31%            16.18%
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/2000)/(1)/                             N/A                 N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                               2.98%              N/A               N/A                4.93%
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000)/(1)/                       N/A                N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000)/(1)/                       N/A                N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (10/1/99)/(1)/                       (8.52%)              N/A               N/A              14.30%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000)/(1)/                     N/A                N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (5/3/99)/(1)/                       (35.62%)              N/A               N/A             (10.74%)
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (10/1/99)/(1)/        (25.09%)              N/A               N/A               4.42%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (5/3/99)/(1)/                     (32.18%)              N/A               N/A               7.13%
--------------------------------------------------------------------------------------------------------------------------------
  Japan (5/1/2000)/(1)/                                  N/A                N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                            (3.71%)             N/A               N/A                0.90%
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (10/1/99)/(1)/                    (39.41%)              N/A               N/A              (3.13%)
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98)/(2)/                (16.41%)             N/A               N/A                8.69%
--------------------------------------------------------------------------------------------------------------------------------

2. Average annual total returns for period since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6% or the optional GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with the contingent deferred sales load deduction is also disclosed.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Inception of
                                                                                                                      the
  SUB-ACCOUNT                                           1 Year Ended       3 Year Ended       5 Year Ended      Sub-account to
  (Sub-Account Inception Date)                            12/31/00           12/31/00           12/31/00           12/31/00
----------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/                             (3.52%)            10.81%             16.09%             15.24%
----------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                                 (6.13%)            6.46%               N/A                9.95%
----------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96)/(1)/                       (13.30%)             8.14%              N/A               15.14%
----------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (12/15/94)/(1)/                      (7.18%)             5.63%              9.89%             16.91%
----------------------------------------------------------------------------------------------------------------------------------
  International Equity (12/15/94)/(1)/                  (18.72%)             9.66%              9.37%              8.89%
----------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                      (4.76%)             8.75%              N/A                7.66%
----------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/                (9.51%)           (4.62%)              N/A               (1.62%)
----------------------------------------------------------------------------------------------------------------------------------
  Money Market (1/4/93)                                   4.52%              3.79%              3.72%              3.43%
----------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (1/4/93)/(1)/                             10.54%              4.29%              4.45%              5.87%
----------------------------------------------------------------------------------------------------------------------------------
  Small Cap (1/4/93)/(1)/                                 7.25%              7.39%             10.41%             17.71%
----------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                       2.03%              1.00%              N/A                6.34%
----------------------------------------------------------------------------------------------------------------------------------
  Special Value (1/4/93)/(1)/                             2.72%              7.39%              7.24%              7.08%
----------------------------------------------------------------------------------------------------------------------------------
  Stock Index (1/4/93)/(1)/                             (13.15%)             9.28%             15.44%             14.66%
----------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93)/(1)/            (15.71%)            11.30%             15.76%             16.19%
----------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/2000)/(1)/                               N/A                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                                8.38%              N/A                N/A                6.65%
----------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000)/(1)/                        N/A                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000)/(1)/                        N/A                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
  European Equity (10/1/99)/(1)/                        (3.12%)              N/A                N/A              18.99%
----------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000)/(1)/                      N/A                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (5/3/99)/(1)/                        (30.22%)              N/A                N/A              (7.26%)
----------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (10/1/99)/(1)/         (19.69%)              N/A                N/A               9.19%
----------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (5/3/99)/(1)/                      (26.78%)              N/A                N/A              10.57%
----------------------------------------------------------------------------------------------------------------------------------
  Japan (5/1/2000)/(1)/                                   N/A                N/A                N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                              1.69%              N/A                N/A                2.56%
----------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (10/1/99)/(1)/                     (34.01%)              N/A                N/A               1.26%
----------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98)/(2)/                 (11.01%)             N/A                N/A               13.19%
----------------------------------------------------------------------------------------------------------------------------------

3. Cumulative total returns for periods since inception of the sub-accounts are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, or the optional GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with the contingent deferred sales load deduction is also disclosed.


---------------------------------------------------------------------------------------------------------------
                                                                                               Inception of
  SUB-ACCOUNT                                                                                   Sub-account
  (Sub-Account Inception Date)                                                                  to 12/31/00
---------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/                                                                    200.29%
---------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                                                                        41.65%
---------------------------------------------------------------------------------------------------------------
  Disciplined Stock (5/1/96)/(1)/                                                               93.13%
---------------------------------------------------------------------------------------------------------------
  Growth and Income (12/15/94)/(1)/                                                             157.35%
---------------------------------------------------------------------------------------------------------------
  International Equity (12/15/94)/(1)/                                                          67.41%
---------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                                                             41.16%
---------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/                                                       (5.82%)
---------------------------------------------------------------------------------------------------------------
  Money Market (1/4/93)                                                                         30.97%
---------------------------------------------------------------------------------------------------------------
  Quality Bond (1/4/93)/(1)/                                                                    57.82%
---------------------------------------------------------------------------------------------------------------
  Small Cap (1/4/93)/(1)/                                                                       268.51%
---------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                                                             33.26%
---------------------------------------------------------------------------------------------------------------
  Special Value (1/4/93)/(1)/                                                                   72.80%
---------------------------------------------------------------------------------------------------------------
  Stock Index (1/4/93)/(1)/                                                                     198.69%
---------------------------------------------------------------------------------------------------------------
  Socially Responsible Growth (10/7/93)/(1)/                                                    196.33%
---------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/2000)/(1)/                                                                     8.43%
---------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                                                                      18.77%
---------------------------------------------------------------------------------------------------------------
  Emerging Leaders (5/1/2000)/(1)/                                                             16.27%
---------------------------------------------------------------------------------------------------------------
  Emerging Markets (5/1/2000)/(1)/                                                            (29.53%)
---------------------------------------------------------------------------------------------------------------
  European Equity (10/1/99)/(1)/                                                                24.27%
---------------------------------------------------------------------------------------------------------------
  Founders Discovery (5/1/2000)/(1)/                                                          (30.92%)
---------------------------------------------------------------------------------------------------------------
  Founders Growth (5/3/99)/(1)/                                                                (11.82%)
---------------------------------------------------------------------------------------------------------------
  Founders International Equity (10/1/99)/(1)/                                                  11.62%
---------------------------------------------------------------------------------------------------------------
  Founders Passport (5/3/99)/(1)/                                                               18.27%
---------------------------------------------------------------------------------------------------------------
  Japan (5/1/2000)/(1)/                                                                       (23.09%)
---------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                                                                     6.99%
---------------------------------------------------------------------------------------------------------------
  Technology Growth (10/1/99)/(1)/                                                               1.58%
---------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (5/1/98)/(2)/                                                         39.33%
----------------------------------------------------------------------------------------------------------------

Since Commencement of the Portfolios


The dates to the right of the portfolio names indicate the date of commencement of operation of the Portfolios.


4. Average annual total returns for periods since inception of the portfolio, including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6% but do not reflect the optional GMIB rider or TRR, which if reflected would reduce the figures.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception of the
                                                                                                               Corresponding
  PORTFOLIO                                               1 Year Ended      3 Year Ended      5 Year Ended      Portfolio to
  (Corresponding Portfolio Inception Date)                  12/31/00          12/31/00          12/31/00          12/31/00
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/                              (8.92%)            9.44%             15.65%            15.24%
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                                  (11.53%)          4.97%              N/A               8.86%
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96)/(1)/                        (18.70%)           6.70%             N/A               14.61%
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (5/2/94)/(1)/                         (12.58%)           4.11%             9.33%             15.01%
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (5/2/94)/(1)/                      (24.12%)           8.25%             8.80%             7.66%
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                       (10.16%)           7.32%             N/A               6.99%
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/                 (14.91%)         (6.30%)             N/A              (2.94%)
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (8/31/90)                                  (0.88%)            2.22%             3.01%             3.53%
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (8/31/90)/(1)/                              4.54%             2.74%             3.77%             6.92%
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (8/31/90)/(1)/                                 1.85%             5.93%             9.86%             30.91%
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                       (3.38%)           (0.54%)            N/A               5.64%
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (8/31/90)/(1)/                            (2.68%)            5.93%             6.62%             6.41%
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (9/29/89)/(1)/                              (18.55%)           7.87%             14.99%            12.86%
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93)/(1)/                     (21.11%)           9.94%             15.31%            16.18%
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/00)/(1)/                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                                 2.98%             N/A               N/A               4.93%
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99)/(1)/                       28.43%              N/A               N/A             36.38%
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99)/(1)/                      (32.33%)             N/A               N/A            (24.71%)
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (4/30/99)/(1)/                         (8.52%)             N/A               N/A             10.33%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99)/(1)/                    (19.27%)             N/A               N/A             (9.29%)
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (9/30/98)/(1)/                          (35.62%)           N/A               N/A               6.85%
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98)/(1)/            (25.09%)           N/A               N/A               16.28%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (9/30/98)/(1)/                        (32.18%)           N/A               N/A               16.65%
--------------------------------------------------------------------------------------------------------------------------------
  Japan (12/15/99)/(1)/                                  (3.15%)             N/A               N/A             (0.41%)
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                              (3.71%)            N/A               N/A               0.90%
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (8/31/99)/(1)/                      (39.41%)             N/A               N/A             (2.40%)
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69)/(2)/                  (16.41%)           18.45%            25.13%            25.12%
--------------------------------------------------------------------------------------------------------------------------------

5. Average annual total returns for periods since inception of the portfolio including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, the GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with no contingent deferred sales load deduction is also disclosed.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception of the
                                                                                                               Corresponding
  PORTFOLIO                                               1 Year Ended      3 Year Ended      5 Year Ended      Portfolio to
  (Corresponding Portfolio Inception Date)                  12/31/00          12/31/00          12/31/00          12/31/00
--------------------------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93)/(1)/                              (3.52%)            10.81%            16.09%            15.24%
--------------------------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                                  (6.13%)           6.46%              N/A               9.95%
--------------------------------------------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96)/(1)/                        (13.30%)           8.14%             N/A               15.14%
--------------------------------------------------------------------------------------------------------------------------------
  Growth and Income (5/2/94)/(1)/                         (7.18%)            5.63%             9.89%             15.15%
--------------------------------------------------------------------------------------------------------------------------------
  International Equity (5/2/94)/(1)/                      (18.72%)           9.66%             9.37%             7.87%
--------------------------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                       (4.76%)            8.75%             N/A               7.66%
--------------------------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/                 (9.51%)          (4.62%)             N/A              (1.62%)
--------------------------------------------------------------------------------------------------------------------------------
  Money Market (8/31/90)                                   4.52%             3.79%             3.72%             3.54%
--------------------------------------------------------------------------------------------------------------------------------
  Quality Bond (8/31/90)/(1)/                              10.54%            4.29%             4.45%             6.93%
--------------------------------------------------------------------------------------------------------------------------------
  Small Cap (8/31/90)/(1)/                                 7.25%             7.39%             10.41%            30.91%
--------------------------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                        2.03%             1.00%             N/A               6.34%
--------------------------------------------------------------------------------------------------------------------------------
  Special Value (8/31/90)/(1)/                             2.72%             7.39%             7.24%             6.41%
--------------------------------------------------------------------------------------------------------------------------------
  Stock Index (9/29/89)/(1)/                              (13.15%)           9.28%             15.44%            12.86%
--------------------------------------------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93)/(1)/                     (15.71%)           11.30%            15.76%            16.19%
--------------------------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/00)/(1)/                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                                 8.38%             N/A               N/A               6.65%
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99)/(1)/                        34.43%             N/A               N/A              42.00%
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99)/(1)/                       (26.93%)            N/A               N/A             (19.50%)
--------------------------------------------------------------------------------------------------------------------------------
  European Equity (4/30/99)/(1)/                         (3.12%)             N/A               N/A              13.68%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99)/(1)/                     (13.87%)            N/A               N/A             (4.13%)
--------------------------------------------------------------------------------------------------------------------------------
  Founders Growth (9/30/98)/(1)/                          (30.22%)           N/A               N/A               8.89%
--------------------------------------------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98)/(1)/            (19.69%)           N/A               N/A               18.12%
--------------------------------------------------------------------------------------------------------------------------------
  Founders Passport (9/30/98)/(1)/                        (26.78%)           N/A               N/A               18.48%
--------------------------------------------------------------------------------------------------------------------------------
  Japan (12/15/99)/(1)/                                   2.25%              N/A               N/A              4.73%
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                               1.69%             N/A               N/A               2.56%
--------------------------------------------------------------------------------------------------------------------------------
  Technology Growth (8/31/99)/(1)/                       (34.01%)            N/A               N/A              1.70%
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69)/(2)/                  (11.01%)           19.51%            25.42%            25.12%
--------------------------------------------------------------------------------------------------------------------------------

6. Cumulative total returns for periods since inception of the portfolio, including hypothetical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, the GMIB rider or TRR, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with no contingent deferred sales load deduction is also disclosed.

---------------------------------------------------------------------------------------------------------------
                                                                                             Inception of the
                                                                                              Corresponding
  PORTFOLIO                                                                                    Portfolio to
  (Corresponding Portfolio Inception Date)                                                       12/31/00
---------------------------------------------------------------------------------------------------------------
  Appreciation (4/5/93/(1)/                                                                     200.29%
---------------------------------------------------------------------------------------------------------------
  Balanced (5/1/97)/(1)/                                                                        41.65%
---------------------------------------------------------------------------------------------------------------
  Disciplined Stock (4/30/96)/(1)/                                                              93.13%
---------------------------------------------------------------------------------------------------------------
  Growth and Income (5/2/94)/(1)/                                                               156.17%
---------------------------------------------------------------------------------------------------------------
  International Equity (5/2/94)/(1)/                                                            65.72%
---------------------------------------------------------------------------------------------------------------
  International Value (5/1/96)/(1)/                                                             41.16%
---------------------------------------------------------------------------------------------------------------
  Limited Term High Income (4/30/97)/(1)/                                                       (5.82%)
---------------------------------------------------------------------------------------------------------------
  Money Market (8/31/90)                                                                        43.28%
---------------------------------------------------------------------------------------------------------------
  Quality Bond (8/31/90)/(1)/                                                                   100.02%
---------------------------------------------------------------------------------------------------------------
  Small Cap (8/31/90)/(1)/                                                                     1,523.77%
---------------------------------------------------------------------------------------------------------------
  Small Company Stock (5/1/96)/(1)/                                                             33.26%
---------------------------------------------------------------------------------------------------------------
  Special Value (8/31/90)/(1)/                                                                  90.22%
---------------------------------------------------------------------------------------------------------------
  Stock Index (9/29/89)/(1)/                                                                    290.88%
---------------------------------------------------------------------------------------------------------------
  Socially Responsible (10/7/93)/(1)/                                                           196.33%
---------------------------------------------------------------------------------------------------------------
  Core Bond (5/1/00)/(1)/                                                                      8.43%
---------------------------------------------------------------------------------------------------------------
  Core Value (5/1/98)/(1)/                                                                      18.77%
---------------------------------------------------------------------------------------------------------------
  Emerging Leaders (12/15/99)/(1)/                                                              44.51%
---------------------------------------------------------------------------------------------------------------
  Emerging Markets (12/15/99)/(1)/                                                             (20.37%)
---------------------------------------------------------------------------------------------------------------
  European Equity (4/30/99)/(1)/                                                                24.03%
---------------------------------------------------------------------------------------------------------------
  Founders Discovery (12/15/99)/(1)/                                                            (4.33%)
---------------------------------------------------------------------------------------------------------------
  Founders Growth (9/30/98)/(1)/                                                                21.23%
---------------------------------------------------------------------------------------------------------------
  Founders International Equity (9/30/98)/(1)/                                                  45.71%
---------------------------------------------------------------------------------------------------------------
  Founders Passport (9/30/98)/(1)/                                                              46.71%
---------------------------------------------------------------------------------------------------------------
  Japan (12/15/99)/(1)/                                                                          4.97%
---------------------------------------------------------------------------------------------------------------
  MidCap Stock (5/1/98)/(1)/                                                                     6.99%
---------------------------------------------------------------------------------------------------------------
  Technology Growth (8/31/99)/(1)/                                                               2.28%
---------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth (2/26/69)/(2)/                                                        945.75%
---------------------------------------------------------------------------------------------------------------

/(1)/The Service Class Shares were not available until December 31, 2000, therefore, the figures shown reflect performance for the Initial Class Shares only. Performance for the Service Class Shares would be lower because they are subject to a 12b-1 Fee.
/(2)/The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor. The performance shown in the "since inception" box for the Transamerica Growth Sub-Account is 10-year performance, not performance since 1969.

FEDERAL TAX MATTERS

The Dreyfus/Transamerica Triple Advantage(R) Variable Annuity may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use by retirement plans qualified for special tax treatment under Sections 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the account value, on annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary may depend on the type of retirement plan for which the contract is purchased, on the tax and employment status of the individual concerned and on our tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Taxation of Transamerica

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that we will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

Code Section 817(h) requires that with respect to non-qualified contracts, the investments of the funds be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to qualified contracts.


DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any of its affiliates. TSSC is an indirect wholly owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Transamerica Financial Resources, Inc. ("TFR") is an underwriter and distributor of the contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the NASD as a broker/dealer.

Under the agreements, applications for the contracts will be sold by broker/dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and neither TSSC nor TFR anticipate discontinuing the offering of the contracts. However, TSSC and TFR reserve the right to discontinue the offering of the contracts.


During fiscal year 2000 and 1999, $40,610,303.06 and $17,147,205.77, respectively, in commissions was paid to TSSC and TFR as co-underwriters of the contracts; no amounts were retained by TSSC or TFR.



SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

TRANSAMERICA

General Information and History

Transamerica Occidental Life Insurance Company was formerly known as Occidental Life Insurance Company of California. The name change occurred September 1, 1981.

Transamerica is wholly-owned by Transamerica Insurance Corporation of California, which is in turn, wholly-owned by Transamerica Corporation. Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands. AEGON N.V., a holding company, conducts it business through subsidiary companies engaged primarily in the insurance business.

STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our service office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the subaccounts of the variable account as of December 31, 2000 and for each of the two years in the period then ended.

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999 and for each of the three years in the period then ended, included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contract. They should not be considered as bearing on the investment performance of the assets held in the variable account.

                                    APPENDIX

Annuity Transfer Formula

Transfers after the annuity date are implemented according to the following formulas:

(1) Determine the number of units to be transferred from the variable sub-account as follows:

     = AT/AUV1

(2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):

     = UNIT1 AT/AUV1

(3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):

     = UNIT2 + AT/AUV2

(4) Subsequent variable payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable payment's due date.

Where: (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

          (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

          (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

          (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

          (AT) is the dollar amount being transferred from the variable sub-account.

                             Financial Statements

                Transamerica Occidental Life Insurance Company

                 Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                 Transamerica Occidental Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998



                                    Contents

Report of Independent Auditors.....................................................................     1

Audited Financial Statements

Balance Sheets - Statutory Basis...................................................................     3
Statements of Operations - Statutory Basis.........................................................     5
Statements of Changes in Capital and Surplus - Statutory Basis.....................................     7
Statements of Cash Flow - Statutory Basis..........................................................     8
Notes to Financial Statements - Statutory Basis....................................................    10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties.................................................................................    37
Schedule III - Supplementary Insurance Information.................................................    38
Schedule IV - Reinsurance..........................................................................    40

                        Report of Independent Auditors

The Board of Directors

Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
April 13, 2001

                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                                  December 31
                                                                             2000              1999
                                                                          --------------------------------
Admitted assets
Cash and invested assets:
   Bonds                                                                    $14,404,438       $12,820,804
   Preferred stocks:
     Affiliated entities                                                          1,740            58,219
     Other                                                                       77,603            77,231
   Common stocks:
     Affiliated entities (cost: 2000 - $335,248;
       1999 - $444,459)                                                         849,503           984,400
     Other (cost: 2000 - $479,874; 1999 - $662,215)                             600,594         1,270,039
   Mortgage loans on real estate                                              1,140,481           385,590
   Real estate                                                                   96,219           101,195
   Policy loans                                                                 417,849           409,534
   Cash and short-term investments                                              100,681           132,454
   Receivables for securities                                                     4,454            50,510
   Net short-term notes receivable from affiliates                               23,702                 -
   Other investments                                                            278,629           168,487
                                                                          --------------------------------
Total cash and invested assets                                               17,995,893        16,458,463

Federal income tax recoverable                                                        -           160,075
Accrued investment income                                                       230,386           226,823
Premiums deferred and uncollected                                               215,315           227,722
Reinsurance receivable                                                          271,365           249,225
Accounts receivable                                                             159,949            15,487
General agents pension fund                                                     109,553            79,865
Funds withheld by affiliates                                                    262,448                 -
Transfers from separate accounts due or accrued                                  81,118            73,163
Other admitted assets                                                           166,998           150,344
Separate account assets                                                       4,191,889         4,229,395
                                                                          --------------------------------
Total admitted assets                                                       $23,684,914       $21,870,562
                                                                          ================================

                                                                                    December 31
                                                                               2000              1999
                                                                          -------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                 $  5,341,927      $  4,993,074
     Annuity                                                                 4,411,716         4,597,808
     Accident and health                                                       100,681           104,314
   Policy and contract claim reserves                                          419,172           296,789
   Supplementary contracts without life contingencies                          227,909           208,349
   Other policyholders' funds                                                   74,696            69,705
   Funding agreements and municipal reverse repurchase
     agreements                                                              3,915,394         2,228,261
   Remittances and items not allocated                                         124,862            48,424
   Asset valuation reserve                                                     331,625           578,958
   Interest maintenance reserve                                                 16,139            58,721
   Funds held under coinsurance and other reinsurance
     treaties                                                                2,520,027         2,274,229
   Commissions and expense allowances payable on reinsurance assumed            95,725            77,588
   Payable for securities                                                            -            36,997
   Federal income taxes payable                                                 22,694                 -
   Payable to affiliates                                                        26,084                 -
   Other liabilities                                                           465,198           265,295
   Separate account liabilities                                              4,046,600         4,068,126
                                                                          -------------------------------
Total liabilities                                                           22,140,449        19,906,638

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $12.50 par value, 4,000,000 shares authorized,
     2,206,933 issued and outstanding                                           27,587            27,587
   Paid-in surplus                                                             589,600           509,600
   Unassigned surplus                                                          927,278         1,426,737
                                                                          -------------------------------
Total capital and surplus                                                    1,544,465         1,963,924
                                                                          -------------------------------
Total liabilities and capital and surplus                                 $ 23,684,914      $ 21,870,562
                                                                          ===============================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                             Year ended December 31
                                                                         2000            1999            1998
                                                                     ------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:

     Life                                                            $1,270,078      $1,192,299      $1,208,356
     Annuity                                                          1,179,915         681,901         914,547
     Accident and health                                                118,827          57,531         109,138
   Net investment income                                              1,108,214       1,125,042       1,078,543
   Amortization of interest maintenance reserve                          (2,359)          4,739           5,052
   Commissions and expense allowances on reinsurance
     ceded                                                              415,788         469,910         471,943
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                            36,536          16,821           3,818
   Other income                                                         153,589         528,951         891,442
                                                                     ------------------------------------------
                                                                      4,280,588       4,077,195       4,682,841
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                       723,471         402,475         632,175
     Surrender benefits                                               1,136,953         694,766         616,224
     Other benefits                                                     924,707         935,940         908,946
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                             328,852         392,921         421,442
       Annuity                                                         (181,511)       (145,685)       (852,725)
       Accident and health                                               (3,632)         19,578         (16,136)
       Other                                                             10,792          (7,225)          9,458
                                                                     ------------------------------------------
                                                                      2,939,632       2,292,770       1,719,384
   Insurance expenses

     Commissions                                                        680,635         691,802         728,533
     General insurance expenses                                         331,316         272,168         222,471
     Taxes, licenses and fees                                            42,636          53,309          35,957
     Net transfer to separate accounts                                  175,350          50,572         200,243
     Reinsurance reserve adjustments                                     47,887         509,668       1,009,559
     Other                                                              138,410          22,767         704,485
                                                                     ------------------------------------------
                                                                      1,416,234       1,600,286       2,901,248
                                                                     ------------------------------------------
                                                                      4,355,866       3,893,056       4,620,632
                                                                     ------------------------------------------
Gain (loss) from operations before dividends to policyholders,
   federal income tax expense (benefit) and net realized capital gains  (75,278)        184,139          62,209

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)


                                                                               Year ended December 31
                                                                      2000            1999            1998
                                                                  ---------------------------------------------

Dividends to policyholders                                        $       9,377   $       9,294   $       8,206
                                                                  ---------------------------------------------
Gain (loss) from operations before federal income tax expense
   (benefit) and net realized capital gains                             (84,655)        174,845          54,003
Federal income tax expense (benefit)                                      6,152          30,330         (70,408)
                                                                  ---------------------------------------------
Gain (loss) from operations before net realized capital gains
   on investments                                                       (90,807)        144,515         124,411
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred from/to
   interest maintenance reserve)                                        292,197          17,515          76,071
                                                                  ---------------------------------------------
Net income                                                        $     201,390   $     162,030   $     200,482
                                                                  =============================================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)


                                                                                                       Total
                                                      Common         Paid-in        Unassigned     Capital and
                                                      Stock          Surplus         Surplus          Surplus
                                                      --------------------------------------------------------
Balance at January 1, 1998                            $27,587       $368,738       $1,159,903       $1,556,228
   Net income                                               -              -          200,482          200,482
   Change in non-admitted assets                            -              -          (45,392)         (45,392)
   Change in unrealized capital gains                       -              -          261,540          261,540
   Change in asset valuation reserve                        -              -          (39,153)         (39,153)
   Dividend to stockholder                                  -              -          (80,000)         (80,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (3,137)          (3,137)
   Change in surplus in separate accounts                   -              -           32,572           32,572
   Change in surplus due to reinsurance                     -              -          (21,502)         (21,502)
   Prior year adjustments                                   -              -          (21,276)         (21,276)
   Capital contribution                                     -          3,800                -            3,800
                                                       -------------------------------------------------------
Balance at December 31, 1998                           27,587        372,538        1,444,037        1,844,162
   Net income                                               -              -          162,030          162,030
   Change in non-admitted assets                            -              -           (2,824)          (2,824)
   Change in unrealized capital gains                       -              -          119,420          119,420
   Change in asset valuation reserve                        -              -         (178,342)        (178,342)
   Dividend to stockholder                                  -              -          (79,000)         (79,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (4,646)          (4,646)
   Change in surplus in separate accounts                   -              -           16,637           16,637
   Change in surplus due to reinsurance                     -              -          (35,865)         (35,865)
   Prior year adjustments                                   -              -          (14,710)         (14,710)
   Capital contribution                                     -        137,062                -          137,062
                                                       -------------------------------------------------------
Balance at December 31, 1999                           27,587        509,600        1,426,737        1,963,924
   Net income                                               -              -          201,390          201,390
   Change in non-admitted assets                            -              -           42,867           42,867
   Change in unrealized capital gains                       -              -         (528,752)        (528,752)
   Change in asset valuation reserve                        -              -          247,333          247,333
   Dividend to stockholder                                  -              -         (135,000)        (135,000)
   Dividend of subsidiary to stockholder                    -              -         (210,386)        (210,386)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -          (19,364)         (19,364)
   Change in surplus in separate accounts                   -              -          (16,755)         (16,755)
   Change in surplus due to reinsurance                     -              -            9,587            9,587
   Partnership termination                                  -              -          (46,671)         (46,671)
   Prior year adjustments                                   -              -          (43,708)         (43,708)
   Capital contribution                                     -         80,000                -           80,000
                                                      --------------------------------------------------------
Balance at December 31, 2000                          $27,587       $589,600       $  927,278       $1,544,465
                                                      ========================================================


See accompanying notes.

                Transamerica Occidental Life Insurance Company

                   Statements of Cash Flow - Statutory Basis
                            (Dollars in thousands)


                                                                             Year ended December 31
                                                                     2000             1999              1998
                                                              ------------------------------------------------------
  Operating activities
  Premiums and annuity considerations                               $1,676,491       $   319,552       $2,642,142
  Fund deposits                                                        627,634           351,170          363,889
  Other policy proceeds and considerations                             278,093           212,546          259,627
  Allowances and reserve adjustments received on
    reinsurance ceded                                                  443,651         1,861,584           93,368
  Investment income received                                         1,119,095         1,088,846        1,068,856
  Other income received                                              1,851,376           141,247          194,037
  Life and accident and health claims paid                            (665,369)         (266,727)        (661,006)
  Surrender benefits and other fund withdrawals paid                (1,137,020)         (695,777)        (618,854)
  Annuity and other benefits paid                                     (653,975)         (962,151)        (948,840)
  Commissions, other expenses and taxes paid                        (1,083,271)       (1,027,317)        (950,827)
  Dividends paid to policyholders                                       (9,820)           (9,136)          (8,102)
  Federal income taxes received (paid)                                 208,049          (146,945)          15,764
  Reinsurance reserve transfers and other                             (546,720)         (618,898)      (1,891,421)
                                                              ---------------------------------------------------
  Net cash provided by (used in) operating activities                2,108,214           247,994         (441,367)

  Investing activities
  Proceeds from investments sold, matured or repaid:
  Bonds                                                              5,872,493         2,993,985        3,938,693
  Stocks                                                             2,122,089           220,666          488,559
  Mortgage loans                                                        15,173            11,248           37,335
  Real estate                                                                -             3,050           20,300
  Other invested assets                                                  6,394               200            3,984
  Miscellaneous proceeds                                                 1,079               407          (25,830)
                                                              ---------------------------------------------------
  Total investment proceeds                                          8,017,228         3,229,556        4,463,041
  Taxes paid on net realized capital gains                            (178,914)                -                -
                                                              ---------------------------------------------------
  Net proceeds from sales, maturities, or repayments
    of investments                                                   7,838,314         3,229,556        4,463,041

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

                                                                            Year ended December 31
                                                                    2000             1999              1998
                                                             ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                         $ (7,506,987)      $(3,656,035)     $(4,225,623)
   Stocks                                                          (1,273,183)         (611,404)        (331,131)
   Mortgage loans                                                    (771,604)           (9,800)        (121,139)
   Real estate                                                         (1,287)           (5,064)          (7,030)
   Other invested assets                                             (132,908)          (35,204)         (36,752)
   Miscellaneous applications                                          (1,242)          (93,194)               -
                                                             ---------------------------------------------------
Total cost of investments acquired                                 (9,687,211)       (4,410,701)      (4,721,675)
Net decrease (increase) in policy loans                                (8,315)            1,094           (3,174)
                                                             ---------------------------------------------------
Net cost of investments acquired                                   (9,695,526)       (4,409,607)      (4,724,849)
                                                             ---------------------------------------------------
Net cash used in investing activities                              (1,857,212)       (1,180,051)        (261,808)

Financing and miscellaneous activities
   Other cash provided:
   Capital and surplus paid-in                                         80,000           137,062            3,800
   Other sources                                                    1,343,871           562,978        1,485,965
                                                             ---------------------------------------------------
Total other cash provided                                           1,423,871           700,040        1,489,765

Other cash applied:
   Dividends paid to stockholder                                     (135,000)          (79,000)         (80,000)
   Other applications, net                                         (1,571,646)          (70,086)        (347,482)
                                                             ---------------------------------------------------
Total other cash applied                                           (1,706,646)         (149,086)        (427,482)
                                                             ---------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                          (282,775)          550,954        1,062,283
                                                             ---------------------------------------------------
Net increase (decrease) in cash and short-term
   investments                                                        (31,773)         (381,103)         359,108

Cash and short-term investments:
   Beginning of year                                                  132,454           513,557          154,449
                                                             ---------------------------------------------------
   End of year                                                   $    100,681       $   132,454      $   513,557
                                                             ===================================================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the "Company") is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Insurance Corporation, which is a wholly-owned subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries: Transamerica Life Insurance and Annuity Company ("TALIAC") and Transamerica Life Insurance Company of New York ("TONY"). As discussed in Note 11, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent. Also in 2000, the Company was redomiciled from California to Iowa.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications;
(b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) policyholder dividends are recognized when declared rather than over the term of the related policies; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value, changes to which are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other investments consist of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, the Company excluded investment income due and accrued of $1,518 with respect to such practices. No such investment income due and accrued was excluded during 1999 and 1998.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Funding Agreements and Municipal Reverse Repurchase Agreements

Funding agreements and municipal reverse repurchase agreements are investment contracts issued to municipalities, corporations, mutual funds and other institutional investors that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract. As of December 31, 2000, funding agreements totaling $1,690,548 contained provisions which allow the policyholder to withdraw their funds at book value after certain advance notice periods which range up to one year in duration.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $350,784, $255,210 and $352,298 in 2000, 1999 and 1998, respectively.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due, and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Other Income

Other income consists primarily of profit sharing on reinsurance ceded and reserve adjustments on ceded modified coinsurance transactions.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in surplus rather than gain from operations. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199, the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Prior year adjustments charged directly to surplus in 1999 relate primarily to expenses incurred for sales practices litigation of $7,710 and a suspense asset adjustment of $7,000.

Prior year adjustments in 1998 relate primarily to expenses incurred for sales practices litigation of $8,276 and a reserve valuation adjustment of $13,000 on single premium immediate annuities.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

   2. Fair Values of Financial Instruments (continued)

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Net short-term notes receivable from affiliates: The fair value for net short-term notes receivable from affiliates approximate their carrying value.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, including separate account liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Derivatives: Estimated fair value of interest rate swaps, caps, floors, options and swaptions are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

2. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of financial instruments are as follows (in thousands):

                                                                   December 31
                                                    2000                                 1999
                                      -------------------------------- --------------------------------------
                                           Carrying          Fair             Carrying            Fair
                                            Amount          Value              Amount             Value
                                      -------------------------------- --------------------------------------
Admitted assets
Bonds                                     $14,404,438    $14,562,288        $12,820,804       $12,681,458
Preferred stocks other than
  affiliates                                   77,603         78,621             77,231            42,448
Common stocks other than
  affiliates                                  600,594        600,594          1,270,039         1,270,039
Mortgage loans on real estate               1,140,481      1,170,426            385,590           363,650
Policy loans                                  417,849        417,849            409,534           396,956
Floors, caps, options and
  swaptions                                    47,543        109,800             56,964            60,129
Interest rate swaps                            10,994         11,367                  -           (65,953)
Cash and short-term investments               100,681        100,681            132,454           132,454
Net short-term notes receivable
  from affiliates                              23,702         23,702                  -                 -
Separate account assets                     4,191,889      4,191,889          4,229,395         4,229,395

Liabilities
Investment contract liabilities             7,275,853      7,187,031          8,807,732         8,800,196
Separate account liabilities                3,919,092      4,022,404          3,941,489         3,941,489

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments

The Company's investment in common stocks of its wholly owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                                                                                          Carrying
                                                                           Cost            Amount
                                                                       ----------------------------
  At December 31, 2000:
   TALIAC                                                              $  238,418         $ 823,859
   TONY                                                                    83,600            25,470
   Other                                                                   13,230               174
                                                                       ----------------------------
                                                                       $  335,248         $ 849,503
                                                                       ============================

  At December 31, 1999:
   TALIAC                                                              $  238,418         $ 797,109
   TONY                                                                    83,600            50,142
   Transamerica Life Insurance Company of Canada                          113,711           135,565
   Others                                                                   8,730             1,584
                                                                       ----------------------------
                                                                       $  444,459         $ 984,400
                                                                       ============================

In 1999 and 1998, the Company received a dividend of $50,000 from its wholly-owned subsidiary, TALIAC.

Certain financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:

                                                                                             December 31
                                                                                       2000              1999
                                                                                   ------------------------------
  Cash and investments                                                             $15,244,044        $14,869,284
  Other assets                                                                       6,492,031          6,948,284
                                                                                   ------------------------------
  Total assets                                                                      21,736,075         21,817,568

  Aggregate reserves                                                                11,067,366          9,977,508
  Other liabilities                                                                  9,819,380         10,992,809
                                                                                   ------------------------------
  Total liabilities                                                                 20,886,746         20,970,317
                                                                                   ------------------------------
  Total capital and surplus                                                        $   849,329        $   847,251
                                                                                   ==============================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

The carrying value and estimated fair value of investments in debt securities are summarized as follows (in thousands):

                                                            Gross              Gross          Estimated
                                          Carrying        Unrealized        Unrealized           Fair
                                            Value           Gains             Losses            Value
                                         ---------------------------------------------------------------
December 31, 2000
United States Government and
   agencies                              $   722,783        $  8,263         $     959       $   730,087
State, municipal and other
   government                                344,859          53,300               669           397,490
Public utilities                           1,453,514          56,108            28,252         1,481,370
Industrial and miscellaneous               9,255,458         296,606           285,486         9,266,578
Mortgage and other asset- backed
   securities                              2,627,824          77,521            18,582         2,686,763
                                         ---------------------------------------------------------------
                                          14,404,438         491,798           333,948        14,562,288

Preferred stocks                              77,603           6,622             5,604            78,621
                                         ---------------------------------------------------------------
                                         $14,483,781        $498,420          $341,292       $14,640,909
                                         ===============================================================

December 31, 1999
United States Government and
   agencies                              $   189,325        $ 11,396          $  1,968       $   198,753
State, municipal and other
   government                                106,484           3,673             1,482           108,675
Foreign governments                           50,820             353             3,328            47,845
Public utilities                           1,718,582          20,020            38,842         1,699,760
Industrial and miscellaneous               9,345,228         103,079           230,148         9,218,159
Mortgage and other asset-
   backed securities                       1,410,365               -             2,099         1,408,266
                                         ---------------------------------------------------------------
                                          12,820,804         138,521           277,867        12,681,458

Preferred stocks                              77,231           6,399            41,182            42,448
                                         ---------------------------------------------------------------
                                         $12,898,035        $144,920          $319,049       $12,723,906
                                         ===============================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

The carrying value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Estimated
                                                                            Carrying           Fair
                                                                             Amount           Value
                                                                         ------------------------------
  Due in one year or less                                                $     293,736    $     293,384
  Due after one year through five years                                      2,573,899        2,614,419
  Due after five years through ten years                                     2,648,540        2,617,591
  Due after ten years                                                        6,260,439        6,350,131
  Mortgage and other asset-backed securities                                 2,627,824        2,686,763
                                                                         ------------------------------
                                                                         $  14,404,438    $  14,562,288
                                                                         ==============================

A detail of net investment income is presented below:

                                                                   Year ended December 31
                                                           2000            1999              1998
                                                        ---------------------------------------------
  Interest on bonds and preferred stocks                $1,068,590      $   994,418       $   952,235
  Dividends from common stocks                               5,332           53,192            53,000
  Interest on mortgage loans                                49,068           28,314            28,713
  Rental income on real estate                              30,180           28,008            27,288
  Interest on policy loans                                  22,994           27,086            24,780
  Cash and short-term investments                            5,938           10,526            10,939
  Other investments                                         18,427           16,343            17,198
                                                        ---------------------------------------------
                                                         1,200,529        1,157,887         1,114,153
  Less investment expenses                                 (92,315)         (32,845)          (35,610)
                                                        ---------------------------------------------
  Net investment income                                 $1,108,214      $ 1,125,042       $ 1,078,543
                                                        =============================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:


                                                                      Year ended December 31
                                                              2000             1999              1998
                                                        ------------------------------------------------
Proceeds                                                 $  5,872,493     $ 2,993,985       $ 3,938,693

Gross realized gains                                     $     94,531     $    46,135       $    44,290
Gross realized losses                                        (157,019)        (43,142)          (27,768)
                                                        ------------------------------------------------
Net realized capital gains (losses)                      $    (62,488)    $     2,993       $    16,522
                                                        ================================================

At December 31, 2000, investments with an aggregate carrying value of $9,236 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized capital gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                               Realized
                                                                 ----------------------------------------
                                                                           Year ended December 31
                                                                       2000          1999         1998
                                                                 ----------------------------------------
   Bonds                                                           $  (62,488)    $  2,993     $  16,522
   Preferred stocks                                                     6,124       (6,085)        2,405
   Common stocks                                                      499,621       41,011       164,984
   Other                                                              (17,086)     (90,400)       (7,021)
                                                                 ----------------------------------------
                                                                      426,171      (52,481)      172,080

   Tax effect                                                        (178,914)      71,941       (84,425)
   Transfer from (to) interest maintenance reserve                     44,940       (1,945)      (11,584)
                                                                 ----------------------------------------
   Net realized gains                                              $  292,197     $ 17,515     $  76,071
                                                                 ========================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

The other loss of $90,400 in 1999 primarily resulted from the net pretax loss incurred on an ineffective equity collar hedge (see Note 9).

                                                      Unrealized
                                     ------------------------------------------
                                                Year ended December 31
                                            2000          1999         1998
                                     ------------------------------------------
   Bonds                               $  (10,264)    $  (5,756)     $    (871)
   Preferred stocks                        (4,499)        2,271         (2,741)
   Common stocks                         (512,790)      125,177        257,582
   Mortgage loans                          (1,791)            -              -
   Other invested assets                      592        (2,272)         7,570
                                     ------------------------------------------
   Change in unrealized                $ (528,752)    $ 119,420      $ 261,540
                                     ==========================================

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                        December 31
                                                    2000          1999
                                              ----------------------------

   Unrealized gains                               $172,202       $640,014
   Unrealized losses                               (51,482)       (32,190)
                                              ----------------------------
   Net unrealized gains                           $120,720       $607,824
                                              ============================

During 2000, the Company issued mortgage loans with interest rates ranging from 7.39% to 9.51%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $6,792 and $4,586, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

                Geographic Distribution                               Property Type Distribution
---------------------------------------------------------  ----------------------------------------------
                                        December 31                                        December 31
                                       2000     1999                                     2000      1999
                                   ----------------------                              ------------------
Pacific                                35%       42%       Office                         38%       22%
South Atlantic                         24        26        Apartment                      18        40
Middle Atlantic                        11        15        Retail                         18         7
Mountain                                7         -        Other                          17        28
E. North Central                        5         2        Industrial                      9         3
W. South Central                        5         1
W. North Central                        5         6
New England                             5         8
E. South Central                        3         -

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily of interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest swap agreements are intended to help the Company more closely match the cash flows received from its assets to the payments on its liabilities. The Company's interest rate swap agreements generally provide that one party pays interest at a floating rate in relation to movements in an underlying index and the other party pays interest at a fixed rate. Generally, no cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is made usually by one counterparty at each settlement date. Interest rate swaps that terminate prior to maturity are generally settled for the fair value of the swap on the termination date.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

Interest rate floor agreements purchased by the Company provide for the receipt of payments in the event interest rates fall below specified levels. Interest rate floors are intended to mitigate the Company's risk of reinvesting the cash flow it receives from calls, mortgage prepayments, and redemptions on its investment portfolio at lower interest rates. A single premium payment is made by the Company at the beginning of the contract. Once the interest rate floor becomes effective, if the actual rate moves below the agreed upon floor rate, the Company receives payment equal to the difference between the actual rate and the floor rate times the notional amount of the agreement.

The Company purchases swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2000, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

3. Investments (continued)

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                     Notional Amount
                                                                  2000             1999
                                                            --------------------------------
   Derivative securities
   Interest rate swaps:

    Receive float-pay float                                   $     15,833      $   298,631
    Receive fixed-pay float                                      3,342,842        2,195,954
    Receive float-pay fixed                                        700,742          270,862

   Interest rate floor agreements                                  500,445          400,000
   Swaptions                                                     6,500,000        6,500,000
   Call options                                                     32,199           31,999

4. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

4. Reinsurance (continued)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                   Ceded/Retroceded to               Assumed from
                                           -------------------------------------------------------------
                                Direct       Affiliated     Unaffiliated     Affiliated    Unaffiliated       Net
                                Amount       Companies       Companies       Companies      Companies        Amount
                          -----------------------------------------------------------------------------------------------
Year ended
   December 31, 2000:
   Premium revenue           $  2,623,910    $   199,290      $1,574,257     $ 359,387      $1,359,070    $  2,568,820
                          ===============================================================================================

At December 31, 2000:
   Reserves for future
     policy benefits         $ 13,967,778    $ 3,402,793      $3,590,670     $ 524,069      $2,355,940    $  9,854,324
   Policy and contract
     claims payable               313,976         34,769         267,285         4,844         402,406         419,172
                          -----------------------------------------------------------------------------------------------
                             $ 14,281,754    $ 3,437,562      $3,857,955     $ 528,913      $2,758,346    $ 10,273,496
                          ===============================================================================================
Year ended
   December 31, 1999:
   Premium revenue           $  2,281,775    $   112,947      $2,274,338     $ 157,197      $1,880,044    $  1,931,731
                          ===============================================================================================
At December 31, 1999:
   Reserves for future
     policy benefits         $ 14,241,446    $ 4,124,327      $3,056,908     $ 233,126      $2,401,859    $  9,695,196
   Policy and contract
     claims payable               127,030         40,341         137,047         1,824         345,323         296,789
                          -----------------------------------------------------------------------------------------------
                             $ 14,368,476    $ 4,164,668      $3,193,955     $ 234,950      $2,747,182    $  9,991,985
                          ===============================================================================================
Year ended
   December 31, 1998:
   Premium revenue           $  2,314,662    $   298,339      $2,482,419     $ 198,460      $2,499,677    $  2,232,041
                          ===============================================================================================

At December 31, 1998:
   Reserves for future
     policy benefits         $ 14,778,562    $ 4,978,700      $2,931,865      $136,208      $2,424,077    $  9,428,282
   Policy and contract
     claims payable               121,330         45,187         316,533        11,018         385,519         156,147
                          -----------------------------------------------------------------------------------------------
                             $ 14,899,892    $ 5,023,887      $3,248,398      $147,226      $2,809,596    $  9,584,429
                          ===============================================================================================

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $262,448.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

5. Income Taxes

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates, including TALIAC and TONY. The method of allocation between the companies for the period beginning July 22, 1999, is subject to a written agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from the Company, in amounts which would results from filing separate tax returns with federal taxing authorities.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions (in thousands):

                                                                    Year ended December 31
                                                            2000               1999             1998
                                                     ------------------------------------------------------
Computed tax at federal statutory rate (35%)               $(29,629)         $ 61,196         $ 18,901
Tax reserve adjustment                                       11,844            (1,153)          (3,463)
Deferred acquisition costs - tax basis                        6,082            13,326            4,677
Reinsurance adjustments                                           -           (14,442)          (7,525)
Difference in statutory and tax bases
   of investments                                                 -            (2,399)         (10,990)
Prior year under (over) accrual                              46,125            24,640          (13,055)
Tax credits                                                 (27,111)          (16,000)         (17,698)
Dividend received deduction                                  (1,420)          (17,500)         (17,500)
IMR amortization                                                826                 -                -
Other items - net                                              (565)          (17,338)         (23,755)
                                                     -------------------------------------------------
Federal income tax expense (benefit)                       $  6,152          $ 30,330         $(70,408)
                                                     =================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholder's surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($117,701 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $41,195.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1993. The examination fieldwork for 1994 and 1995 has been completed and a tentative settlement has been reached at Appeals. The examination fieldwork for 1995 through 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

6. Policy and Contract Attributes (continued)

                                                                                    December 31
                                                                       2000                            1999
                                                          ----------------------------------------------------------------
                                                               Amount         Percent         Amount          Percent
                                                          ----------------------------------------------------------------
Subject to discretionary withdrawal - with adjustment:
   With market value adjustment                              $    994,166          7%       $      9,134           -
   At book value less surrender charge                            537,251          4             435,717           3%
   At market value                                              3,367,374         26           7,385,279          53
Subject to discretionary withdrawal -
   without adjustment                                           1,419,091         11           1,748,102          13
Not subject to discretionary withdrawal
   provision                                                    6,760,644         52           4,417,004          31
                                                           ---------------------------------------------------------
Total annuity reserves and deposit
   liabilities                                                 13,078,526        100%         13,995,236         100%
                                                                                 ===                             ===
Less reinsurance ceded                                         (5,209,341)                    (5,820,180)
                                                           --------------                 --------------
Net annuity reserves and deposit liabilities                 $  7,869,185                   $  8,175,056
                                                           ==============                 ==============

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company is as follows:



                                                                                    Nonindexed
                                                                        Guaranteed  Guaranteed
                                                                          Indexed  More Than 4%  Nonguaranteed   Total
                                                                       ----------- ------------ -------------- -----------
   Premiums, deposits and other
     considerations for the year
     ended December 31, 2000                                           $        -   $        -    $   349,535  $   349,535
                                                                       ===========  ===========  ============  ===========

   Reserves for separate accounts as
     of December 31, 2000                                              $   17,528   $  754,619    $ 3,188,901  $ 3,961,048
                                                                       ===========  ==========   ============= ===========

   Reserves by withdrawal characteristics as of December 31, 2000:

     At market value                                                   $        -   $        -    $ 3,188,901  $ 3,188,901
     Not subject to discretionary
       withdrawal                                                          17,528      754,619              -       17,528
                                                                       ----------   ----------   ------------  -----------
                                                                       $   17,528   $  754,619    $ 3,188,901  $ 3,961,048
                                                                       ==========   ==========   ============  ===========

Comparative information for 1999 and 1998 is not available.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                       Year ended December 31
                                                                                   2000          1999            1998
                                                                            ----------------------------------------------
Transfer as reported in the summary of operations of the separate accounts statement:
   Transfers to separate accounts                                                $350,784       $ 255,210     $352,298
   Transfers from separate accounts                                               181,133         217,729      173,152
                                                                            ------------------------------------------
Net transfers to separate accounts                                                169,651          37,481      179,146
Reconciling adjustments:
   Deposits (withdrawals) from separate accounts                                    5,287          13,091       21,097
   Other fund adjustment                                                              412               -            -
                                                                            ------------------------------------------

Net transfers as reported in the statements of operations
                                                                                 $175,350       $  50,572     $200,243
                                                                            ==========================================

Components of deferred and uncollected premiums are as follows:

                                                                                  Gross           Loading             Net
                                                                            ------------------------------------------------------

December 31, 2000
Life and annuity:
   Ordinary first-year business                                                  $  30,778       $  17,890         $  12,888
   Ordinary renewal business                                                       411,229          17,145           394,084
   Group life direct business                                                        4,968               -             4,968
   Reinsurance ceded                                                              (212,969)              -          (212,969)
                                                                            ------------------------------------------------
                                                                                   234,006          35,035           198,971
Accident and health                                                                 16,344               -            16,344
                                                                            ------------------------------------------------
                                                                                 $ 250,350       $  35,035         $ 215,315
                                                                            ================================================
December 31, 1999
Life and annuity:
   Ordinary first-year business                                                  $  52,710       $       -         $  52,710
   Ordinary renewal business                                                       263,678          36,000           227,678
   Group life direct business                                                          759               -               759
   Reinsurance ceded                                                              (123,315)              -          (123,315)
                                                                            ------------------------------------------------
                                                                                   193,832          36,000           157,832
Accident and health                                                                 69,890               -            69,890
                                                                            ------------------------------------------------
                                                                                 $ 263,722       $  36,000         $ 227,722
                                                                            ================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $156,700.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees are covered by noncontributory defined benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company also participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs were approximately $1,100, $800 and $600 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income was approximately $3,000 for each of the years ended December 31, 2000, 1999 and 1998.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2000, the Company paid $21,323 for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000.

At December 31, 2000, the Company has short-term notes receivable from affiliates of $155,000 and short-term notes payable to affiliates of $131,298. Interest on these notes accrue at rates ranging from 6.49% to 6.52%.

In March 1999, the Company entered into an equity collar (which expired December 17, 1999), with an unrelated party to hedge the price fluctuations of their unaffiliated equity securities portfolio. In addition, Transamerica Corporation agreed to protect the Company from any ineffectiveness in the hedge that would expose the Company to loss net of tax benefit. As a result of the ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement, Transamerica Corporation made a payment of approximately $172,000 to the Company in December 1999.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

10. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199, $7,710 and $8,276 after-tax have been incurred in 2000, 1999 and 1998, respectively, and reflected in these statements as prior period adjustments. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

11. Stock Dividend of Subsidiary to Stockholder

On December 1, 2000, the Company paid a stock dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's equity basis carrying value for the stock at the time it was distributed.

12. Partnership Termination

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

                Transamerica Occidental Life Insurance Company

                            (Dollars in thousands)

13. Reconciliation to Insurance Department Annual Statement

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                                   Total Capital
                                                      Net Income    and Surplus
                                                     ---------------------------

  Amounts reported in Annual Statement                 $251,510     $1,594,585
  Adjustments related to reinsurance treaties           (97,108)       (97,108)
  Adjustments to policy and contract claim reserves      20,000         20,000
  Tax effect of adjustments                              26,988         26,988
                                                     ---------------------------
  Amounts reported herein                              $201,390     $1,544,465
                                                     ===========================

                                Statutory-Basis
                         Financial Statement Schedules

                Transamerica Occidental Life Insurance Company

      Summary of Investments - Other Than Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 2000

Schedule I

                                                                                             Amount at
                                                                                            Which Shown
                                                                            Market            in the
Type of Investment                                     Cost (1)             Value          Balance Sheet
--------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States government and government
     agencies and authorities                         $   776,949       $    784,961        $   776,949
   States, municipalities and political
     subdivisions                                       1,007,229          1,090,510          1,007,229
   Foreign governments                                     91,391             95,359             91,391
   Public utilities                                     1,453,514          1,481,370          1,453,514
   All other corporate bonds                           11,075,355         11,110,088         11,075,355
Preferred stock                                            79,343             78,621             79,343
                                                    ----------------------------------------------------
Total fixed maturities                                 14,483,781         14,640,909         14,483,781

Equity securities
Common stocks:
   Banks, trust and insurance                              42,398             43,817             43,817
   Industrial, miscellaneous and all other                437,476            556,777            556,777
                                                    ----------------------------------------------------
Total equity securities                                   479,874            600,594            600,594

Mortgage loans on real estate                           1,140,481                             1,140,481
Real estate                                                96,219                                96,219
Policy loans                                              417,849                               417,849
Other long-term investments                               278,629                               278,629
Cash and short-term investments                           100,681                               100,681
                                                    --------------                    ------------------
Total investments                                     $16,997,514                           $17,118,234
                                                    ==============                    ==================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                Transamerica Occidental Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)

                               December 31, 2000

Schedule III

                                                    Future Policy                           Policy and
                                                    Benefits and         Unearned            Contract
                                                      Expenses           Premiums           Liabilities
-----------------------------------------------------------------------------------------------------------
Year ended December 31, 2000:
   Individual life                                    $5,330,707       $         -            $328,828
   Individual health                                      39,295            48,256              16,298
   Group life and health                                  15,770             8,580              53,306
   Annuity                                             4,411,716                 -              20,740
                                                    -------------------------------------------------------
                                                      $9,797,488           $56,836            $419,172
                                                    =======================================================

Year ended December 31, 1999:
   Individual life                                    $4,988,602       $         -            $240,452
   Individual health                                      42,065            28,046              33,481
   Group life and health                                  31,586             2,616              32,963
   Annuity                                             4,602,281                 -             (10,107)
                                                    -------------------------------------------------------
                                                      $9,664,534           $30,662            $296,789
                                                    =======================================================

Year ended December 31, 1998:
   Individual life                                    $4,595,349       $         -            $121,089
   Individual health                                      26,439            41,669              (9,445)
   Group life and health                                  12,953             3,675              47,840
   Annuity                                             4,748,197                 -              (3,337)
                                                    -------------------------------------------------------
                                                      $9,382,938       $    45,344            $156,147
                                                    =======================================================

                                           Benefits, Claims
                              Net             Losses and            Other
         Premium           Investment         Settlement          Operating          Premiums
         Revenue            Income*            Expenses           Expenses*           Written
--------------------------------------------------------------------------------------------------

       $1,241,149          $  447,840         $1,245,378         $  934,952
           43,836               8,517             84,424             89,362           $91,282
          103,920              11,522            (55,633)           114,131            49,345
        1,179,915             640,335          1,665,463            277,789
-------------------------------------------------------------------------------
       $2,568,820          $1,108,214         $2,939,632         $1,416,234
===============================================================================

       $  894,532          $  405,705         $  909,143         $  703,605
          (10,184)              2,770            (33,811)            35,665           $80,328
          158,775              10,967            134,414            124,689            65,217
          888,608             705,600          1,283,024            736,327
-------------------------------------------------------------------------------
       $1,931,731          $1,125,042         $2,292,770         $1,600,286
===============================================================================

       $1,070,236          $  400,313         $1,242,592         $  492,976
           51,827               4,483              3,265            100,839           $63,828
          195,431               4,003            160,581             89,231            50,433
          914,547             669,744            312,946          2,218,202
-------------------------------------------------------------------------------
       $2,232,041          $1,078,543         $1,719,384         $2,901,248
===============================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.

                Transamerica Occidental Life Insurance Company

                                  Reinsurance
                            (Dollars in thousands)

                               December 31, 2000

Schedule IV

                                                                          Assumed                          Percentage
                                                        Ceded to           From                            of Amount
                                       Gross              Other            Other             Net            Assumed
                                       Amount           Companies        Companies          Amount          to Net
-------------------------------------------------------------------------------------------------------------------------
Year ended December 31,
   2000:
   Life insurance in force          $626,744,294      $455,425,869     $ 21,882,466      $193,200,891          11%

   Premiums:
     Individual life                $  1,457,065      $  1,119,760     $    903,844      $  1,241,149          74%
     Individual health                    91,282            95,419           47,973            43,836         109%
     Group life and health                49,345           124,268          178,843           103,920         172%
     Annuity                           1,026,218           434,100          587,797         1,179,915          49%
                                  ---------------------------------------------------------------------------------------
                                    $  2,623,910      $  1,773,547     $  1,718,457      $  2,568,820          67%
                                  =======================================================================================

Year ended December 31,
   1999:
   Life insurance in force          $547,304,907      $370,217,933     $ 17,677,754      $194,764,728           9%

   Premiums:
     Individual life                $  1,181,390      $  1,220,329     $    933,471      $    894,532         104%
     Individual health                    80,328            97,296            6,784           (10,184)          -%
     Group life and health                65,217           247,870          341,428           158,775         215%
     Annuity                             954,840           513,149          755,558           888,608          85%
                                  ---------------------------------------------------------------------------------------
                                    $  2,281,775      $  2,078,644     $  2,037,241      $  1,931,731         149%
                                  =======================================================================================

Year ended December 31,
   1998:
   Life insurance in force          $190,331,317      $308,297,855     $307,915,635      $189,922,097         162%

   Premiums:
     Individual life                $  1,253,362      $    958,929     $    776,803      $  1,070,236          73%
     Individual health                    63,828           134,991          122,991            51,827         237%
     Group life and health                50,433           268,973          413,971           195,431         212%
     Annuity                             948,039         1,128,452        1,384,372           914,547         151%
                                  ---------------------------------------------------------------------------------------
                                    $  2,315,662      $  2,491,345     $  2,698,137      $  2,232,041         168%
                                  =======================================================================================

                             Financial Statements

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                             Financial Statements


                         Year ended December 31, 2000




                                   Contents

Report of Independent Auditors.............................................   1

Financial Statements

Balance Sheets.............................................................   2
Statements of Operations...................................................  14
Statements of Changes in Contract Owners' Equity...........................  20
Notes to Financial Statements..............................................  31

                        Report of Independent Auditors



The Board of Directors and Contract Owners of the
  Dreyfus/Transamerica Triple Advantage Variable Annuity,
Transamerica Occidental Life Insurance Company


We have audited the accompanying balance sheets of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Money Market, Quality Bond, Small Cap, Small Company Stock, Special Value, Zero Coupon 2000, Dreyfus Stock Index, Dreyfus Socially Responsible Growth, Core Bond, Core Value, Emerging Leaders, Emerging Markets, European Equity, Founders Discovery, Founders Growth, Founders International Equity, Founders Passport, Japan, MidCap Stock, Technology Growth, and TA VIF Growth subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2000, and the related statements of operations for the periods indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2000, and the results of operations and changes in contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 2, 2001

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                                Balance Sheets

                               December 31, 2000



                                                                                           Disciplined
                                                         Balanced       Appreciation          Stock
                                                        Subaccount       Subaccount        Subaccount
                                                       ------------------------------------------------
Assets
Cash                                                   $          -     $           -     $           -
Investments in mutual funds, at current market value:
   Dreyfus Variable Investment Fund:
     Balanced Portfolio                                  83,468,640                 -                 -
     Appreciation Portfolio                                       -       311,983,855                 -
     Disciplined Stock Portfolio                                  -                 -       130,633,301
     Growth and Income Portfolio                                  -                 -                 -
     International Equity Portfolio                               -                 -                 -
     International Value Portfolio                                -                 -                 -
     Limited Term High Income Portfolio                           -                 -                 -
     Money Market Portfolio                                       -                 -                 -
     Quality Bond Portfolio                                       -                 -                 -
     Small Cap Portfolio                                          -                 -                 -
     Small Company Stock Portfolio                                -                 -                 -
     Special Value Portfolio                                      -                 -                 -
     Zero Coupon 2000 Portfolio                                   -                 -                 -
   Dreyfus Stock Index Fund                                       -                 -                 -
   Dreyfus Socially Responsible Growth Fund                       -                 -                 -
   Dreyfus Investment Portfolios:
     Core Bond Portfolio                                          -                 -                 -
     Core Value Portfolio                                         -                 -                 -
     Emerging Leaders Portfolio                                   -                 -                 -
     Emerging Markets Portfolio                                   -                 -                 -
     European Equity Portfolio                                    -                 -                 -
     Founders Discovery Portfolio                                 -                 -                 -
     Founders Growth Portfolio                                    -                 -                 -
     Founders International Equity Portfolio                      -                 -                 -
     Founders Passport Portfolio                                  -                 -                 -
     Japan Portfolio                                              -                 -                 -
     MidCap Stock Portfolio                                       -                 -                 -
     Technology Growth Portfolio                                  -                 -                 -
   Transamerica Variable Insurance Fund:
     TA VIF Growth Portfolio                                      -                 -                 -
                                                       ------------------------------------------------
   Total investments in mutual funds                     83,468,640       311,983,855       130,633,301
                                                       ------------------------------------------------
   Total assets                                        $ 83,468,640     $ 311,983,855     $ 130,633,301
                                                       ================================================

    Growth and     International     International     Limited Term
      Income          Equity             Value          High Income        Money Market       Quality Bond
    Subaccount      Subaccount        Subaccount        Subaccount          Subaccount         Subaccount
-----------------------------------------------------------------------------------------------------------
$           -      $          55     $           5     $           -       $           -      $           4


            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
  205,662,618                  -                 -                 -                   -                  -
            -         54,273,028                 -                 -                   -                  -
            -                  -        18,859,704                 -                   -                  -
            -                  -                 -        33,140,686                   -                  -
            -                  -                 -                 -          78,777,766                  -
            -                  -                 -                 -                   -         74,533,334
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -

            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -
            -                  -                 -                 -                   -                  -

            -                  -                 -                 -                   -                  -
-----------------------------------------------------------------------------------------------------------
  205,662,618         54,273,028        18,859,704        33,140,686          78,777,766         74,533,334
-----------------------------------------------------------------------------------------------------------
$ 205,662,618      $  54,273,083     $  18,859,709     $  33,140,686       $  78,777,766      $  74,533,338
===========================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                          Balance Sheets (continued)


                                                                                             Disciplined
                                                           Balanced        Appreciation         Stock
                                                          Subaccount        Subaccount       Subaccount
                                                       -------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                        $         20      $        191     $         96
                                                       -------------------------------------------------
Total liabilities                                                 20               191               96

Contract owners' equity:
   Deferred annuity contracts terminable by owners        83,468,620       311,983,664      130,633,205
                                                       -------------------------------------------------
Total liabilities and contract owners' equity           $ 83,468,640      $311,983,855     $130,633,301
                                                       =================================================

See accompanying notes.

 Growth and       International     International     Limited Term
   Income            Equity             Value          High Income      Money Market      Quality Bond
 Subaccount        Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
-------------------------------------------------------------------------------------------------------
$         248     $           -     $           -     $           -     $      34,914     $           -
-------------------------------------------------------------------------------------------------------
          248                 -                 -                 -            34,914                 -


  205,662,370        54,273,083        18,859,709        33,140,686        78,742,852        74,533,338
-------------------------------------------------------------------------------------------------------
$ 205,662,618     $  54,273,083     $  18,859,709     $  33,140,686     $  78,777,766     $  74,533,338
=======================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                          Balance Sheets (continued)

                                                                               Small
                                                                              Company
                                                            Small Cap          Stock          Special Value
                                                           Subaccount        Subaccount         Subaccount
                                                       ------------------------------------------------------
Assets
Cash                                                      $          -       $         -       $         -
Investments in mutual funds, at current market value:
   Dreyfus Variable Investment Fund:
     Balanced Portfolio                                              -                 -                 -
     Appreciation Portfolio                                          -                 -                 -
     Disciplined Stock Portfolio                                     -                 -                 -
     Growth and Income Portfolio                                     -                 -                 -
     International Equity Portfolio                                  -                 -                 -
     International Value Portfolio                                   -                 -                 -
     Limited Term High Income Portfolio                              -                 -                 -
     Money Market Portfolio                                          -                 -                 -
     Quality Bond Portfolio                                          -                 -                 -
     Small Cap Portfolio                                   176,501,072                 -                 -
     Small Company Stock Portfolio                                   -        23,338,830                 -
     Special Value Portfolio                                         -                 -        34,980,435
     Zero Coupon 2000 Portfolio                                      -                 -                 -
   Dreyfus Stock Index Fund                                          -                 -                 -
   Dreyfus Socially Responsible Growth Fund                          -                 -                 -
   Dreyfus Investment Portfolios:
     Core Bond Portfolio                                             -                 -                 -
     Core Value Portfolio                                            -                 -                 -
     Emerging Leaders Portfolio                                      -                 -                 -
     Emerging Markets Portfolio                                      -                 -                 -
     European Equity Portfolio                                       -                 -                 -
     Founders Discovery Portfolio                                    -                 -                 -
     Founders Growth Portfolio                                       -                 -                 -
     Founders International Equity Portfolio                         -                 -                 -
     Founders Passport Portfolio                                     -                 -                 -
     Japan Portfolio                                                 -                 -                 -
     MidCap Stock Portfolio                                          -                 -                 -
     Technology Growth Portfolio                                     -                 -                 -
   Transamerica Variable Insurance Fund:
     TA VIF Growth Portfolio                                         -                 -                 -
                                                       ---------------------------------------------------
   Total investments in mutual funds                       176,501,072        23,338,830        34,980,435
                                                       ---------------------------------------------------
   Total assets                                           $176,501,072       $23,338,830       $34,980,435
                                                       ===================================================

                                         Dreyfus
       Zero                             Socially
      Coupon        Dreyfus Stock      Responsible                                        Emerging       Emerging
       2000             Index            Growth          Core Bond       Core Value       Leaders         Markets
    Subaccount        Subaccount       Subaccount       Subaccount       Subaccount      Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------
      $  -           $          -     $         38      $        -       $         -     $        -      $      -


         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
       803                      -                -               -                 -              -             -
         -            265,165,167                -               -                 -              -             -
         -                      -      119,124,405               -                 -              -             -

         -                      -                -       4,320,142                 -              -             -
         -                      -                -               -        20,260,958              -             -
         -                      -                -               -                 -      2,901,902             -
         -                      -                -               -                 -              -       486,672
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -
         -                      -                -               -                 -              -             -

         -                      -                -               -                 -              -             -
-----------------------------------------------------------------------------------------------------------------
       803            265,165,167      119,124,405       4,320,142        20,260,958      2,901,902       486,672
-----------------------------------------------------------------------------------------------------------------
      $803           $265,165,167     $119,124,443      $4,320,142       $20,260,958     $2,901,902      $486,672
=================================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                          Balance Sheets (continued)

                                                                               Small
                                                                              Company
                                                           Small Cap           Stock          Special Value
                                                           Subaccount        Subaccount        Subaccount
                                                       ----------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                          $        189        $       227       $         6
                                                       ----------------------------------------------------
Total liabilities                                                  189                227                 6

Contract owners' equity:
   Deferred annuity contracts terminable by owners         176,500,883         23,338,603        34,980,429
                                                       ----------------------------------------------------
Total liabilities and contract owners' equity             $176,501,072        $23,338,830       $34,980,435
                                                       ====================================================



See accompanying notes.

                                         Dreyfus
      Zero                               Socially
     Coupon        Dreyfus Stock       Responsible                                        Emerging       Emerging
      2000          Index Fund            Growth        Core Bond        Core Value       Leaders        Markets
   Subaccount       Subaccount          Subaccount      Subaccount       Subaccount      Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------

      $257         $        484       $          -      $        -       $         2     $        2      $      -
-----------------------------------------------------------------------------------------------------------------
       257                  484                  -               -                 2              2             -


       546          265,164,683        119,124,443       4,320,142        20,260,956      2,901,900       486,672
-----------------------------------------------------------------------------------------------------------------
      $803         $265,165,167       $119,124,443      $4,320,142       $20,260,958     $2,901,902      $486,672
=================================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                          Balance Sheets (continued)

                                                              European           Founders          Founders
                                                               Equity           Discovery           Growth
                                                             Subaccount         Subaccount        Subaccount
                                                          ----------------------------------------------------
Assets
Cash                                                         $        2         $        40       $         -
Investments in mutual funds, at current market value:
   Dreyfus Variable Investment Fund:
     Balanced Portfolio                                               -                   -                 -
     Appreciation Portfolio                                           -                   -                 -
     Disciplined Stock Portfolio                                      -                   -                 -
     Growth and Income Portfolio                                      -                   -                 -
     International Equity Portfolio                                   -                   -                 -
     International Value Portfolio                                    -                   -                 -
     Limited Term High Income Portfolio                               -                   -                 -
     Money Market Portfolio                                           -                   -                 -
     Quality Bond Portfolio                                           -                   -                 -
     Small Cap Portfolio                                              -                   -                 -
     Small Company Stock Portfolio                                    -                   -                 -
     Special Value Portfolio                                          -                   -                 -
     Zero Coupon 2000 Portfolio                                       -                   -                 -
   Dreyfus Stock Index Fund                                           -                   -                 -
   Dreyfus Socially Responsible Growth Fund                           -                   -                 -
   Dreyfus Investment Portfolios:
     Core Bond Portfolio                                              -                   -                 -
     Core Value Portfolio                                             -                   -                 -
     Emerging Leaders Portfolio                                       -                   -                 -
     Emerging Markets Portfolio                                       -                   -                 -
     European Equity Portfolio                                5,067,543                   -                 -
     Founders Discovery Portfolio                                     -          11,711,747                 -
     Founders Growth Portfolio                                        -                   -        23,225,167
     Founders International Equity Portfolio                          -                   -                 -
     Founders Passport Portfolio                                      -                   -                 -
     Japan Portfolio                                                  -                   -                 -
     MidCap Stock Portfolio                                           -                   -                 -
     Technology Growth Portfolio                                      -                   -                 -
   Transamerica Variable Insurance Fund:
     TA VIF Growth Portfolio                                          -                   -                 -
                                                          ---------------------------------------------------
   Total investments in mutual funds                          5,067,543          11,711,747        23,225,167
                                                          ---------------------------------------------------
   Total assets                                              $5,067,545         $11,711,787       $23,225,167
                                                          ===================================================

     Founders
  International         Founders                           MidCap          Technology        TA VIF
      Equity            Passport           Japan            Stock            Growth          Growth
    Subaccount         Subaccount       Subaccount       Subaccount        Subaccount      Subaccount
------------------------------------------------------------------------------------------------------
  $         2         $         4        $      -       $         -       $         -     $         -


            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -

            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
            -                   -               -                 -                 -               -
   10,069,735                   -               -                 -                 -               -
            -          20,602,867               -                 -                 -               -
            -                   -         325,715                 -                 -               -
            -                   -               -        26,448,756                 -               -
            -                   -               -                 -        99,976,071               -

            -                   -               -                 -                 -      50,057,182
-----------------------------------------------------------------------------------------------------
   10,069,735          20,602,867         325,715        26,448,756        99,976,071      50,057,182
-----------------------------------------------------------------------------------------------------
  $10,069,737         $20,602,871        $325,715       $26,448,756       $99,976,071     $50,057,182
=====================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                          Balance Sheets (continued)

                                                           European           Founders        Founders
                                                            Equity           Discovery         Growth
                                                          Subaccount         Subaccount      Subaccount
                                                       -------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                          $        -         $         -     $        10
                                                       -------------------------------------------------
Total liabilities                                                  -                   -              10

Contract owners' equity:
   Deferred annuity contracts terminable by owners         5,067,545          11,711,787      23,225,157
                                                       -------------------------------------------------
Total liabilities and contract owners' equity             $5,067,545         $11,711,787     $23,225,167
                                                       =================================================


See accompanying notes.


      Founders        Founders                                           Technology
    International     Passport                         MidCap Stock        Growth       TA VIF Growth
  Equity Subaccount  Subaccount     Japan Subaccount    Subaccount       Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------
    $                $         -         $      -       $        18       $     1,057      $        29
-------------------------------------------------------------------------------------------------------
              -                -                -                18             1,057               29


     10,069,737       20,602,871          325,715        26,448,738        99,975,014       50,057,153
-------------------------------------------------------------------------------------------------------
    $10,069,737      $20,602,871         $325,715       $26,448,756       $99,976,071      $50,057,182
=======================================================================================================

                            Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                            Statements of Operations

                  Year ended December 31, 2000, except as noted


                                                                                                 Disciplined
                                                                 Balanced      Appreciation         Stock
                                                                Subaccount      Subaccount       Subaccount
                                                              -------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                     $ 2,667,031    $  5,560,679       $  1,422,646
Expenses:
   Administrative, mortality and expense risk charges             1,029,188       4,445,708          1,875,965
                                                              -------------------------------------------------
Net investment income (loss)                                      1,637,843       1,114,971           (453,319)

Net realized and unrealized capital gain (loss) from
   investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                            2,906,041      37,906,220         11,141,743
   Cost of investments sold                                       2,959,228      30,361,681          9,327,668
                                                              -------------------------------------------------
Net realized capital gain (loss) from sales of investments          (53,187)      7,544,539          1,814,075

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of period                                              578,476      70,983,849         25,352,458
   End of period                                                 (4,420,876)     54,820,593          8,927,449
                                                              -------------------------------------------------
Net change in unrealized appreciation/depreciation of
   investments                                                   (4,999,352)    (16,163,256)       (16,425,009)
                                                              -------------------------------------------------

Net realized and unrealized capital gain (loss) from
   investments                                                   (5,052,539)     (8,618,717)       (14,610,934)
                                                              -------------------------------------------------
Increase (decrease) from operations                             $(3,414,696)   $ (7,503,746)      $(15,064,253)
                                                              =================================================


(1)  Commencement of operations, May 1, 2000.



See accompanying notes.

                                                          Limited Term
     Growth and        International     International     High Income       Money Market      Quality Bond
  Income Subaccount  Equity Subaccount  Value Subaccount   Subaccount         Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------

     $  8,674,944       $ 10,654,179      $ 1,948,817      $  4,950,655       $  3,776,723     $  4,314,220

        2,993,799            833,959          263,883           608,945            911,522          993,708
--------------------------------------------------------------------------------------------------------------
        5,681,145          9,820,220        1,684,934         4,341,710          2,865,201        3,320,512




       19,529,025         13,313,820        5,576,248        20,879,070         55,103,191       17,644,049
       16,669,016         11,523,106        5,491,798        24,812,386         55,103,191       18,680,612
--------------------------------------------------------------------------------------------------------------
        2,860,009          1,790,714           84,450        (3,933,316)                 -       (1,036,563)



       35,481,113         17,229,806        1,802,064        (7,080,728)                 -       (4,825,669)
       15,696,653         (5,593,468)      (1,010,959)      (11,482,666)                 -         (645,161)
--------------------------------------------------------------------------------------------------------------

      (19,784,460)       (22,823,274)      (2,813,023)       (4,401,938)                 -        4,180,508
--------------------------------------------------------------------------------------------------------------


      (16,924,451)       (21,032,560)      (2,728,573)       (8,335,254)                 -        3,143,945
--------------------------------------------------------------------------------------------------------------
     $(11,243,306)      $(11,212,340)     $(1,043,639)     $ (3,993,544)      $  2,865,201     $  6,464,457
==============================================================================================================

                            Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                      Statements of Operations (continued)


                                                             Small Cap        Small Company      Special Value
                                                             Subaccount     Stock Subaccount      Subaccount
                                                          -------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                   $78,681,177      $     42,574       $1,833,848
Expenses:
   Administrative, mortality and expense risk charges           2,474,131           322,789          492,126
                                                          -------------------------------------------------------
Net investment income (loss)                                   76,207,046          (280,215)       1,341,722

Net realized and unrealized capital gain (loss) from
   investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                         20,763,407         4,404,101        8,128,207
   Cost of investments sold                                    16,614,696         3,931,792        7,818,761
                                                          -------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                                  4,148,711           472,309          309,446

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of period                                         28,529,871         1,476,987        2,148,602
   End of period                                              (33,296,257)        2,717,448        1,762,867
                                                          -------------------------------------------------------
Net change in unrealized appreciation/depreciation of
   investments                                                (61,826,128)        1,240,461         (385,735)
                                                          -------------------------------------------------------

Net realized and unrealized capital gain (loss) from
   investments                                                (57,677,417)        1,712,770          (76,289)
                                                          -------------------------------------------------------
Increase (decrease) from operations                           $18,529,629        $1,432,555       $1,265,433
                                                          =======================================================


(1)  Commencement of operations, May 1, 2000.



See accompanying notes.

                                      Dreyfus
                                      Socially
                  Dreyfus Stock     Responsible
  Zero Coupon         Index            Growth           Core Bond       Core Value    Emerging Leaders   Emerging Markets
2000 Subaccount    Subaccount        Subaccount      Subaccount (1)     Subaccount     Subaccount (1)     Subaccount (1)
---------------------------------------------------------------------------------------------------------------------------

$     909,799    $    6,876,099      $    975,090        $ 83,113        $  585,462       $ 93,731        $      1,907

      236,697         3,853,668         1,636,538          11,279           152,143          8,962               2,430
---------------------------------------------------------------------------------------------------------------------------
      673,102         3,022,431          (661,448)         71,834           433,319         84,769                (523)





   21,620,970        20,540,047        10,469,131         338,833           797,249        215,294           1,259,600
   21,891,039        16,631,417         8,532,161         337,422           781,148        198,536           1,335,593
---------------------------------------------------------------------------------------------------------------------------
     (270,069)        3,908,630         1,936,970           1,411            16,101         16,758             (75,993)




     (292,035)       63,523,971        24,651,914               -           235,374              -                   -
         (259)       25,726,281         7,002,821          43,144         1,310,808        144,034             (16,199)
---------------------------------------------------------------------------------------------------------------------------

      291,776       (37,797,690)      (17,649,093)         43,144         1,075,434        144,034             (16,199)
---------------------------------------------------------------------------------------------------------------------------


       21,707       (33,889,060)      (15,712,123)         44,555         1,091,535        160,792             (92,192)
---------------------------------------------------------------------------------------------------------------------------
$     694,809      $(30,866,629)     $(16,373,571)       $116,389        $1,524,854       $245,561        $    (92,715)
===========================================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                     Statements of Operations (continued)


                                                              European         Founders           Founders
                                                               Equity          Discovery           Growth
                                                             Subaccount       Subaccount (1)     Subaccount
                                                          ----------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                               $     141,203     $           -        $      43,604
Expenses:
   Administrative, mortality and expense risk charges            46,658            58,528              190,306
                                                          ----------------------------------------------------
Net investment income (loss)                                     94,545           (58,528)            (146,702)

Net realized and unrealized capital gain (loss)
   from investments
Net realized capital gain (loss) from sales
   of investments:
   Proceeds from sales                                          910,080           109,081            1,002,801
   Cost of investments sold                                     803,553           122,299            1,006,275
                                                          ----------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                                  106,527           (13,218)              (3,474)

Net change in unrealized appreciation/depreciation
   of investments:
   Beginning of period                                          143,874                 -              411,644
   End of period                                               (257,172)       (2,403,787)          (5,960,435)
                                                          ----------------------------------------------------
Net change in unrealized appreciation/depreciation of
   investments                                                 (401,046)       (2,403,787)          (6,372,079)
                                                          ----------------------------------------------------

Net realized and unrealized capital gain (loss) from
   investments                                                 (294,519)       (2,417,005)          (6,375,553)
                                                          ----------------------------------------------------
Increase (decrease) from operations                       $    (199,974)    $  (2,475,533)       $  (6,522,255)
                                                          ====================================================



(1)  Commencement of operations, May 1, 2000.



See accompanying notes.


     Founders         Founders                                             Technology      TA VIF Growth
  International       Passport            Japan          MidCap Stock        Growth         Subaccount
Equity Subaccount    Subaccount       Subaccount (1)      Subaccount       Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------

$     130,444        $      702,766      $     12,142       $   432,473    $       91,229     $  5,092,951

       71,299               247,829             1,808           197,946         1,559,387          768,793
----------------------------------------------------------------------------------------------------------
       59,145               454,937            10,334           234,527        (1,468,158)       4,324,158





      498,736             8,718,558         1,208,166         1,274,384         8,410,190        7,626,776
      538,408            11,294,246         1,244,428         1,153,363         8,009,800        6,353,888
----------------------------------------------------------------------------------------------------------
      (39,672)           (2,575,688)          (36,262)          121,021           400,390        1,272,888




       50,688               543,264                 -           934,261         9,384,661        9,120,368
   (1,375,228)           (7,798,487)          (23,565)          970,830       (38,443,042)      (3,351,058)
----------------------------------------------------------------------------------------------------------

   (1,425,916)           (8,341,751)          (23,565)           36,569       (47,827,703)     (12,471,426)
----------------------------------------------------------------------------------------------------------

   (1,465,588)          (10,917,439)          (59,827)          157,590       (47,427,313)     (11,198,538)
----------------------------------------------------------------------------------------------------------
$  (1,406,443)       $  (10,462,502)     $    (49,493)      $   392,117    $  (48,895,471)    $ (6,874,380)
==========================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

               Statements of Changes in Contract Owners' Equity

                 Year ended December 31, 2000, except as noted


                                                   Balanced Subaccount               Appreciation Subaccount
                                              -----------------------------     --------------------------------
                                                  2000            1999               2000              1999
                                              -----------------------------     --------------------------------
Operations:
   Net investment income (loss)               $   1,637,843    $  3,629,237     $     1,114,971   $   (1,364,759)
   Net realized capital gain (loss)                 (53,187)      1,136,569           7,544,539       32,081,052
   Net change in unrealized appreciation/
     depreciation of investments                 (4,999,352)     (1,356,529)        (16,163,256)      (1,161,477)
                                              -----------------------------     --------------------------------
Increase (decrease) from operations              (3,414,696)      3,409,277          (7,503,746)      29,554,816

Contract transactions:
   Net contract purchase payments                12,435,730      17,692,025          29,540,411       34,205,085
   Transfer payments from (to) other
     subaccounts or general account              14,698,963      17,478,455          (1,387,238)       8,608,983
   Contract terminations, withdrawals,
     and other deductions                        (7,104,282)     (4,021,996)        (39,532,877)     (28,640,938)
                                              -----------------------------     --------------------------------
Increase (decrease) from contract
  transactions                                   20,030,411      31,148,484         (11,379,704)      14,173,130
                                              -----------------------------     --------------------------------
Net increase (decrease) in contract
  owners' equity                                 16,615,715      34,557,761         (18,883,450)      43,727,946

Contract owners' equity:
  Beginning of period                            66,852,905      32,295,144         330,867,114      287,139,168
                                              -----------------------------     --------------------------------
  End of period                               $  83,468,620    $ 66,852,905     $   311,983,664   $  330,867,114
                                              =============================     ================================



(1)  Commencement of operations, May 1, 2000.



See accompanying notes.

         Disciplined Stock                        Growth and Income                  International Equity
            Subaccount                               Subaccount                           Subaccount
----------------------------------       --------------------------------      -------------------------------
       2000               1999                2000               1999                2000             1999
----------------------------------       --------------------------------      -------------------------------
$      (453,319)     $    (288,275)     $      5,681,145   $    5,062,648      $     9,820,220    $  1,414,086
      1,814,075          6,333,129             2,860,009        6,248,889            1,790,714       1,571,904

    (16,425,009)        11,962,884           (19,784,460)      18,955,723          (22,823,274)     17,848,660
----------------------------------       --------------------------------      -------------------------------
    (15,064,253)        18,007,738           (11,243,306)      30,267,260          (11,212,340)     20,834,650


     18,591,698         19,412,211            19,116,391       10,886,482            8,624,397       1,956,531

      7,922,971         10,056,418             2,452,403      (12,882,637)           8,170,835      (1,131,313)

    (11,401,053)        (7,611,224)          (25,307,635)     (20,162,619)          (8,814,202)     (3,197,542)
----------------------------------       --------------------------------      -------------------------------

     15,113,616         21,857,405            (3,738,841)     (22,158,774)           7,981,030      (2,372,324)
----------------------------------       --------------------------------      -------------------------------

         49,363         39,865,143           (14,982,147)       8,108,486           (3,231,310)     18,462,326


    130,583,842         90,718,699           220,644,517      212,536,031           57,504,393      39,042,067
----------------------------------       --------------------------------      -------------------------------
$   130,633,205      $ 130,583,842       $   205,662,370   $  220,644,517      $    54,273,083    $ 57,504,393
==================================       ================================      ===============================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                   International Value                  Limited Term High
                                                        Subaccount                       Income Subaccount
                                              -----------------------------       ------------------------------
                                                   2000            1999                2000            1999
                                              -----------------------------       ------------------------------
Operations:
  Net investment income (loss)                $    1,684,934   $  1,558,718       $   4,341,710     $  5,944,448
  Net realized capital gain (loss)                    84,450         48,840          (3,933,316)      (6,230,826)
  Net change in unrealized appreciation/
     depreciation of investments                  (2,813,023)     2,618,078          (4,401,938)      (1,447,293)
                                              -----------------------------       ------------------------------
Increase (decrease) from operations               (1,043,639)     4,225,636          (3,993,544)      (1,733,671)

Contract transactions:
  Net contract purchase payments                   1,169,375      1,630,628           2,517,188       15,292,952
  Transfer payments from (to) other
     subaccounts or general account                 (745,213)     1,136,198         (11,527,559)     (19,845,177)
  Contract terminations, withdrawals,
     and other deductions                         (1,786,558)    (1,987,983)         (9,095,080)      (7,791,162)
                                              -----------------------------       ------------------------------
Increase (decrease) from contract
  transactions                                    (1,362,396)       778,843         (18,105,451)     (12,343,387)
                                              -----------------------------       ------------------------------
Net increase (decrease) in contract
  owners" equity                                  (2,406,035)     5,004,479         (22,098,995)     (14,077,058)

Contract owners' equity:
  Beginning of period                             21,265,744     16,261,265          55,239,681       69,316,739
                                              -----------------------------       ------------------------------
  End of period                               $   18,859,709   $ 21,265,744       $  33,140,686     $ 55,239,681
                                              =============================       ==============================



(1)  Commencement of operations, May 1, 2000.



See accompanying notes.

           Money Market                          Quality Bond                            Small Cap
            Subaccount                            Subaccount                            Subaccount
----------------------------------    -------------------------------       ---------------------------------
      2000              1999                2000             1999                 2000             1999
-------------------------------       -------------------------------       ---------------------------------
$    2,865,201     $  2,483,330       $    3,320,512     $  3,372,403       $    76,207,046    $   (2,055,435)
             -                -           (1,036,563)        (791,238)            4,148,711        10,325,925

             -                -            4,180,508       (3,818,511)          (61,826,128)       21,815,790
-------------------------------       -------------------------------       ---------------------------------
     2,865,201        2,483,330            6,464,457       (1,237,346)           18,529,629        30,086,280


    25,670,078       79,063,088            5,463,527        8,998,773            10,506,523         5,026,232

   (10,721,382)     (46,333,650)          (6,569,575)      (1,621,795)            5,136,227       (21,819,701)

   (20,582,523)     (19,391,915)          (9,411,154)      (7,412,821)          (21,752,107)      (17,760,149)
-------------------------------       -------------------------------       ---------------------------------

    (5,633,827)      13,337,523          (10,517,202)         (35,843)           (6,109,357)      (34,553,618)
-------------------------------       -------------------------------       ---------------------------------

    (2,768,626)      15,820,853           (4,052,745)      (1,273,189)           12,420,272        (4,467,338)


    81,511,478       65,690,625           78,586,083       79,859,272           164,080,611       168,547,949
-------------------------------       -------------------------------       ---------------------------------
$   78,742,852     $ 81,511,478       $   74,533,338      $78,586,083       $   176,500,883    $  164,080,611
===============================       ===============================       =================-===============

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                  Small Company Stock
                                                       Subaccount                  Special Value Subaccount
                                              ----------------------------       -----------------------------
                                                  2000            1999                2000            1999
                                              ----------------------------       -----------------------------
Operations:
  Net investment income (loss)                $     (280,215) $   (311,801)      $    1,341,722   $  2,947,869
  Net realized capital gain (loss)                   472,309      (777,425)             309,446      2,647,847
  Net change in unrealized appreciation/
     depreciation of investments                   1,240,461     2,746,306             (385,735)    (3,264,474)
                                              ----------------------------       -----------------------------
Increase (decrease) from operations                1,432,555     1,657,080            1,265,433      2,331,242

Contract transactions:
  Net contract purchase payments                   2,872,541     1,512,292            1,191,359      2,589,652
  Transfer payments from (to) other
     subaccounts or general account                 (173,267)   (4,756,004)          (3,149,124)    (5,913,094)
  Contract terminations, withdrawals,
     and other deductions                         (2,586,423)   (1,941,505)          (4,526,248)    (3,547,286)
                                              -----------------------------      -----------------------------
Increase (decrease) from contract
  transactions                                       112,851    (5,185,217)          (6,484,013)    (6,870,728)
                                              ----------------------------       -----------------------------
Net increase (decrease) in contract
  owners' equity                                   1,545,406    (3,528,137)          (5,218,580)    (4,539,486)

Contract owners' equity:
  Beginning of period                             21,793,197    25,321,334           40,199,009     44,738,495
                                              ----------------------------       -----------------------------
  End of period                               $   23,338,603  $ 21,793,197       $   34,980,429   $ 40,199,009
                                              ============================       =============================



(1)  Commencement of operations, May 1, 2000.



See accompanying notes.


          Zero Coupon 2000                      Dreyfus Stock Index              Dreyfus Socially Responsible
             Subaccount                             Subaccount                        Growth Subaccount
------------------------------------    ----------------------------------    ----------------------------------
        2000               1999                 2000             1999                2000              1999
------------------------------------    ----------------------------------    ----------------------------------
$     673,102       $     790,270        $    3,022,431    $   1,550,822       $     (661,448)  $   2,417,727
     (270,069)            (24,203)            3,908,630       22,548,200            1,936,970       6,140,232

      291,776            (512,997)          (37,797,690)      17,763,235          (17,649,093)     12,756,278
------------------------------------    ----------------------------------    ----------------------------------
      694,809             253,070           (30,866,629)      41,862,257          (16,373,571)     21,314,237


      870,860           1,726,358            40,931,132       25,613,575           26,157,133      13,650,843

  (17,041,256)           (557,660)           21,658,028       23,386,348           16,725,296      17,035,882

   (3,975,324)         (2,997,228)          (36,705,002)     (18,088,782)         (12,932,700)     (6,288,711)
------------------------------------    ----------------------------------    ----------------------------------

  (20,145,720)         (1,828,530)           25,884,158       30,911,141           29,949,729      24,398,014
------------------------------------    ----------------------------------    ----------------------------------

  (19,450,911)         (1,575,460)           (4,982,471)      72,773,398           13,576,158      45,712,251


   19,451,457          21,026,917           270,147,154      197,373,756          105,548,285      59,836,034
------------------------------------    ----------------------------------    ----------------------------------
$         546       $  19,451,457        $  265,164,683    $ 270,147,154       $  119,124,443   $ 105,548,285
====================================    ==================================    ==================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                           Core Bond                   Core Value
                                                           Subaccount                  Subaccount
                                                      -----------------     -----------------------------
                                                             2000 (1)             2000           1999
                                                      -----------------     -----------------------------
Operations:
  Net investment income (loss)                          $     71,834         $     433,319  $    (25,328)
  Net realized capital gain (loss)                             1,411                16,101       124,383
  Net change in unrealized appreciation/
     depreciation of investments                              43,144             1,075,434       192,119
                                                      ---------------       -----------------------------
Increase (decrease) from operations                          116,389             1,524,854       291,174

Contract transactions:
   Net contract purchase payments                          2,113,036             5,935,702     1,724,915
   Transfer payments from (to) other subaccounts or
     general account                                       2,111,142             6,908,886     4,458,905
   Contract terminations, withdrawals, and other
     deductions                                              (20,425)             (891,906)     (579,963)
                                                      ---------------       -----------------------------
Increase (decrease) from contract transactions             4,203,753            11,952,682     5,603,857
                                                      ---------------       -----------------------------
Net increase (decrease) in contract owners' equity         4,320,142            13,477,536     5,895,031

Contract owners' equity:
   Beginning of period                                             -             6,783,420       888,389
                                                      ---------------       -----------------------------
   End of period                                          $4,320,142           $20,260,956    $6,783,420
                                                      ===============       =============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.


         Emerging              Emerging                                                  Founders
         Leaders                Markets                   European Equity                Discovery
        Subaccount             Subaccount                   Subaccount                   Subaccount
     ------------------    -----------------    --------------------------------    ------------------
         2000 (1)              2000 (1)               2000             1999               2000 (1)
     ------------------    -----------------    --------------------------------    ------------------

      $     84,769          $      (523)          $     94,545     $    9,091        $      (58,528)
            16,758              (75,993)               106,527          1,965               (13,218)

           144,034              (16,199)              (401,046)       143,874            (2,403,787)
     ------------------    -----------------    --------------------------------    ------------------
           245,561              (92,715)              (199,974)       154,930            (2,475,533)


         1,049,094              577,582              2,071,254        316,851             8,740,624

         1,631,549               22,700              2,469,456        446,319             5,653,496

           (24,304)             (20,895)              (185,915)        (5,376)             (206,800)
     ------------------    -----------------    --------------------------------    ------------------
         2,656,339              579,387              4,354,795        757,794            14,187,320
     ------------------    -----------------    --------------------------------    ------------------

         2,901,900              486,672              4,154,821        912,724            11,711,787


                 -                    -                912,724              -                     -
     ------------------    -----------------    --------------------------------    ------------------
      $  2,901,900          $   486,672           $  5,067,545     $  912,724        $   11,711,787
     ==================    =================    ================================    ==================

                            Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                       Founders Growth              Founders International
                                                          Subaccount                   Equity Subaccount
                                               -------------------------------    ---------------------------
                                                    2000            1999              2000           1999
                                               --------------------------------------------------------------
Operations:
  Net investment income (loss)                  $    (146,702)  $    11,575        $     59,145   $   42,716
  Net realized capital gain (loss)                     (3,474)      145,727             (39,672)     109,776
  Net change in unrealized appreciation/
     depreciation of investments                   (6,372,079)      411,644          (1,425,916)      50,688
                                               -------------------------------    ----------------------------
Increase (decrease) from operations                (6,522,255)      568,946          (1,406,443)     203,180

Contract transactions:
   Net contract purchase payments                  15,936,768       873,166           6,532,312      275,527
   Transfer payments from (to) other
     subaccounts or general account                12,268,681     1,300,885           4,643,312      235,190
   Contract terminations, withdrawals, and
     other deductions                              (1,108,240)      (92,794)           (413,308)         (33)
                                               -------------------------------    ----------------------------
Increase (decrease) from contract
  transactions                                     27,097,209     2,081,257          10,762,316      510,684
                                               -------------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           20,574,954     2,650,203           9,355,873      713,864

Contract owners' equity:
   Beginning of period                              2,650,203             -             713,864            -
                                               -------------------------------    ----------------------------
   End of period                                $  23,225,157   $ 2,650,203        $ 10,069,737   $  713,864
                                               ===============================    ============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.


                Founders Passport                 Japan                      MidCap Stock
                   Subaccount                   Subaccount                    Subaccount
      -----------------------------------    ----------------    -----------------------------------
              2000              1999              2000 (1)                2000              1999
      -----------------------------------    ----------------    -----------------------------------
       $     454,937       $   219,438           $  10,334         $     234,527    $    (63,765)
          (2,575,688)           36,124             (36,262)              121,021         143,749

          (8,341,751)          543,264             (23,565)               36,569         577,349
      -----------------------------------    ----------------    -----------------------------------
         (10,462,502)          798,826             (49,493)              392,117         657,333


          12,335,802           463,355             218,404             9,130,076       1,535,770

          16,266,430         2,491,062             161,599            10,805,770         777,326

          (1,263,864)          (26,238)             (4,795)           (1,013,264)       (338,426)
      -----------------------------------    ----------------    ----------------------------------

          27,338,368         2,928,179             375,208            18,922,582       1,974,670
      -----------------------------------    ----------------    -----------------------------------

          16,875,866         3,727,005             325,715            19,314,699       2,632,003


           3,727,005                 -                   -             7,134,039       4,502,036
      -----------------------------------    ----------------    -----------------------------------
       $  20,602,871       $ 3,727,005           $ 325,715         $  26,448,738    $  7,134,039
      ===================================    ================    ===================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                      Technology Growth                    TA VIF Growth
                                                         Subaccount                          Subaccount
                                              ----------------------------------    ----------------------------
                                                    2000             1999               2000            1999
                                              ------------------------------------------------------------------
Operations:
  Net investment income (loss)                 $   (1,468,158)   $    (69,018)       $   4,324,158  $   (497,665)
  Net realized capital gain (loss)                    400,390         489,824            1,272,888     3,247,834
  Net change in unrealized appreciation/
     depreciation of investments                  (47,827,703)      9,384,660          (12,471,426)    8,036,026
                                               ------------------------------        ---------------------------
Increase (decrease) from operations               (48,895,471)      9,805,466           (6,874,380)   10,786,195

Contract transactions:
   Net contract purchase payments                  47,793,677       6,234,045            9,538,392     6,007,635
   Transfer payments from (to) other
     subaccounts or general account                67,133,279      28,749,969            9,604,731    12,413,490
   Contract terminations, withdrawals, and
     other deductions                             (10,642,733)       (203,218)          (7,919,250)   (2,045,464)
                                               ------------------------------        ---------------------------
Increase (decrease) from contract
  transactions                                    104,284,223      34,780,796           11,223,873    16,375,661
                                               ==============================        ===========================
Net increase (decrease) in contract owners'
  equity                                           55,388,752      44,586,262            4,349,493    27,161,856

Contract owners' equity:
   Beginning of period                             44,586,262               -           45,707,660    18,545,804
                                               ------------------------------        ---------------------------
   End of period                                $  99,975,014    $ 44,586,262        $  50,057,153  $ 45,707,660
                                               ==============================        ===========================

(1)  Commencement of operations, May 1, 2000.


See accompanying notes.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000

1.   Organization and Summary of Significant Accounting Policies

Organization

The Separate Account VA-2L of Transamerica Occidental Life Insurance Company (the "Mutual Fund Account") is a segregated investment account of Transamerica Occidental Life Insurance Company ("Transamerica Life"), an indirect wholly-owned subsidiary of Transamerica Corporation. During 1999, Transamerica Corporation was merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-eight investment subaccounts, thirteen of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, one of which is invested in the Dreyfus Stock Index Fund, one of which is invested in the Dreyfus Socially Responsible Growth Fund, twelve of which are invested in specified portfolios of the Dreyfus Investment Portfolios, and one of which is invested in the TA VIF Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

The Appreciation Portfolio of the Dreyfus Variable Investment Fund and the Appreciation Subaccount were formerly known as the Capital Appreciation Portfolio and the Capital Appreciation Subaccount, respectively. The Special Value Portfolio of the Dreyfus Variable Investment Fund and the Special Value Subaccount were previously reported as the Managed Assets Portfolio and the Managed Assets Subaccount, respectively.

Effective December 27, 2000, the Zero Coupon 2000 Subaccount was no longer available to new contract owners.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Prior to July 31, 2000, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains and losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 31, 2000 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gains (loss) from investments" and "increase (decrease) from operations" as reported in the statement of operations.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


1.   Organization and Summary of Significant Accounting Policies (continued)

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2.   Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                Number of      Net Asset Value     Market
                                               Shares Held        Per Share        Value             Cost
                                            -----------------------------------------------------------------
Dreyfus Variable Investment Fund:
 Balanced Portfolio                            5,568,288.182       $ 14.99      $  83,468,640   $  87,889,516
 Appreciation Portfolio                        8,018,089.318         38.91        311,983,855     257,163,262
 Disciplined Stock Portfolio                   5,400,301.836         24.19        130,633,301     121,705,852
 Growth and Income Portfolio                   8,759,055.274         23.48        205,662,618     189,965,965
 International Equity Portfolio                3,538,007.072         15.34         54,273,028      59,866,496
 International Value Portfolio                 1,394,948.484         13.52         18,859,704      19,870,663
 Limited Term High Income Portfolio            3,917,338.784          8.46         33,140,686      44,623,352
 Money Market Portfolio                       78,777,766.310          1.00         78,777,766      78,777,766
 Quality Bond Portfolio                        6,543,751.879         11.39         74,533,334      75,178,495
 Small Cap Portfolio                           4,379,679.217         40.30        176,501,072     209,797,329
 Small Company Stock Portfolio                 1,290,864.465         18.08         23,338,830      20,621,382
 Special Value Portfolio                       2,387,743.026         14.65         34,980,435      33,217,568
 Zero Coupon 2000 Portfolio                           65.912         12.19                803           1,062
Dreyfus Stock Index Fund                       7,798,975.498         34.00        265,165,167     239,438,886
Dreyfus Socially Responsible Growth Fund       3,455,886.410         34.47        119,124,405     112,121,584
Dreyfus Investment Portfolios:
 Core Bond Portfolio                             334,117.689         12.93          4,320,142       4,276,998
 Core Value Portfolio                          1,342,674.458         15.09         20,260,958      18,950,150
 Emerging Leaders Portfolio                      170,199.518         17.05          2,901,902       2,757,868
 Emerging Markets Portfolio                       52,727.191          9.23            486,672         502,871
 European Equity Portfolio                       338,287.235         14.98          5,067,543       5,324,715
 Founders Discovery Portfolio                    972,736.469         12.04         11,711,747      14,115,534
 Founders Growth Portfolio                     1,576,725.555         14.73         23,225,167      29,185,602
 Founders International Equity Portfolio         592,337.327         17.00         10,069,735      11,444,963
 Founders Passport Portfolio                   1,212,646.672         16.99         20,602,867      28,401,354

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2.   Investments (continued)

                                                Number of      Net Asset Value     Market
                                               Shares Held        Per Share        Value             Cost
                                            -----------------------------------------------------------------
 Japan Portfolio                                  29,029.901       $ 11.22      $     325,715   $     349,280
 MidCap Stock Portfolio                        1,850,857.636         14.29         26,448,756      25,477,926
 Technology Growth Portfolio                   7,045,530.000         14.19         99,976,071     138,419,113
Transamerica Variable Insurance Fund:
 TA VIF Growth Portfolio                       2,298,309.571         21.78         50,057,182      53,408,240

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                     Period ended December 31
                                                ------------------------------------------------------------------
                                                           2000                                1999
                                                -----------------------------      -------------------------------
                                                  Purchases         Sales            Purchases          Sales
                                                -----------------------------      -------------------------------
   Dreyfus Variable Investment Fund:
     Balanced Portfolio                         $  24,576,805    $  2,906,041      $  44,473,572    $    9,702,552
     Appreciation Portfolio                        27,607,661      37,906,220         82,873,843        69,937,158
     Disciplined Stock Portfolio                   25,816,490      11,141,743         43,992,128        22,328,965
     Growth and Income Portfolio                   21,405,360      19,529,025         31,000,075        47,897,993
     International Equity Portfolio                31,053,843      13,313,820         11,837,135        12,730,527
     International Value Portfolio                  5,895,607       5,576,248         14,869,912        12,545,160
     Limited Term High Income Portfolio             7,153,177      20,879,070         33,086,609        39,608,695
     Money Market Portfolio                        58,198,744      55,103,191        172,132,508       162,302,034
     Quality Bond Portfolio                        10,458,709      17,644,049         27,109,193        23,823,265
     Small Cap Portfolio                           90,873,749      20,763,407         28,041,111        64,857,750
     Small Company Stock Portfolio                  4,240,718       4,404,101          4,565,561        10,078,478
     Special Value Portfolio                        3,740,088       8,128,207          7,921,419        12,612,148
     Zero Coupon 2000 Portfolio                     2,150,802      21,620,970          5,790,728         6,825,795
   Dreyfus Stock Index Fund                        43,967,280      20,540,047         89,096,058        51,216,130
   Dreyfus Socially Responsible Growth Fund        39,680,620      10,469,131         41,800,549        14,906,200
   Dreyfus Investment Portfolios:
     Core Bond Portfolio                            4,614,420         338,833                  -                 -
     Core Value Portfolio                          13,155,645         797,249          8,772,931         3,167,652
     Emerging Leaders Portfolio                     2,956,404         215,294                  -                 -
     Emerging Markets Portfolio                     1,838,464       1,259,600                  -                 -
     European Equity Portfolio                      5,358,198         910,080            847,214            79,109
     Founders Discovery Portfolio                  14,237,833         109,081                  -                 -
     Founders Growth Portfolio                     27,947,652       1,002,801          2,932,236           833,738
     Founders International Equity Portfolio       11,318,290         498,736          1,186,081           630,776
     Founders Passport Portfolio                   36,491,230       8,718,558          3,527,923           359,677

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2.   Investments (continued)

                                                                     Period ended December 31
                                                 ----------------------------------------------------------------
                                                           2000                                1999
                                                 ----------------------------       -----------------------------
                                                   Purchases         Sales             Purchases         Sales
                                                 ----------------------------       -----------------------------
     Japan Portfolio                             $   1,593,708    $ 1,208,166       $          -     $          -
     MidCap Stock Portfolio                         20,432,297      1,274,384          4,797,058        2,938,686
     Technology Growth Portfolio                   109,857,975      8,410,190         37,803,685        1,722,571
   Transamerica Variable Insurance Fund:
     TA VIF Growth Portfolio                        23,169,807      7,626,776         33,502,647       17,669,017

3.   Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                          Accumulation     Accumulation     Total Contract
                       Subaccounts                        Units Owned       Unit Value          Value
----------------------------------------------------------------------------------------------------------
Balanced                                                  5,776,345.909     $ 14.450073      $  83,468,620
Appreciation                                              8,193,471.439       38.077104        311,983,664
Disciplined Stock                                         6,539,032.706       19.977451        130,633,205
Growth and Income                                         6,432,258.706       31.973585        205,662,370
International Equity                                      2,629,168.557       20.642679         54,273,083
International Value                                       1,337,476.194       14.100968         18,859,709
Limited Term High Income                                  3,514,966.504        9.428450         33,140,686
Money Market                                             59,855,370.259        1.315552         78,742,852
Quality Bond                                              4,333,498.116       17.199347         74,533,338
Small Cap                                                 2,018,390.168       87.446365        176,500,883
Small Company Stock                                       1,666,683.284       14.003022         23,338,603
Special Value                                             1,959,903.631       17.848035         34,980,429
Zero Coupon 2000                                                 31.042       17.588120                546
Dreyfus Stock Index                                       5,610,267.635       47.264177        265,164,683
Dreyfus Socially Responsible Growth                       3,085,982.201       38.601792        119,124,443
Core Bond                                                   401,440.673       10.761595          4,320,142
Core Value                                                1,671,632.569       12.120460         20,260,956
Emerging Leaders                                            237,691.634       12.208677          2,901,900
Emerging Markets                                             68,080.097        7.148521            486,672
European Equity                                             408,844.616       12.394794          5,067,545
Founders Discovery                                        1,566,915.606        7.474421         11,711,787
Founders Growth                                           2,497,719.994        9.298543         23,225,157
Founders International Equity                               889,774.353       11.317181         10,069,737
Founders Passport                                         1,743,018.957       11.820222         20,602,871
Japan                                                        42,342.493        7.692400            325,715
MidCap Stock                                              2,352,335.934       11.243606         26,448,738
Technology Growth                                         9,024,925.748       11.077655         99,975,014
TA VIF Growth                                             3,644,221.142       13.736036         50,057,153

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3.   Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                                   Disciplined    Growth and   International
                                      Balanced     Appreciation       Stock         Income         Equity
                                     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                     ----------------------------------------------------------------------
Units outstanding at January 1,
  1999                                2,280,502      8,121,246      4,753,022      7,270,897      2,456,886
Units purchased                       1,219,137        947,398        980,457        354,962        132,100
Units redeemed and transferred          927,269       (554,837)       123,500     (1,077,464)      (292,273)
                                     ----------------------------------------------------------------------
Units outstanding at
  December 31, 1999                   4,426,908      8,513,807      5,856,979      6,548,395      2,296,713
Units purchased                         841,629        767,886        879,604        582,213        377,597
Units redeemed and transferred          507,809     (1,088,222)      (197,550)      (698,349)       (45,141)
                                     ----------------------------------------------------------------------
Units outstanding at
  December 31, 2000                   5,776,346      8,193,471      6,539,033      6,432,259      2,629,169
                                     ======================================================================

                                                        Limited
                                     International     Term High        Money         Quality
                                         Value           Income         Market         Bond      Small Cap
                                       Subaccount      Subaccount     Subaccount     Subaccount  Subaccount
                                     ----------------------------------------------------------------------
Units outstanding at January 1,
   1999                                 1,380,693      6,458,312        53,939,643    5,030,446   2,615,765
 Units purchased                          108,274      1,434,666       119,997,794      492,407      75,500
Units redeemed and transferred            (56,559)    (2,592,626)     (109,176,137)    (512,039)   (594,535)
                                     ----------------------------------------------------------------------
 Units outstanding at
   December 31, 1999                    1,432,408      5,300,352        64,761,300    5,010,814   2,096,730
 Units purchased                           80,794        253,617        19,944,152      332,305     126,812
 Units redeemed and transferred          (175,726)    (2,039,002)      (24,850,082)  (1,009,621)   (205,152)
                                     ----------------------------------------------------------------------
 Units outstanding at
   December 31, 2000                    1,337,476      3,514,967        59,855,370    4,333,498   2,018,390
                                     ======================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3.   Contract Owners' Equity (continued)

                                                                                                 Dreyfus
                                        Small                        Zero                        Socially
                                       Company       Special        Coupon     Dreyfus Stock    Responsible
                                        Stock         Value          2000          Index           Growth
                                      Subaccount    Subaccount    Subaccount     Subaccount       Subaccount
                                      ----------------------------------------------------------------------
Units outstanding at January 1,
  1999                                 2,111,028     2,764,173     1,263,164      4,443,711        1,744,708
Units purchased                          129,873       126,894       103,154        555,180          366,118
Units redeemed and transferred          (575,171)     (543,310)     (212,414)       114,826          288,241
                                      ----------------------------------------------------------------------
Units outstanding at December 31,
  1999                                 1,665,730     2,347,757     1,153,904      5,113,717        2,399,067
Units purchased                          212,103        68,135        50,565        817,869          633,365
Units redeemed and transferred          (211,150)     (455,988)   (1,204,438)      (321,318)          53,550
                                      ----------------------------------------------------------------------
Units outstanding at December 31,
  2000                                 1,666,683     1,959,904            31      5,610,268        3,085,982
                                      ======================================================================

                                          Core           Core        Emerging        Emerging       European
                                          Bond          Value         Leaders         Markets        Equity
                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                       ----------------------------------------------------------------------
Units outstanding at January 1,
  1999                                         -         95,760              -              -              -
Units purchased                                -        160,949              -              -         29,758
Units redeemed and transferred                 -        361,846              -              -         41,413
                                      ----------------------------------------------------------------------
Units outstanding at December 31,              -
  1999                                                  618,555              -              -         71,171
Units purchased                          392,699        514,202        171,860        161,595        164,260
Units redeemed and transferred             8,742        538,876         65,832        (93,515)       173,414
                                      ----------------------------------------------------------------------
Units outstanding at December 31,
  2000                                   401,441      1,671,633        237,692         68,080        408,845
                                      ======================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3.   Contract Owners' Equity (continued)

                                                                                 Founders
                                                   Founders       Founders     International     Founders
                                                   Discovery       Growth         Equity         Passport
                                                  Subaccount     Subaccount     Subaccount      Subaccount
                                                  --------------------------------------------------------
Units outstanding at January 1, 1999                       -              -              -               -
Units purchased                                            -         88,018         27,720          36,530
Units redeemed and transferred                             -        121,779         23,658         194,323
                                                  --------------------------------------------------------
Units outstanding at December 31, 1999                     -        209,797         51,378         230,853
Units purchased                                    2,338,809      1,453,372        518,198         882,241
Units redeemed and transferred                      (771,893)       834,551        320,198         629,925
                                                  --------------------------------------------------------
Units outstanding at December 31, 2000             1,566,916      2,497,720        889,774       1,743,019
                                                  ========================================================

                                                                   MidCap        Technology       TA VIF
                                                    Japan          Stock           Growth         Growth
                                                  Subaccount     Subaccount      Subaccount     Subaccount
                                                  --------------------------------------------------------
Units outstanding at January 1, 1999                      -         467,293               -      1,634,055
Units purchased                                           -         163,544         519,493        487,820
Units redeemed and transferred                            -          46,739       2,378,849        841,884
                                                  --------------------------------------------------------
Units outstanding at December 31, 1999                    -         677,576       2,898,342      2,963,759
Units purchased                                      56,785         838,684       3,612,383        654,250
Units redeemed and transferred                      (14,443)        836,076       2,514,201         26,212
                                                  --------------------------------------------------------
Units outstanding at December 31, 2000               42,342       2,352,336       9,024,926      3,644,221
                                                  ========================================================

4.   Administrative, Mortality and Expense Risk Charges

Mortality and expense risk charges are deducted from each subaccount of the Separate Account on a daily basis which is equal, on an annual basis, to 1.25% of the daily net asset value of the subaccount. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


4.   Administrative, Mortality and Expense Risk Charges (continued)

The following charges are deducted from a contract holder's account by Transamerica Life and not directly form the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30.


5.   Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to Transamerica Life.

PART C

Other Information

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Parts A and B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account. (1)

     (2)  Not Applicable.

     (3) (a) Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

          (b) Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

          (c) Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

          (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

          (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

          (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

          (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

          (h) Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

          (i) Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (j) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (k) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (l) Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (10)

     (4) Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

          (a)  Contract form and Endorsements. (5)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
               (ii) Form of Automatic Payout Option Endorsement to Group Contract. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
               (v) Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
               (vi)   Form of Fixed Account Rider to Group Contract. (7)

               (vii)  Form of Tax Relief Rider. (18)

          (b)  Certificate of Participation Form and Endorsements. (5)

               (i)    Form of Certificate of Participation.  (5)
               (ii)   Form of IRA Endorsement to Certificate. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
               (v)    Form of Automatic Payout Option Endorsement to
                      Certificate. (5)
               (vi)   Form of Benefit Distribution Endorsement to Certificate.
                      (5)
               (vii)  Form of Death Benefit Endorsement to Group Contract. (14)
               (viii) Form of Individual Purchase Payment Endorsement. (14)
               (ix)   Form of Guaranteed Minimum Income Builder Rider. (14)

               (x)    Form of Tax Relief Rider.(18)


          (c)  Individual Contract Form and Endorsements. (6)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
               (ii)   Form of IRA Endorsement to Individual Contract. (6)
               (iii)  Form of Benefit Distribution Endorsement. (6)
               (iv) Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
               (v) Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
               (vi) Form of Automatic Payout Option Endorsement to Individual Contract. (6)
               (vii) Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
               (viii) Form of Fixed Account Rider to Individual Contract. (7)
               (x)    Form of Death Benefit Endorsement. (14)
               (xi)   Form of Initial Purchase Payment Endoresment. (14)
               (xii)  Form of Guaranteed Minimum Income Benefit Rider. (14)

               (xiii) Form of Tax Relief Rider.(18)

     (5)  (a)  Form of Application for and Acceptance of Group Annuity Contract.
               (5)

          (b)  Form of Application for Enrollment under Group Annuity Contract.
               (5)

          (c)  Form of Application for Individual Annuity Contract. (6)

     (6)  (a)       Restated Articles of Incorporation of Transamerica. (1)

          (a)(1) Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

          (b)       Restated By-Laws of Transamerica. (1)

          (b)(1) Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)


     (7)  Not Applicable.

     (8)  (a)       Participation Agreement between Transamerica Occidental Life
                    Insurance Company and Dreyfus Variable Investment Fund. (4)

          (b) Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

          (c) Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

          (d) Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

          (e) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

          (f) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (g) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)


          (g)(1)    Form of Fund Participation Agreement (Dreyfus). (17)

          (h) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

          (i) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)


          (j)       Form of Participation Agreement (Transamerica). (17)

     (9)  (a)       Opinion and Consent of Counsel. (9)


          (b)       Consent of Counsel. (11)


    (10)  (a)       Consent of Independent Auditors. (17)

          (b)       Opinion and Consent of Actuary. (17)

    (11)  No financial statements are omitted from item 23.

    (12)  Not applicable.

     (13) Performance Data Calculations. (6)

     (14) Not applicable.

     (15) Powers of Attorney.

                Frank Beardsley (12)           Richard N. Latzer (15)
                Thomas J. Cusak (11)           Karen MacDonald (15)
                James W. Dederer (15)          Gary U. Rolle' (15)
                Paul E. Rutledge III (15)      T. Desmond Sugrue (11)
                George A. Foegele (15)         Nooruddin S. Veerjee (15)
                David E. Gooding (15)          Robert A. Watson (11)
                Edgar H. Grubb (11)            Frank C. Herringer (11)
                Patrick S. Baird (15)          Brenda K. Clancy (15)
                Douglas C. Kolsrud (15)        Craig D. Vermie (15)
                Ron F. Wagley (17)             Bruce Clark (17)

(1) Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).

(2) Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1990)

(3) Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1991)

(4) Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).

(5) Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).

(6) Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).

(7) Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).

(8) Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).

(9) Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).

(10) Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).

(11) Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).

(12) Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).

(13) Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14) Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).

(15) Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)


(16) Filed with Post-Effective Amendment No 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)

(17) Filed herewith.

(18) To be filed by Amendment.

Item 25.  List of Directors and Officers of the Depositor

                         Principal Positions and
Name                     Offices with Depositor
----                     ----------------------

Patrick S. Baird         Director

Paul E. Rutledge III     Director, President - Reinsurance Division

Ron F. Wagley            Director, President - Insurance Products Division

James W. Dederer         Director, Executive Vice President

Larry N. Norman          Executive Vice President

Brenda K. Clancy         Director, Senior Vice President, Corporate

George A. Foegele        Director, Senior Vice President

Douglas C. Kolsrud       Director, Senior Vice President, Investment Division

Karen MacDonald          Director, Executive Vice President and Chief Operating
                         Officer

Richard N. Latzer        Director, Investment Officer

Gary U. Rolle'           Director, Investment Officer

Craig D. Vermie          Director, Vice President and Counsel, Corporate

David M. Goldstein       Vice President and Deputy General Counsel

Bruce Clark              Chief Financial Officer

Frank A. Camp            Vice President and Financial Markets Division
                         General Counsel

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 29.  Principal Underwriter

Transamerica Securities Sales Corporation (TSSC) and Transamerica Financial Resources (TFR) are the co-underwriters of the Certificates and the Individual Contracts as defined in the Investment Company Act of 1940. TSSC became Principal Underwriter effective 8-24-94.

NAME AND PRINCIPAL              POSITION AND OFFICES WITH
BUSINESS ADDRESS*               TRANSAMERICA SECURITIES SALES CORPORATION
----------------------------------------------------------------------------

Catherine Collinson             Director
Sandy Brown                     President, Treasurer and Director
Karen MacDonald                 Director
George Chuang                   Vice President and Chief Financial Officer
Chris Shaw                      Vice President, Chief Compliance Officer and
                                Secretary

*The Principal business address for each officer and director is 1150 South
 Olive, Los Angeles, CA 90015.

NAME AND PRINCIPAL              POSITION AND OFFICES WITH
BUSINESS ADDRESS*               TRANSAMERICA FINANCIAL RESOURCES
----------------------------------------------------------------

Ron F. Wagley                   Chairman of the Board and Director
Sandra C. Brown                 Director, President and Chief  Operating Officer

Karen MacDonald                 Director
Kenneth Kilbane                 Director
William Tate                    Director

Dan Caneva                      Vice President

Item 27. Number of Certificate Owners


As of December 31, 2000 there were 30,622 Owners of Contracts.

Item 28.  Indemnification

          The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Dan Trivers                     Vice President
Monica Suryapranata             Treasurer
Susan Vivino                    Assistant Secretary

*The Principal business address for each officer and director is 1150 South
 Olive, Los Angeles, CA 90015.





Transamerica Securities Sales Corporation and Transamerica Financial Resources, co-underwriters, received $40,610,303.06 from the Registrant for the year ending December 31, 2000, for its services in distributing the policies. No other commission or compensation was received by the co-underwriters, directly or indirectly, from the Registrant during the fiscal year.

Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-3 and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6 and VA-7; and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY.

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

Item 30. Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

All management contracts are discussed in Parts A or B.

Items 32. Undertakings

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

 (d) Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
      Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

 (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 26th day of April, 2001.

                                        SEPARATE ACCOUNT VA-2L

                                        TRANSAMERICA OCCIDENTAL
                                        LIFE INSURANCE COMPANY
                                        (DEPOSITOR)


                                           /s/ Frank A. Camp
                                        --------------------------------
                                        Frank A. Camp
                                        Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                     Titles                                   Date
----------                     ------                                   ----
                       *       Director                                 ____________, 2001
------------------------
Patrick S. Baird

                       *       Director                                 ____________, 2001
------------------------
Paul E. Rutledge III

                       *       Director and Chief Operating Officer     ____________, 2001
------------------------
Karen MacDonald

                       *       Director                                 ____________, 2001
------------------------
Ron F. Wagley

                       *       Director                                 ____________, 2001
------------------------
Brenda K. Clancy

                       *       Director                                 ____________, 2001
------------------------
James W. Dederer

                       *       Director                                 ____________, 2001
------------------------
George A. Foegele

                       *       Director                                 ____________, 2001
------------------------
Douglas C. Kolsrud

                       *       Director                                 ____________, 2001
------------------------
Richard N. Latzer

                       *       Director                                 ____________, 2001
------------------------
Gary U. Rolle'

                       *       Director                                       _________, 2001
------------------------
Craig D. Vermie

                       *       Chief Financial Officer                        _________, 2001
------------------------
Bruce Clark

/s/ Frank A. Camp              Attorney-in-Fact pursuant to powers of          April 26, 2001
------------------------                                                      ----------
*By:  Frank A. Camp            attorney filed herewith, and in his own
                               capacity as Vice President.

                                                                Registration No.
                                                                        33-49998


                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                     DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                                _______________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.     Description of Exhibit                                Page No.*
-----------     ----------------------                                ---------

(8)(g)(1)       Form of Fund Participation Agreement (Dreyfus)

(8)(j)          Form of Participation Agreement (Transamerica)

(10)(a)         Consent of Independent Auditors

(10)(b)         Opinion and Consent of Actuary

(15)            Powers of Attorney


______________________

* Page numbers included only in manually executed original.